File  333-172064
                                                                    Rule 497(b)

                  Dow(R) Target 5 2Q '11 - Term 6/29/12
                 Global Target 15 2Q '11 - Term 6/29/12
                MSCI EAFE Target 20 2Q '11 - Term 6/29/12
                Nasdaq(R) Target 15 2Q '11 - Term 6/29/12
              NYSE(R) Intl. Target 25 2Q '11 - Term 6/29/12
                   S&P Target 24 2Q '11 - Term 6/29/12
                S&P Target SMid 60 2Q '11 - Term 6/29/12
                   Target 50/50 2Q '11 - Term 6/29/12
                Target Divsd. Dvd. 2Q '11 - Term 6/29/12
             Target Dvd. Multi-Strat. 2Q '11 - Term 6/29/12
                 Target Dbl. Play 2Q '11 - Term 6/29/12
                  Target Focus 5 2Q '11 - Term 6/29/12
            Target Global Dvd. Leaders 2Q '11 - Term 6/29/12
                   Target Growth 2Q '11 - Term 6/29/12
                 Target Small-Cap 2Q '11 - Term 6/29/12
              Target VIP Cons. Eqty. 2Q '11 - Term 6/29/12
          Value Line(R) Divsd. Target 40 2Q '11 - Term 6/29/12
              Value Line(R) Target 25 2Q '11 - Term 6/29/12

                                 FT 2857

FT 2857 is a series of a unit investment trust, the FT Series. FT 2857 consists of 18 separate portfolios listed above (each, a "Trust," and collectively, the "Trusts"). Each Trust invests in a portfolio of common stocks ("Securities") selected by applying a specialized strategy. Each Trust seeks above-average total return.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                             FIRST TRUST (R)

                             1-800-621-1675

              The date of this prospectus is March 31, 2011
                         As amended April 1, 2011

                            Table of Contents

Summary of Essential Information                                   3
Fee Table                                                          9
Report of Independent Registered Public Accounting Firm           14
Statements of Net Assets                                          15
Schedules of Investments                                          21
The FT Series                                                     54
Portfolios                                                        55
Risk Factors                                                      63
Hypothetical Performance Information                              69
Public Offering                                                   75
Distribution of Units                                             77
The Sponsor's Profits                                             79
The Secondary Market                                              79
How We Purchase Units                                             79
Expenses and Charges                                              79
Tax Status                                                        80
Retirement Plans                                                  83
Rights of Unit Holders                                            84
Income and Capital Distributions                                  84
Redeeming Your Units                                              85
Investing in a New Trust                                          86
Removing Securities from a Trust                                  87
Amending or Terminating the Indenture                             87
Information on the Sponsor, Trustee,
   FTPS Unit Servicing Agent and Evaluator                        88
Other Information                                                 89

                    Summary of Essential Information

                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                                             The Dow(R)          Global         MSCI EAFE
                                                                               Target 5        Target 15        Target 20
                                                                            Portfolio, 2nd   Portfolio, 2nd   Portfolio, 2nd
                                                                             Quarter 2011     Quarter 2011     Quarter 2011
                                                                                Series           Series           Series
                                                                           ______________   ______________   ______________
Initial Number of Units (1)                                                     13,960           15,593           17,386
Fractional Undivided Interest in the Trust per Unit (1)                       1/13,960         1/15,593         1/17,386
Public Offering Price:
Public Offering Price per Unit (2)                                          $   10.000       $   10.000       $   10.000
   Less Initial Sales Charge per Unit (3)                                        (.100)           (.100)           (.100)
                                                                            __________       __________       __________
Aggregate Offering Price Evaluation of Securities per Unit (4)                   9.900            9.900            9.900
   Less Deferred Sales Charge per Unit (3)                                       (.145)           (.145)           (.145)
                                                                            __________       __________       __________
Redemption Price per Unit (5)                                                    9.755            9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)                            (.050)           (.050)           (.050)
    Less Organization Costs per Unit (5)                                         (.029)           (.029)           (.029)
                                                                            __________       __________       __________
                                                                            $    9.676       $    9.676       $    9.676
                                                                            ==========       ==========       ==========
Estimated Net Annual Distribution per Unit (6)                              $    .3856       $    .4347       $    .2851
Cash CUSIP Number                                                           30277G 107       30277G 156       30277G 206
Reinvestment CUSIP Number                                                   30277G 115       30277G 164       30277G 214
Fee Accounts Cash CUSIP Number                                              30277G 123       30277G 172       30277G 222
Fee Accounts Reinvestment CUSIP Number                                      30277G 131       30277G 180       30277G 230
FTPS CUSIP Number                                                           30277G 149       30277G 198       30277G 248
Security Code                                                                   070893           070873           070990
Ticker Symbol                                                                   FGORGX           FTOMHX           FHERNX

First Settlement Date                                        April 5, 2011
Mandatory Termination Date (7)                               June 29, 2012
Rollover Notification Date (8)                               June 15, 2012
Special Redemption and Liquidation Period (8)                June 15, 2012 to June 29, 2012
Distribution Record Date                                     Tenth day of each month, commencing April 10, 2011.
Distribution Date (6)                                        Twenty-fifth day of each month, commencing April 25, 2011.

____________

See "Notes to Summary of Essential Information" on page 8.

                    Summary of Essential Information

                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                                             NYSE (R)
                                                           Nasdaq (R)     International         S&P              S&P
                                                           Target 15        Target 25        Target 24      Target SMid 60
                                                         Portfolio, 2nd   Portfolio, 2nd   Portfolio, 2nd   Portfolio, 2nd
                                                          Quarter 2011     Quarter 2011     Quarter 2011     Quarter 2011
                                                            Series           Series           Series           Series
                                                          _____________   ______________    _____________   ______________
Initial Number of Units (1)                                    17,077           17,787           14,106           17,291
Fractional Undivided Interest in the Trust per Unit (1)      1/17,077         1/17,787         1/14,106         1/17,291
Public Offering Price:
Public Offering Price per Unit (2)                         $   10.000       $   10.000       $   10.000       $   10.000
   Less Initial Sales Charge per Unit (3)                       (.100)           (.100)           (.100)           (.100)
                                                           __________       __________       __________       __________
Aggregate Offering Price Evaluation of Securities per           9.900            9.900            9.900            9.900
Unit (4)
   Less Deferred Sales Charge per Unit (3)                      (.145)           (.145)           (.145)           (.145)
                                                           __________       __________       __________       __________
Redemption Price per Unit (5)                                   9.755            9.755            9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)           (.050)           (.050)           (.050)           (.050)
    Less Organization Costs per Unit (5)                        (.029)           (.029)           (.029)           (.029)
                                                           __________       __________       __________       __________
                                                           $    9.676       $    9.676       $    9.676       $    9.676
                                                           ==========       ==========       ==========       ==========
Estimated Net Annual Distribution per Unit (6)             $    .0250       $    .2081       $    .1294       $    .1181
Cash CUSIP Number                                          30277G 255       30277G 305       30277G 354       30277G 404
Reinvestment CUSIP Number                                  30277G 263       30277G 313       30277G 362       30277G 412
Fee Accounts Cash CUSIP Number                             30277G 271       30277G 321       30277G 370       30277G 420
Fee Accounts Reinvestment CUSIP Number                     30277G 289       30277G 339       30277G 388       30277G 438
FTPS CUSIP Number                                          30277G 297       30277G 347       30277G 396       30277G 446
Security Code                                                  070995           070898           071124           071000
Ticker Symbol                                                  FMCGLX           FERIKX           FJPONX           FZIKDX

First Settlement Date                                        April 5, 2011
Mandatory Termination Date (7)                               June 29, 2012
Rollover Notification Date (8)                               June 15, 2012
Special Redemption and Liquidation Period (8)                June 15, 2012 to June 29, 2012
Distribution Record Date                                     Tenth day of each month, commencing April 10, 2011.
Distribution Date (6)                                        Twenty-fifth day of each month, commencing April 25, 2011.

____________

See "Notes to Summary of Essential Information" on page 8.

                    Summary of Essential Information

                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                                               Target
                                                                             Diversified   Target Dividend   Target Double
                                                           Target 50/50       Dividend      Multi-Strategy       Play
                                                          Portfolio, 2nd   Portfolio, 2nd   Portfolio, 2nd   Portfolio, 2nd
                                                           Quarter 2011     Quarter 2011     Quarter 2011     Quarter 2011
                                                              Series           Series           Series           Series
                                                           ____________     ____________     ____________     ____________
Initial Number of Units (1)                                     37,789           17,797           34,790           16,260
Fractional Undivided Interest in the Trust per Unit (1)       1/37,789         1/17,797         1/34,790         1/16,260
Public Offering Price:
Public Offering Price per Unit (2)                          $   10.000       $   10.000       $   10.000       $   10.000
   Less Initial Sales Charge per Unit (3)                        (.100)           (.100)           (.100)           (.100)
                                                            __________       __________       __________       __________
Aggregate Offering Price Evaluation of Securities per            9.900            9.900            9.900            9.900
Unit (4)
   Less Deferred Sales Charge per Unit (3)                       (.145)           (.145)           (.145)           (.145)
                                                            __________       __________       __________       __________
Redemption Price per Unit (5)                                    9.755            9.755            9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)            (.050)           (.050)           (.050)           (.050)
    Less Organization Costs per Unit (5)                         (.029)           (.029)           (.029)           (.029)
                                                            __________       __________       __________       __________
                                                            $    9.676       $    9.676       $    9.676       $    9.676
                                                            ==========       ==========       ==========       ==========
Estimated Net Annual Distribution per Unit (6)              $    .2704       $    .3427       $    .4074       $    .2408
Cash CUSIP Number                                           30277G 453       30277G 503       30277H 451       30277G 552
Reinvestment CUSIP Number                                   30277G 461       30277G 511       30277H 469       30277G 560
Fee Accounts Cash CUSIP Number                              30277G 479       30277G 529       30277H 477       30277G 578
Fee Accounts Reinvestment CUSIP Number                      30277G 487       30277G 537       30277H 485       30277G 586
FTPS CUSIP Number                                           30277G 495       30277G 545       30277H 493       30277G 594
Security Code                                                   071005           071129           071055           071010
Ticker Symbol                                                   FALDNX           FLUPNX           FJMURX           FDRABX

First Settlement Date                                         April 5, 2011
Mandatory Termination Date (7)                                June 29, 2012
Rollover Notification Date (8)                                June 15, 2012
Special Redemption and Liquidation Period (8)                 June 15, 2012 to June 29, 2012
Distribution Record Date                                      Tenth day of each month, commencing April 10, 2011.
Distribution Date (6)                                         Twenty-fifth day of each month, commencing April 25, 2011.

____________

See "Notes to Summary of Essential Information" on page 8.

                    Summary of Essential Information

                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                             Target       Target Global        Target
                                                           Focus Five    Dividend Leaders      Growth      Target Small-Cap
                                                         Portfolio, 2nd   Portfolio, 2nd   Portfolio, 2nd   Portfolio, 2nd
                                                          Quarter 2011     Quarter 2011     Quarter 2011     Quarter 2011
                                                             Series           Series           Series           Series
                                                          _____________   _______________   ______________  _______________
Initial Number of Units (1)                                     25,997           16,797           15,664           16,315
Fractional Undivided Interest in the Trust per Unit (1)       1/25,997         1/16,797         1/15,664         1/16,315
Public Offering Price:
Public Offering Price per Unit (2)                          $   10.000       $   10.000       $   10.000       $   10.000
   Less Initial Sales Charge per Unit (3)                        (.100)           (.100)           (.100)           (.100)
                                                            __________       __________       __________       __________
Aggregate Offering Price Evaluation of Securities per            9.900            9.900            9.900            9.900
Unit (4)
   Less Deferred Sales Charge per Unit (3)                       (.145)           (.145)           (.145)           (.145)
                                                            __________       __________       __________       __________
Redemption Price per Unit (5)                                    9.755            9.755            9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)            (.050)           (.050)           (.050)           (.050)
    Less Organization Costs per Unit (5)                         (.029)           (.014)           (.029)           (.029)
                                                            __________       __________       __________       __________
                                                            $    9.676       $    9.691       $    9.676       $    9.676
                                                            ==========       ==========       ==========       ==========
Estimated Net Annual Distribution per Unit (6)              $    .1894       $    .5358       $    .0343             N.A.
Cash CUSIP Number                                           30277G 602       30277G 651       30277G 701       30277G 750
Reinvestment CUSIP Number                                   30277G 610       30277G 669       30277G 719       30277G 768
Fee Accounts Cash CUSIP Number                              30277G 628       30277G 677       30277G 727       30277G 776
Fee Accounts Reinvestment CUSIP Number                      30277G 636       30277G 685       30277G 735       30277G 784
FTPS CUSIP Number                                           30277G 644       30277G 693       30277G 743       30277G 792
Security Code                                                   071015           071020           071025           071030
Ticker Symbol                                                   FHOCUX           FCPRNX           FMRTNX           FNICAX

First Settlement Date                                         April 5, 2011
Mandatory Termination Date (7)                                June 29, 2012
Rollover Notification Date (8)                                June 15, 2012
Special Redemption and Liquidation Period (8)                 June 15, 2012 to June 29, 2012
Distribution Record Date                                      Tenth day of each month, commencing April 10, 2011.
Distribution Date (6)                                         Twenty-fifth day of each month, commencing April 25, 2011.

____________

See "Notes to Summary of Essential Information" on page 8.

                    Summary of Essential Information

                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                                            Target VIP     Value Line (R)
                                                                           Conservative     Diversified     Value Line (R)
                                                                             Equity          Target 40        Target 25
                                                                          Portfolio, 2nd   Portfolio, 2nd   Portfolio, 2nd
                                                                           Quarter 2011     Quarter 2011     Quarter 2011
                                                                              Series           Series           Series
                                                                          ______________   ______________   ______________
Initial Number of Units (1)                                                     30,787           17,997           17,522
Fractional Undivided Interest in the Trust per Unit (1)                       1/30,787         1/17,997         1/17,522
Public Offering Price:
Public Offering Price per Unit (2)                                          $   10.000       $   10.000       $   10.000
   Less Initial Sales Charge per Unit (3)                                        (.100)           (.100)           (.100)
                                                                            __________       __________       __________
Aggregate Offering Price Evaluation of Securities per Unit (4)                   9.900            9.900            9.900
   Less Deferred Sales Charge per Unit (3)                                       (.145)           (.145)           (.145)
                                                                            __________       __________       __________
Redemption Price per Unit (5)                                                    9.755            9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)                            (.050)           (.050)           (.050)
    Less Organization Costs per Unit (5)                                         (.029)           (.029)           (.022)
                                                                            __________       __________       __________
Net Asset Value per Unit                                                    $    9.676       $    9.676       $    9.683
                                                                            ==========       ==========       ==========
Estimated Net Annual Distribution per Unit (6)                              $    .1655       $    .0504       $    .0933
Cash CUSIP Number                                                           30277G 800       30277H 105       30277H 154
Reinvestment CUSIP Number                                                   30277G 818       30277H 113       30277H 162
Fee Accounts Cash CUSIP Number                                              30277G 826       30277H 121       30277H 170
Fee Accounts Reinvestment CUSIP Number                                      30277G 834       30277H 139       30277H 188
FTPS CUSIP Number                                                           30277G 842       30277H 147       30277H 196
Security Code                                                                   071035           071040           071134
Ticker Symbol                                                                   FDWSNX           FSHEAX           FOMARX

First Settlement Date                                         April 5, 2011
Mandatory Termination Date (7)                                June 29, 2012
Rollover Notification Date (8)                                June 15, 2012
Special Redemption and Liquidation Period (8)                 June 15, 2012 to June 29, 2012
Distribution Record Date                                      Tenth day of each month, commencing April 10, 2011.
Distribution Date (6)                                         Twenty-fifth day of each month, commencing April 25, 2011.

____________

See "Notes to Summary of Essential Information" on page 8.

Page 7


                NOTES TO SUMMARY OF ESSENTIAL INFORMATION

(1) As of the close of business on April 1, 2011, we may adjust the number of Units of a Trust so that the Public Offering Price per Unit will equal approximately $10.00. If we make such an adjustment, the fractional undivided interest per Unit will vary from the amounts indicated above.

(2) The Public Offering Price shown above reflects the value of the Securities on the business day prior to the Initial Date of Deposit. No investor will purchase Units at this price. The price you pay for your Units will be based on their valuation at the Evaluation Time on the date you purchase your Units. On the Initial Date of Deposit, the Public Offering Price per Unit will not include any accumulated dividends on the Securities. After this date, a pro rata share of any accumulated dividends on the Securities will be included.

(3) You will pay a maximum sales charge of 2.95% of the Public Offering Price per Unit (equivalent to 2.98% of the net amount invested) which consists of an initial sales charge, a deferred sales charge and a creation and development fee. The sales charges are described in the "Fee Table."

(4) Each listed Security is valued at its last closing sale price on the relevant stock exchange at the Evaluation Time on the business day prior to the Initial Date of Deposit. If a Security is not listed, or if no closing sale price exists, it is generally valued at its closing ask price on such date. See "Public Offering-The Value of the Securities." The value of foreign Securities trading in non-U.S. currencies is determined by converting the value of such Securities to their U.S. dollar equivalent based on the currency exchange rate for the currency in which a Security is generally denominated at the Evaluation Time on the business day prior to the Initial Date of Deposit. Evaluations for purposes of determining the purchase, sale or redemption price of Units are made as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day on which it is open (the "Evaluation Time").

(5) The creation and development fee and estimated organization costs per Unit will be deducted from the assets of a Trust at the end of the initial offering period. If Units are redeemed prior to the close of the initial offering period, these fees will not be deducted from the redemption proceeds. See "Redeeming Your Units."

(6) We base our estimate of the dividends a Trust will receive from the Securities by annualizing the most recent dividends declared by the issuers of the Securities (such figure adjusted to reflect any change in dividend policy announced subsequent to the most recently declared dividend). There is no guarantee that the issuers of the Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. Due to this, and various other factors, actual dividends received from the Securities may be less than their most recent annualized dividends. In this case, the actual net annual distribution you receive will be less than the estimated amount set forth above. The actual net annual distribution per Unit you receive will also vary from that set forth above with changes in a Trust's fees and expenses, currency exchange rates, foreign withholding and with the sale of Securities. See "Fee Table" and "Expenses and Charges." The Trustee will distribute money from the Income and Capital Accounts, as determined at the monthly Record Date, monthly on the twenty-fifth day of each month to Unit holders of record on the tenth day of such month provided the aggregate amount, exclusive of sale proceeds, in the Income and Capital Accounts available for distribution equals at least 0.1% of the net asset value of a Trust. Undistributed money in the Income and Capital Accounts will be distributed in the next month in which the aggregate amount available for distribution, exclusive of sale proceeds, equals or exceeds 0.1% of the net asset value of a Trust. Distributions of sale proceeds from the Capital Account will be made monthly on the twenty-fifth day of the month to Unit holders of record on the tenth day of such month if the amount available for distribution equals at least $1.00 per 100 Units. See "Income and Capital Distributions." At the rollover date for Rollover Unit holders or upon termination of a Trust for remaining Unit holders, amounts in the Income Account (which consist of dividends on the Securities) will be included in amounts distributed to Unit holders.

(7) See "Amending or Terminating the Indenture."

(8) See "Investing in a New Trust."


                                                               The Dow(R)                          Global
                                                           Target 5 Portfolio                Target 15 Portfolio
                                                         2nd Quarter 2011 Series           2nd Quarter 2011 Series
                                                         -----------------------           -----------------------
                                                                     Amount                            Amount
                                                                     per Unit                          per Unit
                                                                     --------                          --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                                    1.00%(a)     $.100                1.00%(a)     $.100
Deferred sales charge                                   1.45%(b)     $.145                1.45%(b)     $.145
Creation and development fee                            0.50%(c)     $.050                0.50%(c)     $.050
                                                        -----        ------               -----        ------
Maximum sales charge
(including creation and development fee)                2.95%        $.295                2.95%        $.295
                                                        =====        ======               =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                            .290%(d)     $.0290               .290%(d)     $.0290
                                                        =====        ======               =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                            .060%        $.0060               .060%        $.0060
Trustee's fee and other operating expenses              .144%(f)     $.0144               .214%(f)     $.0214
                                                        -----        ------               -----        ------
Total                                                   .204%        $.0204               .274%        $.0274
                                                        =====        ======               =====        ======

                                                      MSCI EAFE Target 20         Nasdaq(R) Target 15        NYSE(R) International
                                                           Portfolio                   Portfolio              Target 25 Portfolio
                                                    2nd Quarter 2011 Series     2nd Quarter 2011 Series     2nd Quarter 2011 Series
                                                    -----------------------     -----------------------     -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .290%(d)     $.0290         .290%(d)     $.0290
                                                   =====        ======         =====        ======         ======       ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .504%(f)     $.0504         .154%(f)     $.0154         .154%(f)     $.0154
                                                   -----        ------         -----        ------         -----        ------
Total                                              .564%        $.0564         .214%        $.0214         .214%        $.0214
                                                   =====        ======         =====        ======         =====        ======

                                                          S&P Target 24           S&P Target SMid 60             Target 50/50
                                                           Portfolio                   Portfolio                   Portfolio
                                                    2nd Quarter 2011 Series     2nd Quarter 2011 Series     2nd Quarter 2011 Series
                                                    -----------------------     -----------------------     -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .290%(d)     $.0290         .290%(d)     $.0290
                                                   =====        ======         =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .164%(f)     $.0164         .149%(f)     $.0149         .305%(f)      .0305
                                                   -----        ------         -----        ------         -----        ------
Total                                              .224%        $.0224         .209%        $.0209         .365%        $.0365
                                                   =====        ======         =====        ======         =====        ======


                                                      Target Diversified            Target Dividend           Target Double Play
                                                      Dividend Portfolio       Multi-Strategy Portfolio            Portfolio
                                                    2nd Quarter 2011 Series     2nd Quarter 2011 Series     2nd Quarter 2011 Series
                                                    -----------------------     -----------------------     -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .290%(d)     $.0290         .290%(d)     $.0290
                                                   =====        ======         =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .114%(f)     $.0114         .429%(f)     $.0429         .179%(f)     $.0179
                                                   -----        ------         -----        ------         -----        ------
Total                                              .174%        $.0174         .489%        $.0489         .239%        $.0239
                                                   =====        ======         =====        ======         =====        ======

                                                      Target Focus Five         Target Global Dividend          Target Growth
                                                         Portfolio                Leaders Portfolio               Portfolio
                                                    2nd Quarter 2011 Series     2nd Quarter 2011 Series     2nd Quarter 2011 Series
                                                    -----------------------     -----------------------     -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100        1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145        1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050        0.50%(c)     $.050
                                                   -----        -----          -----        ------       -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295        2.95%        $.295
                                                   =====        =====          =====        ======       =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .140%(d)     $.0140       .290%(d)     $.0290
                                                   =====        ======         =====        ======       =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%         $.0060      .060%        $.0060
Trustee's fee and other operating expenses         .531%        $.0531         .114%(f)      $.0114      .114%(f)     $.0114
                                                   -----        ------         -----         ------      -----        ------
Total                                              .591%        $.0591         .174%         $.0174      .174%        $.0174
                                                   =====        ======         =====         ======      =====        ======

                                                                                     Target VIP
                                                      Target Small-Cap           Conservative Equity
                                                          Portfolio                   Portfolio
                                                   2nd Quarter 2011 Series     2nd Quarter 2011 Series
                                                   -----------------------     -----------------------
                                                               Amount                      Amount
                                                               per Unit                    per Unit
                                                               --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .290%(d)     $.0290
                                                   =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .114%(f)     $.0114         .491%(f)     $.0491
                                                   -----        ------         -----        ------
Total                                              .174%        $.0174         .551%        $.0551
                                                   =====        ======         =====        ======

                                                  Value Line(R) Diversified        Value Line(R)
                                                     Target 40 Portfolio         Target 25 Portfolio
                                                   2nd Quarter 2011 Series     2nd Quarter 2011 Series
                                                  -------------------------    -----------------------
                                                               Amount                      Amount
                                                               per Unit                    per Unit
                                                               --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .220%(d)     $.0220
                                                   =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .264%(f)     $.0264         .214%(f)     $.0214
                                                   -----        ------         -----        ------
Total                                              .324%        $.0324         .274%        $.0274
                                                   =====        ======         =====        ======

                                 Example

This example is intended to help you compare the cost of investing in a Trust with the cost of investing in other investment products. The example assumes that you invest $10,000 in a Trust, the principal amount and distributions are rolled every 15 months into a New Trust and you are subject to a reduced transactional sales charge. The example also assumes a 5% return on your investment each year and that your Trust's, and each New Trust's, operating expenses stay the same. The example does not take into consideration transaction fees which may be charged by certain broker/dealers for processing redemption requests. Although your actual costs may vary, based on these assumptions your costs, assuming you roll your proceeds from one trust to the next for the periods shown, would be:


                                                                            1 Year     3 Years    5 Years    10 Years
                                                                            ______     _______    _______    ________
The Dow(R) Target 5Portfolio, 2nd Quarter 2011 Series                       $344       $847       $1,131     $2,322
Global Target 15 Portfolio, 2nd Quarter 2011 Series                          351        868        1,166      2,395
MSCI EAFE Target 20 Portfolio, 2nd Quarter 2011 Series                       380        954        1,311      2,688
Nasdaq(R) Target 15 Portfolio, 2nd Quarter 2011 Series                       345        850        1,136      2,333
NYSE(R) International Target 25 Portfolio, 2nd Quarter 2011 Series           345        850        1,136      2,333
S&P Target 24 Portfolio, 2nd Quarter 2011 Series                             346        853        1,141      2,343
S&P Target SMid 60 Portfolio, 2nd Quarter 2011 Series                        345        849        1,133      2,328
Target 50/50 Portfolio, 2nd Quarter 2011 Series                              361        895        1,212      2,488
Target Diversified Dividend Portfolio, 2nd Quarter 2011 Series               341        838        1,115      2,291
Target Dividend Multi-Strategy Portfolio, 2nd Quarter 2011 Series            373        932        1,274      2,613
Target Double Play Portfolio, 2nd Quarter 2011 Series                        348        858        1,148      2,359
Target Focus Five Portfolio, 2nd Quarter 2011 Series                         383        962        1,325      2,715
Target Global Dividend Leaders Portfolio, 2nd Quarter 2011 Series            326        793        1,056      2,169
Target Growth Portfolio, 2nd Quarter 2011 Series                             341        838        1,115      2,291
Target Small-Cap Portfolio, 2nd Quarter 2011 Series                          341        838        1,115      2,291
Target VIP Conservative Equity Portfolio, 2nd Quarter 2011 Series            379        950        1,305      2,675
Value Line(R) Diversified Target 40 Portfolio, 2nd Quarter 2011 Series       356        883        1,191      2,446
Value Line(R) Target 25 Portfolio, 2nd Quarter 2011 Series                   344        847        1,138      2,338

If you elect not to roll your proceeds from one trust to the next, your costs will be limited by the number of years your proceeds are invested, as set forth above.

_____________

(a) The combination of the initial and deferred sales charge comprises what we refer to as the "transactional sales charge." The initial sales charge is actually equal to the difference between the maximum sales charge of 2.95% and the sum of any remaining deferred sales charge and creation and development fee.

(b) The deferred sales charge is a fixed dollar amount equal to $.145 per Unit which, as a percentage of the Public Offering Price, will vary over time. The deferred sales charge will be deducted in three monthly installments commencing July 20, 2011.

(c) The creation and development fee compensates the Sponsor for creating and developing the Trusts. The creation and development fee is a charge of $.050 per Unit collected at the end of the initial offering period which is expected to be approximately three months from the Initial Date of Deposit. If the price you pay for your Units exceeds $10 per Unit, the creation and development fee will be less than 0.50%; if the price you pay for your Units is less than $10 per Unit, the creation and development fee will exceed 0.50%.

(d) Estimated organization costs will be deducted from the assets of each Trust at the end of the initial offering period. Estimated organization costs are assessed on a fixed dollar amount per Unit basis which, as a percentage of average net assets, will vary over time.

(e) Each of the fees listed herein is assessed on a fixed dollar amount per Unit basis which, as a percentage of average net assets, will vary over time.

(f) Other operating expenses for certain Trusts include estimated per Unit costs associated with a license fee as described in "Expenses and Charges," but do not include brokerage costs and other portfolio transaction fees for any of the Trusts. In certain circumstances the Trusts may incur additional expenses not set forth above. See "Expenses and Charges."

                          Report of Independent
                    Registered Public Accounting Firm

The Sponsor, First Trust Portfolios L.P., and Unit Holders

FT 2857

We have audited the accompanying statements of net assets, including the schedules of investments, of FT 2857, comprising Dow(R) Target 5 2Q '11 -
 Term 6/29/12 (The Dow(R) Target 5 Portfolio, 2nd Quarter 2011 Series); Global Target 15 2Q '11 - Term 6/29/12 (Global Target 15 Portfolio, 2nd Quarter 2011 Series); MSCI EAFE Target 20 2Q '11 - Term 6/29/12 (MSCI EAFE Target 20 Portfolio, 2nd Quarter 2011 Series); Nasdaq(R) Target 15 2Q '11 - Term 6/29/12 (Nasdaq(R) Target 15 Portfolio, 2nd Quarter 2011 Series); NYSE(R) Intl. Target 25 2Q '11 - Term 6/29/12 (NYSE(R) International Target 25 Portfolio, 2nd Quarter 2011 Series); S&P Target 24 2Q '11 - Term 6/29/12 (S&P Target 24 Portfolio, 2nd Quarter 2011 Series); S&P Target SMid 60 2Q '11 - Term 6/29/12 (S&P Target SMid 60 Portfolio, 2nd Quarter 2011 Series); Target 50/50 2Q '11 - Term 6/29/12 (Target 50/50 Portfolio, 2nd Quarter 2011 Series); Target Divsd. Dvd. 2Q '11 - Term 6/29/12 (Target Diversified Dividend Portfolio, 2nd Quarter 2011 Series); Target Dvd. Multi-Strat. 2Q '11 - Term 6/29/12 (Target Dividend Multi-Strategy Portfolio, 2nd Quarter 2011 Series); Target Dbl. Play 2Q '11 - Term 6/29/12 (Target Double Play Portfolio, 2nd Quarter 2011 Series); Target Focus 5 2Q '11 - Term 6/29/12 (Target Focus Five Portfolio, 2nd Quarter 2011 Series); Target Global Dvd. Leaders 2Q '11 - Term 6/29/12 (Target Global Dividend Leaders Portfolio, 2nd Quarter 2011 Series); Target Growth 2Q '11 - Term 6/29/12 (Target Growth Portfolio, 2nd Quarter 2011 Series); Target Small-Cap 2Q '11 - Term 6/29/12 (Target Small-Cap Portfolio, 2nd Quarter 2011 Series); Target VIP Cons. Eqty. 2Q '11 - Term 6/29/12 (Target VIP Conservative Equity Portfolio, 2nd
Quarter 2011 Series); Value Line(R) Divsd. Target 40 2Q '11 - Term 6/29/12 (Value Line(R) Diversified Target 40 Portfolio, 2nd Quarter 2011 Series) and Value Line(R) Target 25 2Q '11 - Term 6/29/12 (Value Line(R) Target 25 Portfolio, 2nd Quarter 2011 Series) (collectively, the "Trusts"), as of the opening of business on March 31, 2011 (Initial Date of Deposit). These statements of net assets are the responsibility of the Trusts' Sponsor. Our responsibility is to express an opinion on these statements of net assets based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of net assets are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of the Trusts' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of net assets, assessing the accounting principles used and significant estimates made by the Trusts' Sponsor, as well as evaluating the overall presentation of the statements of net assets. Our procedures included confirmation of the irrevocable letter of credit held by The Bank of New York Mellon, the Trustee, and allocated among the Trusts for the purchase of Securities, as shown in the statements of net assets, as of the opening of business on March 31, 2011, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statements of net assets referred to above present fairly, in all material respects, the financial position of FT 2857, comprising the above-mentioned Trusts, as of the opening of business on March 31, 2011 (Initial Date of Deposit) in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP


Chicago, Illinois
March 31, 2011

                        Statements of Net Assets

                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                                                              MSCI EAFE
                                                                     The Dow (R)        Global Target 15      Target 20
                                                                  Target 5 Portfolio       Portfolio          Portfolio
                                                                     2nd Quarter          2nd Quarter        2nd Quarter
                                                                     2011 Series          2011 Series        2011 Series
                                                                   _________________    ________________     ____________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                                     $138,201             $154,367           $172,124
Less liability for reimbursement to Sponsor
   for organization costs (3)                                            (405)                (452)              (504)
Less liability for deferred sales charge (4)                           (2,024)              (2,261)            (2,521)
Less liability for creation and development fee (5)                      (698)                (780)              (869)
                                                                     ________             ________           ________
Net assets                                                           $135,074             $150,874           $168,230
                                                                     ========             ========           ========
Units outstanding                                                      13,960               15,593             17,386
Net asset value per Unit (6)                                           $9.676               $9.676             $9.676

ANALYSIS OF NET ASSETS
Cost to investors (7)                                                $139,597             $155,926           $173,863
Less maximum sales charge (7)                                          (4,118)              (4,600)            (5,129)
Less estimated reimbursement to Sponsor
   for organization costs (3)                                            (405)                (452)              (504)
                                                                     ________             ________           ________
Net assets                                                           $135,074             $150,874           $168,230
                                                                     ========             ========           ========

__________

See "Notes to Statements of Net Assets" on page 20.

                        Statements of Net Assets

                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                          Nasdaq (R)          NYSE (R)               S&P                S&P
                                                          Target 15        International          Target 24        Target SMid 60
                                                           Portfolio     Target 25 Portfolio      Portfolio          Portfolio
                                                         2nd Quarter        2nd Quarter          2nd Quarter        2nd Quarter
                                                         2011 Series        2011 Series          2011 Series        2011 Series
                                                        _____________    ___________________    _____________      ______________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                        $169,062           $176,092             $139,654           $171,186
Less liability for reimbursement to Sponsor
   for organization costs (3)                               (495)              (516)                (409)              (501)
Less liability for deferred sales charge (4)              (2,476)            (2,579)              (2,045)            (2,507)
Less liability for creation and development fee (5)         (854)              (889)                (705)              (865)
                                                        ________           ________             ________           ________
Net assets                                              $165,237           $172,108             $136,495           $167,313
                                                        ========           ========             ========           ========
Units outstanding                                         17,077             17,787               14,106             17,291
Net asset value per Unit (6)                              $9.676             $9.676               $9.676             $9.676

ANALYSIS OF NET ASSETS
Cost to investors (7)                                   $170,770           $177,871             $141,065           $172,915
Less maximum sales charge (7)                             (5,038)            (5,247)              (4,161)            (5,101)
Less estimated reimbursement to Sponsor
   for organization costs (3)                               (495)              (516)                (409)              (501)
                                                        ________           ________             ________           ________
Net assets                                              $165,237           $172,108             $136,495           $167,313
                                                        ========           ========             ========           ========

__________

See "Notes to Statements of Net Assets" on page 20.

                        Statements of Net Assets

                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011


                                                                                                Target Dividend         Target
                                                            Target 50/50    Target Diversified   Multi-Strategy      Double Play
                                                             Portfolio      Dividend Portfolio     Portfolio          Portfolio
                                                            2nd Quarter        2nd Quarter        2nd Quarter        2nd Quarter
                                                            2011 Series        2011 Series        2011 Series        2011 Series
                                                           _____________    __________________   ______________     _____________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                           $374,113           $176,190           $344,416           $160,972
Less liability for reimbursement to Sponsor
   for organization costs (3)                                (1,096)              (516)            (1,009)              (472)
Less liability for deferred sales charge (4)                 (5,479)            (2,581)            (5,045)            (2,358)
Less liability for creation and development fee (5)          (1,889)              (890)            (1,740)              (813)
                                                           ________           ________           ________           ________
Net assets                                                 $365,649           $172,203           $336,622           $157,329
                                                           ========           ========           ========           ========
Units outstanding                                            37,789             17,797             34,790             16,260
Net asset value per Unit (6)                                 $9.676             $9.676             $9.676             $9.676

ANALYSIS OF NET ASSETS
Cost to investors (7)                                      $377,893           $177,969           $347,894           $162,598
Less maximum sales charge (7)                               (11,148)            (5,250)           (10,263)            (4,797)
Less estimated reimbursement to Sponsor
   for organization costs (3)                                (1,096)              (516)            (1,009)              (472)
                                                           ________           ________           ________           ________
Net assets                                                 $365,649           $172,203           $336,622           $157,329
                                                           ========           ========           ========           ========

__________

See "Notes to Statements of Net Assets" on page 20.

                        Statements of Net Assets

                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                           Target
                                                         Focus Five     Target Global           Target         Target Small-Cap
                                                         Portfolio     Dividend Leaders    Growth Portfolio       Portfolio
                                                        2nd Quarter     Portfolio, 2nd       2nd Quarter         2nd Quarter
                                                        2011 Series   Quarter 2011 Series    2011 Series         2011 Series
                                                        ___________   ___________________   ________________   ________________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                        $257,366         $166,289            $155,078            $161,521
Less liability for reimbursement to Sponsor
   for organization costs (3)                               (754)            (235)               (454)               (473)
Less liability for deferred sales charge (4)              (3,770)          (2,436)             (2,271)             (2,366)
Less liability for creation and development fee (5)       (1,300)            (840)               (783)               (816)
                                                        ________         ________            ________            ________
Net assets                                              $251,542         $162,778            $151,570            $157,866
                                                        ========         ========            ========            ========
Units outstanding                                         25,997           16,797              15,664              16,315
Net asset value per Unit (6)                              $9.676           $9.691              $9.676              $9.676

ANALYSIS OF NET ASSETS
Cost to investors (7)                                   $259,965         $167,968            $156,645            $163,152
Less maximum sales charge (7)                             (7,669)          (4,955)             (4,621)             (4,813)
Less estimated reimbursement to Sponsor
   for organization costs (3)                               (754)            (235)               (454)               (473)
                                                        ________         ________            ________            ________
Net assets                                              $251,542         $162,778            $151,570            $157,866
                                                        ========         ========            ========            ========

__________

See "Notes to Statements of Net Assets" on page 20.

                        Statements of Net Assets

                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                                            Value Line(R)
                                                                           Target VIP        Diversified       Value Line(R)
                                                                       Conservative Equity    Target 40          Target 25
                                                                           Portfolio          Portfolio          Portfolio
                                                                          2nd Quarter        2nd Quarter        2nd Quarter
                                                                          2011 Series        2011 Series        2011 Series
                                                                       ___________________  _____________      _____________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                                         $304,787           $178,165           $173,469
Less liability for reimbursement to Sponsor
   for organization costs (3)                                                (893)              (522)              (385)
Less liability for deferred sales charge (4)                               (4,464)            (2,610)            (2,541)
Less liability for creation and development fee (5)                        (1,539)              (900)              (876)
                                                                         ________           ________           ________
Net assets                                                               $297,891           $174,133           $169,667
                                                                         ========           ========           ========
Units outstanding                                                          30,787             17,997             17,522
Net asset value per Unit (6)                                               $9.676             $9.676             $9.683

ANALYSIS OF NET ASSETS
Cost to investors (7)                                                    $307,866           $179,964           $175,221
Less maximum sales charge (7)                                              (9,082)            (5,309)            (5,169)
Less estimated reimbursement to Sponsor for organization costs (3)           (893)              (522)              (385)
                                                                         ________           ________           ________
Net assets                                                               $297,891           $174,133           $169,667
                                                                         ========           ========           ========

__________

See "Notes to Statements of Net Assets" on page 20.

Page 19


                    NOTES TO STATEMENTS OF NET ASSETS

The Sponsor is responsible for the preparation of financial statements in accordance with accounting principles generally accepted in the United States which require the Sponsor to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates.

(1) Each Trust invests in a diversified portfolio of common stocks. Aggregate cost of the Securities listed under "Schedule of Investments" for each Trust is based on their aggregate underlying value. Each Trust has a Mandatory Termination Date of June 29, 2012.

(2) An irrevocable letter of credit for approximately $4,800,000, issued by The Bank of New York Mellon (approximately $200,000 has been allocated to each of The Dow(R) Target 5 Portfolio, 2nd Quarter 2011 Series; Global Target 15 Portfolio, 2nd Quarter 2011 Series; MSCI EAFE Target 20 Portfolio, 2nd Quarter 2011 Series; Nasdaq(R) Target 15 Portfolio, 2nd Quarter 2011 Series; NYSE(R) International Target 25 Portfolio, 2nd Quarter 2011 Series; S&P Target 24 Portfolio, 2nd Quarter 2011 Series; S&P Target SMid 60 Portfolio, 2nd Quarter 2011 Series; Target Diversified Dividend Portfolio, 2nd Quarter 2011 Series; Target Double Play Portfolio, 2nd Quarter 2011 Series; Target Global Dividend Leaders Portfolio, 2nd Quarter 2011 Series; Target Growth Portfolio, 2nd Quarter 2011 Series; Target Small-Cap Portfolio, 2nd Quarter 2011 Series; Value Line(R) Diversified Target 40 Portfolio, 2nd Quarter 2011 Series and Value Line(R) Target 25 Portfolio, 2nd Quarter 2011 Series; and approximately $500,000 has been allocated to each of Target 50/50 Portfolio, 2nd Quarter 2011 Series; Target Dividend Multi-Strategy Portfolio, 2nd Quarter 2011 Series; Target Focus Five Portfolio, 2nd Quarter 2011 Series and Target VIP Conservative Equity Portfolio, 2nd Quarter 2011 Series), has been deposited with the Trustee as collateral, covering the monies necessary for the purchase of the Securities according to their purchase contracts.

(3) A portion of the Public Offering Price consists of an amount sufficient to reimburse the Sponsor for all or a portion of the costs of establishing the Trusts. The per Unit costs have been estimated as set forth in the Fee Table. A payment will be made at the end of the initial offering period to an account maintained by the Trustee from which the obligation of the investors to the Sponsor will be satisfied. To the extent that actual organization costs of a Trust are greater than the estimated amount, only the estimated organization costs added to the Public Offering Price will be reimbursed to the Sponsor and deducted from the assets of such Trust.

(4) Represents the amount of mandatory deferred sales charge distributions of $.145 per Unit, payable to the Sponsor in three approximately equal monthly installments beginning on July 20, 2011 and on the twentieth day of each month thereafter (or if such date is not a business day, on the preceding business day) through September 20, 2011. If Unit holders redeem Units before September 20, 2011 they will have to pay the remaining amount of the deferred sales charge applicable to such Units when they redeem them.

(5) The creation and development fee ($.050 per Unit for each Trust) is payable by a Trust on behalf of Unit holders out of assets of a Trust at the end of a Trust's initial offering period. If Units are redeemed prior to the close of the initial offering period, the fee will not be deducted from the proceeds.

(6) Net asset value per Unit is calculated by dividing a Trust's net assets by the number of Units outstanding. This figure includes organization costs and the creation and development fee, which will only be assessed to Units outstanding at the close of the initial offering period.

(7) The aggregate cost to investors in a Trust includes a maximum sales charge (comprised of an initial and a deferred sales charge and the creation and development fee) computed at the rate of 2.95% of the Public Offering Price (equivalent to 2.98% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee), assuming no reduction of the maximum sales charge as set forth under "Public Offering."

                         Schedule of Investments

         The Dow(R) Target 5 Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                            Percentage
                                                            of Aggregate     Number     Market       Cost of          Current
Ticker Symbol and                                           Offering         of         Value per    Securities to    Dividend
Name of Issuer of Securities (1)                            Price            Shares     Share        the Trust (2)    Yield (3)
________________________________                            ____________     ______     _________    _____________    _________
COMMON STOCKS (100%):
Consumer Staples (20%):
KFT      Kraft Foods Inc.                                    20%               878      $31.48       $27,639          3.68%

Health Care (40%):
MRK      Merck & Co., Inc.                                   20%               830       33.30        27,639          4.56%
PFE      Pfizer Inc.                                         20%             1,359       20.34        27,642          3.93%

Information Technology (20%):
INTC     Intel Corporation                                   20%             1,351       20.46        27,642          3.54%

Telecommunication Services (20%):
T        AT&T Inc.                                           20%               900       30.71        27,639          5.60%
                                                            ____                                    ________
              Total Investments                             100%                                    $138,201
                                                            ====                                    ========

___________

See "Notes to Schedules of Investments" on page 52.

                         Schedule of Investments

           Global Target 15 Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                 Percentage                           Cost of
                                                                 of Aggregate   Number    Market      Securities    Current
Ticker Symbol and                                                Offering       of        Value per   to the        Dividend
Name of Issuer of Securities (1)(4)(5)                           Price          Shares    Share       Trust (2)     Yield (3)
______________________________________                           ____________   ______    _________   __________    _________
COMMON STOCKS (100.00%):
China (20.00%):
3988 HK       Bank of China Ltd. #                                 6.67%        18,674    $ 0.55      $10,291         4.04%
939 HK        China Construction Bank #                            6.66%        11,049      0.93       10,291         3.48%
857 HK        PetroChina Company Limited #                         6.67%         6,859      1.50       10,292         3.50%

Hong Kong (13.34%):
2388 HK       BOC Hong Kong (Holdings) Limited #                   6.67%         3,198      3.22       10,291         3.88%
293 HK        Cathay Pacific Airways Limited #                     6.67%         4,298      2.39       10,292         5.96%

United Kingdom (33.33%):
BA/ LN        BAE SYSTEMS Plc #                                    6.67%         1,943      5.30       10,292         5.90%
LAD LN        Ladbrokes Plc #                                      6.67%         4,807      2.14       10,291         6.34%
EMG LN        Man Group Plc #                                      6.66%         2,587      3.98       10,291        10.38%
RSA LN        Royal & Sun Alliance Insurance Group Plc #           6.67%         4,825      2.13       10,291         7.38%
VOD LN        Vodafone Group Plc #                                 6.66%         3,557      2.89       10,290         5.25%

United States (33.33%):
T             AT&T Inc.                                            6.66%          335      30.71       10,288         5.60%
INTC          Intel Corporation                                    6.67%          503      20.46       10,291         3.54%
KFT           Kraft Foods Inc.                                     6.67%          327      31.48       10,294         3.68%
MRK           Merck & Co., Inc.                                    6.66%          309      33.30       10,290         4.56%
PFE           Pfizer Inc.                                          6.67%          506      20.34       10,292         3.93%
                                                                 _______                             ________
                      Total Investments                          100.00%                             $154,367
                                                                 =======                             ========
_____________

See "Notes to Schedules of Investments" on page 52.

                         Schedule of Investments

         MSCI EAFE Target 20 Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                         Percentage
                                                                         of Aggregate   Number    Market      Cost of
Ticker Symbol and                                                        Offering       of        Value per   Securities to
Name of Issuer of Securities (1)(4)(5) #                                 Price          Shares    Share       the Trust (2)
________________________________________                                 ____________   ______    _________   _____________
COMMON STOCKS (100%):
France (10%):
FP FP           Total S.A.                                                 5%             142     $ 60.62     $  8,608
UL FP           Unibail-Rodamco S.A.                                       5%              40      215.11        8,605

Germany (20%):
BAS GY          BASF SE                                                    5%             101       85.40        8,625
BMW GY          Bayerische Motoren Werke (BMW) AG                          5%             104       82.71        8,602
DAI GY          Daimler AG                                                 5%             122       70.39        8,587
VOW3 GY         Volkswagen Ag-Pfd                                          5%              53      162.85        8,631

Hong Kong (5%):
4 HK            Wharf Holdings Ltd                                         5%           1,253        6.87        8,604

Italy (15%):
ENEL IM         Enel SpA                                                   5%           1,367        6.30        8,607
ENI IM          Eni SpA                                                    5%             350       24.58        8,602
TIT IM          Telecom Italia SpA                                         5%           5,570        1.55        8,607

Japan (20%):
6501 JP         Hitachi, Ltd.                                              5%           1,632        5.27        8,605
8031 JP         MITSUI & CO., LTD.                                         5%             480       17.93        8,606
9432 JP         Nippon Telegraph and Telephone Corporation (NTT)           5%             191       45.07        8,608
8053 JP         Sumitomo Corporation                                       5%             600       14.35        8,608

The Netherlands (5%):
RDSB LN         Royal Dutch Shell Plc                                      5%             237       36.25        8,591

Norway (5%):
TEL NO          Telenor ASA                                                5%             524       16.42        8,605

Spain (5%):
REP SM          Repsol YPF, S.A.                                           5%             252       34.17        8,612

United Kingdom (15%):
AAL LN          Anglo American Plc                                         5%             166       51.86        8,608
FRES LN         Fresnillo Plc                                              5%             340       25.29        8,597
VOD LN          Vodafone Group Plc                                         5%            2,975       2.89        8,606
                                                                         ____                                 ________
                     Total Investments                                   100%                                 $172,124
                                                                         ====                                 ========

______________________

See "Notes to Schedules of Investments" on page 52.

                         Schedule of Investments

         Nasdaq (R) Target 15 Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                    Percentage                      Market       Cost of
Ticker Symbol and                                                   of Aggregate       Number       Value per    Securities to
Name of Issuer of Securities (1)(4)                                 Offering Price     of Shares    Share        the Trust (2)
___________________________________                                 ______________     _________    _________    _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (24.25%):
NFLX       Netflix Inc. *                                             4.22%             30          $237.95      $   7,139
PCLN       priceline.com Incorporated *                               8.05%             27           504.00         13,608
ROST       Ross Stores, Inc.                                          2.80%             66            71.71          4,733
SBUX       Starbucks Corporation                                      9.18%            423            36.71         15,528

Industrials (3.33%):
JOYG       Joy Global Inc.                                            3.33%             59            95.29          5,622

Information Technology (72.42%):
ALTR       Altera Corporation                                         4.72%            182            43.81          7,973
AAPL       Apple Inc. *                                              24.96%            121           348.78         42,202
AMAT       Applied Materials, Inc.                                    6.91%            743            15.73         11,687
BIDU       Baidu, Inc. (ADR) +*                                      12.26%            152           136.38         20,730
CTSH       Cognizant Technology Solutions Corporation *               8.21%            170            81.65         13,881
KLAC       KLA-Tencor Corporation                                     2.65%             94            47.62          4,476
LRCX       Lam Research Corporation *                                 2.29%             68            56.95          3,873
MU         Micron Technology, Inc. *                                  3.92%            572            11.58          6,624
SNDK       SanDisk Corporation *                                      3.63%            135            45.41          6,130
XLNX       Xilinx, Inc.                                               2.87%            148            32.81          4,856
                                                                    _______                                       ________
                Total Investments                                   100.00%                                       $169,062
                                                                    =======                                       ========
___________

See "Notes to Schedules of Investments" on page 52.

                         Schedule of Investments

   NYSE (R) International Target 25 Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

At the Opening of Business on the Initial Date of Deposit-March 31, 2011

                                                                      Percentage
                                                                      of Aggregate    Number    Market       Cost of
Ticker Symbol and                                                     Offering        of        Value per    Securities to
Name of Issuer of Securities (1)(4)(5) +                              Price           Shares    Share        the Trust (2)
________________________________________                              ____________    ______    _________    _____________
COMMON STOCKS (100%):
Canada (8%):
MFC         Manulife Financial Corporation                              4%              398     $ 17.68      $  7,037
SLF         Sun Life Financial Inc.                                     4%              225       31.30         7,042

France (4%):
FTE         France Telecom S.A. (ADR)                                   4%              314       22.42         7,040

Hong Kong (4%):
CHU         China Unicom Ltd. (ADR)                                     4%              433       16.27         7,045

Italy (8%):
E           Eni SpA (ADR)                                               4%              143       49.22         7,038
TI          Telecom Italia SpA (ADR)                                    4%              455       15.47         7,039

Japan (44%):
HIT         Hitachi, Ltd. (ADR)                                         4%              133       52.97         7,045
HMC         Honda Motor Co., Ltd. (ADR)                                 4%              185       38.10         7,048
MTU         Mitsubishi UFJ Financial Group, Inc. (MUFG) (ADR)           4%            1,551        4.54         7,042
MFG         Mizuho Financial Group, Inc. (ADR)                          4%            2,090        3.37         7,043
NTT         Nippon Telegraph and Telephone Corporation (ADR)            4%              310       22.72         7,043
NMR         Nomura Holdings, Inc. (ADR)                                 4%            1,334        5.28         7,044
DCM         NTT DoCoMo, Inc. (ADR)                                      4%              389       18.12         7,049
PC          Panasonic Corporation (ADR)                                 4%              553       12.73         7,040
SNE         Sony Corporation (ADR)                                      4%              218       32.28         7,037
SMFG        Sumitomo Mitsui Financial Group, Inc. (ADR)                 4%            1,120        6.29         7,045
TM          Toyota Motor Corporation (ADR)                              4%               87       80.96         7,044

The Netherlands (8%):
ING         ING Groep N.V. (ADR) *                                      4%              545       12.92         7,041
VIP         VimpelCom Ltd. (ADR)                                        4%              501       14.07         7,049

South Korea (8%):
KEP         Korea Electric Power Corporation (ADR) *                    4%              582       12.10         7,042
PKX         POSCO (ADR)                                                 4%               60      117.57         7,054

Spain (8%):
BBVA        Banco Bilbao Vizcaya Argentaria, S.A. (ADR)                 4%              578       12.19         7,046
STD         Banco Santander Central Hispano S.A. (ADR)                  4%              592       11.89         7,039

Switzerland (4%):
UBS         UBS AG *                                                    4%              386       18.27         7,052

United Kingdom (4%):
BCS         Barclays Plc (ADR)                                          4%              382       18.45         7,048
                                                                      ____                                   ________
             Total Investments                                        100%                                   $176,092
                                                                      ====                                   ========

______________________

See "Notes to Schedules of Investments" on page 52.

                         Schedule of Investments

            S&P Target 24 Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                     Percentage
                                                                     of Aggregate     Number    Market      Cost of
Ticker Symbol and                                                    Offering         of        Value per   Securities to
Name of Issuer of Securities (1)(4)                                  Price            Shares    Share       the Trust (2)
___________________________________                                  ____________     ______    _________   _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (11.11%):
AZO       AutoZone, Inc. *                                             2.35%            12      $273.94     $  3,287
DTV       DIRECTV, Inc. *                                              7.41%           223        46.40       10,347
FDO       Family Dollar Stores, Inc.                                   1.35%            36        52.25        1,881

Consumer Staples (11.54%):
KO        The Coca-Cola Company                                        6.19%           131        66.04        8,651
LO        Lorillard, Inc.                                              0.55%             8        95.79          766
PM        Philip Morris International Inc.                             4.80%           102        65.70        6,702

Energy (13.85%):
APA       Apache Corporation                                           3.92%            42       130.43        5,478
COP       ConocoPhillips                                               9.01%           156        80.69       12,588
NE        Noble Corporation +*                                         0.92%            28        46.12        1,291

Financials (16.73%):
ACE       ACE Limited +                                                8.18%           178        64.17       11,422
LUK       Leucadia National Corporation                                3.51%           131        37.41        4,901
WY        Weyerhaeuser Company (6)                                     5.04%           286        24.62        7,041

Health Care (11.50%):
BIIB      Biogen Idec Inc. *                                           5.87%           114        71.90        8,197
BCR       C.R. Bard, Inc.                                              2.89%            41        98.54        4,040
VAR       Varian Medical Systems, Inc. *                               2.74%            57        67.18        3,829

Industrials (11.65%):
ROK       Rockwell Automation, Inc.                                    2.16%            32        94.03        3,009
UNP       Union Pacific Corporation                                    7.92%           113        97.87       11,059
GWW       W.W. Grainger, Inc.                                          1.57%            16       137.28        2,197

Information Technology (19.76%):
ALTR      Altera Corporation                                           4.39%           140        43.81        6,133
TXN       Texas Instruments Incorporated                              12.69%           510        34.74       17,718
XLNX      Xilinx, Inc.                                                 2.68%           114        32.81        3,740

Materials (3.86%):
BLL       Ball Corporation                                             0.90%            35        35.70        1,250
IFF       International Flavors & Fragrances Inc.                      0.76%            17        62.16        1,057
PPG       PPG Industries, Inc.                                         2.20%            32        95.93        3,070
                                                                     _______                                ________
               Total Investments                                     100.00%                                $139,654
                                                                     =======                                ========

______________________

See "Notes to Schedules of Investments" on page 52.

                         Schedule of Investments

          S&P Target SMid 60 Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                     Percentage
                                                                     of Aggregate     Number    Market       Cost of
Ticker Symbol and                                                    Offering         of        Value per    Securities to
Name of Issuer of Securities (1)(4)                                  Price            Shares    Share        the Trust (2)
___________________________________                                  ____________     ______    _________    _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (22.22%):
AM        American Greetings Corporation                               2.22%          163       $23.31       $  3,800
BTH       Blyth, Inc.                                                  1.11%           60        31.57          1,894
BWS       Brown Shoe Company, Inc.                                     1.11%          155        12.28          1,903
PSS       Collective Brands, Inc. *                                    2.22%          175        21.76          3,808
SSP       The E.W. Scripps Company *                                   1.11%          188        10.13          1,904
HVT       Haverty Furniture Companies, Inc. *                          1.11%          145        13.09          1,898
HELE      Helen of Troy Limited +*                                     1.11%           66        28.79          1,900
ISCA      International Speedway Corporation                           2.22%          127        29.91          3,799
JAKK      JAKKS Pacific, Inc. *                                        1.12%          100        19.11          1,911
MHK       Mohawk Industries, Inc. *                                    2.22%           63        60.45          3,808
PERY      Perry Ellis International, Inc. *                            1.11%           70        27.19          1,903
RGS       Regis Corporation                                            2.23%          213        17.89          3,811
SKS       Saks, Inc. *                                                 2.22%          337        11.29          3,805
SKX       Skechers U.S.A., Inc. *                                      1.11%           94        20.30          1,908

Consumer Staples (4.44%):
SFD       Smithfield Foods, Inc. *                                     2.22%          155        24.49          3,796
UVV       Universal Corporation                                        2.22%           87        43.72          3,804

Energy (9.99%):
BRS       Bristow Group, Inc. *                                        1.11%           40        47.38          1,895
CRK       Comstock Resources, Inc. *                                   2.22%          123        30.92          3,803
EXH       Exterran Holdings Inc. *                                     2.22%          157        24.24          3,806
PVA       Penn Virginia Corporation                                    1.11%          112        16.94          1,897
CKH       SEACOR Holdings Inc. *                                       1.11%           20        95.36          1,907
SUG       Southern Union Company                                       2.22%          133        28.56          3,798

Financials (14.45%):
AFG       American Financial Group, Inc.                               2.23%          109        35.02          3,817
DFG       Delphi Financial Group, Inc. (Class A)                       1.10%           62        30.47          1,889
FNF       Fidelity National Financial, Inc.                            2.23%          269        14.16          3,809
MIG       Meadowbrook Insurance Group, Inc.                            1.11%          185        10.26          1,898
PRA       ProAssurance Corporation *                                   1.11%           30        63.15          1,895
RGA       Reinsurance Group of America                                 2.23%           61        62.61          3,819
UTR       Unitrin, Inc.                                                2.22%          123        30.96          3,808
WRB       W.R. Berkley Corporation                                     2.22%          119        31.90          3,796

                    Schedule of Investments (cont'd.)

          S&P Target SMid 60 Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                     Percentage
                                                                     of Aggregate    Number    Market        Cost of
Ticker Symbol and                                                    Offering        of        Value per     Securities to
Name of Issuer of Securities (1)(4)                                  Price           Shares    Share         the Trust (2)
___________________________________                                  ____________    ______    _________     _____________
Health Care (5.54%):
HWAY     Healthways, Inc. *                                            1.11%          124       $15.34       $  1,902
KND      Kindred Healthcare, Inc. *                                    2.22%          156        24.36          3,800
LPNT     LifePoint Hospitals, Inc. *                                   2.21%           95        39.85          3,786

Industrials (3.34%):
GKSR     G&K Services, Inc.                                            1.12%           58        33.00          1,914
KELYA    Kelly Services, Inc. *                                        1.11%           90        21.14          1,903
SKYW     SkyWest, Inc.                                                 1.11%          111        17.08          1,896

Information Technology (15.59%):
ARW      Arrow Electronics, Inc. *                                     2.23%           92        41.42          3,811
AVT      Avnet Inc. *                                                  2.23%          112        34.01          3,809
BHE      Benchmark Electronics, Inc. *                                 1.11%          101        18.83          1,902
CMTL     Comtech Telecommunications Corp.                              1.12%           70        27.27          1,909
CTS      CTS Corporation                                               1.11%          180        10.59          1,906
ELMG     EMS Technologies, Inc. *                                      1.11%           97        19.66          1,907
INSP     InfoSpace, Inc. *                                             1.11%          221         8.60          1,901
IM       Ingram Micro Inc. *                                           2.23%          183        20.83          3,812
SNX      SYNNEX Corporation *                                          1.11%           59        32.31          1,906
TECD     Tech Data Corporation *                                       2.23%           75        50.80          3,810

Materials (5.54%):
ASH      Ashland Inc.                                                  2.22%           66        57.55          3,798
ZEUS     Olympic Steel, Inc.                                           1.11%           58        32.74          1,899
OMG      OM Group, Inc. *                                              1.11%           52        36.61          1,904
RTI      RTI International Metals, Inc. *                              1.10%           61        30.96          1,889

Utilities (18.89%):
LNT      Alliant Energy Corporation                                    2.21%           96        39.47          3,789
AVA      Avista Corporation                                            1.12%           83        23.04          1,912
BKH      Black Hills Corporation                                       2.23%          114        33.47          3,816
CV       Central Vermont Public Service Corporation                    1.12%           83        23.00          1,909
CNL      Cleco Corporation                                             2.22%          111        34.20          3,796
GXP      Great Plains Energy Incorporated                              2.22%          190        20.03          3,806
NWE      NorthWestern Corporation                                      1.11%           63        30.03          1,892
NVE      NV Energy Inc.                                                2.22%          255        14.89          3,797
VVC      Vectren Corporation                                           2.22%          141        27.00          3,807
WR       Westar Energy, Inc.                                           2.22%          144        26.45          3,809
                                                                     _______                                 ________
              Total Investments                                      100.00%                                 $171,186
                                                                     =======                                 ========
______________________

See "Notes to Schedules of Investments" on page 52.

                         Schedule of Investments

             Target 50/50 Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                         Percentage
                                                                         of Aggregate   Number    Market      Cost of
Ticker Symbol and                                                        Offering       of        Value per   Securities to
Name of Issuer of Securities (1)(4)                                      Price          Shares    Share       the Trust (2)
___________________________________                                      ____________   ______    _________   _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (9.31%):
AXL          American Axle & Manufacturing Holdings, Inc. *                0.09%           25     $ 12.82     $    320
ARB          Arbitron Inc.                                                 0.23%           22       39.38          866
AZO          AutoZone, Inc. *                                              0.22%            3      273.94          822
BJRI         BJ's Restaurants Inc. *                                       0.23%           22       39.10          860
DDS          Dillard's, Inc. (Class A)                                     0.17%           16       40.43          647
DTV          DIRECTV, Inc. *                                               0.62%           50       46.40        2,320
FDO          Family Dollar Stores, Inc.                                    0.11%            8       52.25          418
HD           The Home Depot, Inc.                                          1.67%          166       37.57        6,237
JOSB         Jos. A. Bank Clothiers, Inc. *                                0.30%           22       50.55        1,112
LRN          K12, Inc. *                                                   0.22%           25       33.68          842
MCD          McDonald's Corporation                                        1.66%           82       75.81        6,216
NFLX         Netflix Inc. *                                                0.32%            5      237.95        1,190
PCLN         priceline.com Incorporated *                                  0.67%            5      504.00        2,520
RCII         Rent-A-Center, Inc.                                           0.17%           18       35.20          634
ROST         Ross Stores, Inc.                                             0.23%           12       71.71          861
SBGI         Sinclair Broadcast Group, Inc.                                0.08%           25       12.48          312
SBUX         Starbucks Corporation                                         0.77%           78       36.71        2,863
SHOO         Steven Madden, Ltd. *                                         0.28%           22       46.96        1,033
TBL          The Timberland Company (Class A) *                            0.12%           11       41.01          451
TRW          TRW Automotive Holdings Corp. *                               0.52%           36       54.24        1,953
VSI          Vitamin Shoppe, Inc. *                                        0.21%           23       34.25          788
VIV FP       Vivendi S.A. #                                                0.42%           55       28.45        1,565

Consumer Staples (1.15%):
SAM          The Boston Beer Company, Inc. *                               0.19%            8       91.19          730
KO           The Coca-Cola Company                                         0.51%           29       66.04        1,915
LO           Lorillard, Inc.                                               0.05%            2       95.79          192
PM           Philip Morris International Inc.                              0.40%           23       65.70        1,511

Energy (5.13%):
APA          Apache Corporation                                            0.31%            9      130.43        1,174
CVX          Chevron Corporation                                           2.51%           87      108.01        9,397
COP          ConocoPhillips                                                0.75%           35       80.69        2,824
ENI IM       Eni SpA #                                                     0.41%           63       24.58        1,548
HOS          Hornbeck Offshore Services, Inc. *                            0.18%           22       31.26          688
JRCC         James River Coal Co. *                                        0.19%           29       24.00          696
NE           Noble Corporation +*                                          0.07%            6       46.12          277
RES          RPC, Inc.                                                     0.29%           43       25.33        1,089
FP FP        Total S.A. #                                                  0.42%           26       60.62        1,576

                    Schedule of Investments (cont'd.)

             Target 50/50 Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                         Percentage
                                                                         of Aggregate   Number    Market      Cost of
Ticker Symbol and                                                        Offering       of        Value per   Securities to
Name of Issuer of Securities (1)(4)                                      Price          Shares    Share       the Trust (2)
___________________________________                                      ____________   ______    _________   _____________
Financials (15.22%):
ACE          ACE Limited +                                                 0.69%           40     $ 64.17     $  2,567
ALL          The Allstate Corporation                                      2.50%          294       31.85        9,364
AF           Astoria Financial Corporation                                 2.50%          650       14.39        9,353
FNB          F.N.B. Corporation                                            2.50%          884       10.59        9,362
FNGN         Financial Engines, Inc. *                                     0.26%           35       27.53          964
FNFG         First Niagara Financial Group, Inc.                           2.50%          683       13.69        9,350
LUK          Leucadia National Corporation                                 0.29%           29       37.41        1,085
MUV2 GY      Muenchener Rueckversicherungs-Gesellschaft AG #               0.41%           10      154.59        1,546
RUKN VX      Swiss Re #                                                    0.42%           28       55.89        1,565
TRMK         Trustmark Corporation                                         2.50%          402       23.28        9,359
WY           Weyerhaeuser Company (6)                                      0.42%           64       24.62        1,576
WRLD         World Acceptance Corporation *                                0.23%           13       65.10          846

Health Care (3.41%):
ARAY         Accuray Incorporated *                                        0.12%           49        9.25          453
AZN LN       AstraZeneca Plc #                                             0.41%           33       46.65        1,539
BIIB         Biogen Idec Inc. *                                            0.48%           25       71.90        1,797
BCR          C.R. Bard, Inc.                                               0.24%            9       98.54          887
CPSI         Computer Programs and Systems, Inc.                           0.15%            9       63.11          568
CYBX         Cyberonics, Inc. *                                            0.20%           23       31.92          734
GSK LN       GlaxoSmithKline Plc #                                         0.42%           81       19.22        1,557
HGR          Hanger Orthopedic Group, Inc. *                               0.19%           28       25.69          719
MDSO         Medidata Solutions, Inc. *                                    0.13%           19       26.04          495
MOH          Molina Healthcare Inc. *                                      0.26%           24       40.13          963
NEOG         Neogen Corp. *                                                0.19%           18       39.30          707
QCOR         Questcor Pharmaceuticals, Inc. *                              0.19%           49       14.44          708
VAR          Varian Medical Systems, Inc. *                                0.23%           13       67.18          873
ZOLL         Zoll Medical Corporation *                                    0.20%           17       44.29          753

Industrials (10.21%):
AVY          Avery Dennison Corporation                                    2.50%          222       42.12        9,351
CSGP         CoStar Group Inc. *                                           0.29%           17       62.89        1,069
DLX          Deluxe Corporation                                            0.11%           15       26.63          399
FELE         Franklin Electric Co., Inc.                                   0.23%           19       45.50          864
GEOY         GeoEye Inc. *                                                 0.20%           18       40.70          733
JOYG         Joy Global Inc.                                               0.28%           11       95.29        1,048
MTZ          MasTec, Inc. *                                                0.13%           23       20.85          480
NDSN         Nordson Corporation                                           0.31%           10      114.87        1,149
NOC          Northrop Grumman Corporation (7)                              2.49%          136       68.59        9,328
RRD          R.R. Donnelley & Sons Company                                 2.50%          498       18.80        9,362
ROK          Rockwell Automation, Inc.                                     0.18%            7       94.03          658
SHS          Sauer-Danfoss, Inc. *                                         0.19%           14       51.26          718
UNP          Union Pacific Corporation                                     0.65%           25       97.87        2,447
GWW          W.W. Grainger, Inc.                                           0.15%            4      137.28          549

                    Schedule of Investments (cont'd.)

             Target 50/50 Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                         Percentage
                                                                         of Aggregate   Number    Market      Cost of
Ticker Symbol and                                                        Offering       of        Value per   Securities to
Name of Issuer of Securities (1)(4)                                      Price          Shares    Share       the Trust (2)
___________________________________                                      ____________   ______    _________   _____________
Information Technology (17.14%):
ACIW         ACI Worldwide, Inc. *                                         0.24%           27     $ 32.90     $    888
ALTR         Altera Corporation                                            0.76%           65       43.81        2,848
AAPL         Apple Inc. *                                                  2.05%           22      348.78        7,673
AMAT         Applied Materials, Inc.                                       0.58%          137       15.73        2,155
BIDU         Baidu, Inc. (ADR) +*                                          1.02%           28      136.38        3,819
EPAY         Bottomline Technologies, Inc. *                               0.17%           26       24.90          647
BRKS         Brooks Automation Inc. *                                      0.09%           24       13.29          319
CATM         Cardtronics Inc. *                                            0.18%           34       20.16          685
CTSH         Cognizant Technology Solutions Corporation *                  0.68%           31       81.65        2,531
CTCT         Constant Contact, Inc. *                                      0.22%           24       34.54          829
ENTR         Entropic Communications, Inc. *                               0.15%           69        8.39          579
FCS          Fairchild Semiconductor International, Inc. *                 0.18%           38       18.18          691
FEIC         FEI Company *                                                 0.28%           31       34.24        1,061
SOLR         GT Solar International, Inc. *                                0.11%           37       11.16          413
IBM          International Business Machines Corporation                   1.66%           38      163.60        6,217
IRF          International Rectifier Corporation *                         0.18%           21       32.86          690
XXIA         Ixia *                                                        0.23%           54       15.63          844
KLAC         KLA-Tencor Corporation                                        0.22%           17       47.62          810
LRCX         Lam Research Corporation *                                    0.75%           49       56.95        2,790
LSCC         Lattice Semiconductor Corporation *                           0.16%           98        6.00          588
LFUS         Littelfuse, Inc.                                              0.27%           18       56.95        1,025
LPSN         LivePerson Inc. *                                             0.14%           41       12.70          521
MU           Micron Technology, Inc. *                                     0.32%          105       11.58        1,216
MSFT         Microsoft Corporation                                         1.67%          244       25.58        6,242
MSTR         Microstrategy Incorporated *                                  0.21%            6      133.69          802
MKSI         MKS Instruments, Inc.                                         0.13%           15       33.60          504
NOK1V FH     Nokia Oyj #                                                   0.42%          180        8.64        1,556
NVLS         Novellus Systems, Inc. *                                      0.27%           27       37.00          999
PLAB         Photronics, Inc. *                                            0.08%           35        8.92          312
SNDK         SanDisk Corporation *                                         0.30%           25       45.41        1,135
STEC         STEC Inc. *                                                   0.21%           40       19.86          794
STM          STMicroelectronics N.V. +                                     0.90%          266       12.63        3,360
SNCR         Synchronoss Technologies, Inc. *                              0.28%           30       34.42        1,033
TXN          Texas Instruments Incorporated                                1.06%          114       34.74        3,960
VSEA         Varian Semiconductor Equipment Associates, Inc. *             0.29%           22       48.92        1,076
VSH          Vishay Intertechnology, Inc. *                                0.22%           45       17.93          807
XLNX         Xilinx, Inc.                                                  0.46%           52       32.81        1,706

                    Schedule of Investments (cont'd.)

             Target 50/50 Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                         Percentage
                                                                         of Aggregate   Number    Market      Cost of
Ticker Symbol and                                                        Offering       of        Value per   Securities to
Name of Issuer of Securities (1)(4)                                      Price          Shares    Share       the Trust (2)
___________________________________                                      ____________   ______    _________   _____________
Materials (2.41%):
BCPC          Balchem Corporation                                          0.23%           23     $ 36.88     $    848
BLL           Ball Corporation                                             0.08%            8       35.70          286
BZ            Boise Inc.                                                   0.16%           67        9.16          614
CLW           Clearwater Paper Corporation *                               0.19%            9       80.11          721
CLF           Cliffs Natural Resources Inc.                                1.05%           40       98.18        3,927
IFF           International Flavors & Fragrances Inc.                      0.07%            4       62.16          249
KS            KapStone Paper and Packaging Corporation *                   0.17%           37       17.22          637
PPG           PPG Industries, Inc.                                         0.18%            7       95.93          671
WLK           Westlake Chemical Corporation                                0.28%           19       55.79        1,060

Telecommunication Services (11.00%):
T             AT&T Inc.                                                    4.17%          508       30.71       15,601
BT            BT Group PLC (ADR) +                                         1.81%          226       30.04        6,789
CTL           CenturyLink, Inc.                                            2.50%          224       41.73        9,347
DTE GY        Deutsche Telekom AG #                                        0.42%          101       15.38        1,554
FTE FP        France Telecom S.A. #                                        0.42%           70       22.38        1,567
KPN NA        Koninklijke (Royal) KPN N.V. #                               0.42%           92       17.01        1,565
TIT IM        Telecom Italia SpA #                                         0.42%         1,009       1.55        1,559
TEF SM        Telefonica S.A. #                                            0.42%           62       25.16        1,560
VOD LN        Vodafone Group Plc #                                         0.42%          539        2.89        1,559

Utilities (25.02%):
LNT           Alliant Energy Corporation                                   2.50%          237       39.47        9,354
CNL           Cleco Corporation                                            2.50%          274       34.20        9,371
D             Dominion Resources, Inc.                                     2.50%          207       45.17        9,350
DTE           DTE Energy Company                                           2.50%          191       48.99        9,357
EOAN GY       E.ON AG #                                                    0.42%           51       30.50        1,556
EIX           Edison International                                         2.50%          256       36.61        9,372
ENEL IM       Enel SpA #                                                   0.42%          248        6.30        1,562
GSZ FP        GDF Suez #                                                   0.41%           38       40.68        1,546
TEG           Integrys Energy Group, Inc.                                  2.51%          185       50.68        9,376
NG/ LN        National Grid Plc #                                          0.42%          163        9.58        1,561
NI            NiSource Inc.                                                2.50%          487       19.22        9,360
PNW           Pinnacle West Capital Corporation                            2.51%          219       42.81        9,375
PPL           PPL Corporation                                              2.50%          372       25.14        9,352
RWE GY        RWE AG #                                                     0.41%           24       63.89        1,533
SRG IM        Snam Rete Gas SpA #                                          0.42%          277        5.62        1,557
                                                                         _______                              ________
                   Total Investments                                     100.00%                              $374,113
                                                                         =======                              ========

______________________

See "Notes to Schedules of Investments" on page 52.

                         Schedule of Investments

     Target Diversified Dividend Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                     Percentage
                                                                     of Aggregate      Number   Market      Cost of
Ticker Symbol and                                                    Offering          of       Value per   Securities to
Name of Issuer of Securities (1)(4)                                  Price             Shares   Share       the Trust (2)
___________________________________                                  ____________      ______   _________   _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (10.00%):
BBY         Best Buy Co., Inc.                                         2.50%           151      $ 29.21     $  4,411
CATO        The Cato Corporation                                       2.50%           178        24.76        4,407
CNK         Cinemark Holdings, Inc.                                    2.50%           229        19.20        4,397
HHS         Harte-Hanks, Inc.                                          2.50%           369        11.95        4,410

Consumer Staples (10.02%):
CAG         ConAgra Foods, Inc.                                        2.50%           185        23.85        4,412
KFT         Kraft Foods Inc.                                           2.50%           140        31.48        4,407
TAP         Molson Coors Brewing Company                               2.51%            94        46.96        4,414
UVV         Universal Corporation                                      2.51%           101        43.72        4,416

Energy (10.00%):
CVX         Chevron Corporation                                        2.51%            41       108.01        4,428
OSG         Overseas Shipholding Group, Inc.                           2.49%           134        32.78        4,393
TNK         Teekay Tankers Ltd. +                                      2.50%           423        10.41        4,403
TRP         TransCanada Corporation +                                  2.50%           109        40.32        4,395

Financials (10.00%):
HCBK        Hudson City Bancorp, Inc.                                  2.50%           453         9.72        4,403
PRE         PartnerRe Ltd. +                                           2.49%            57        77.07        4,393
SAFT        Safety Insurance Group, Inc.                               2.50%            96        45.88        4,405
VR          Validus Holdings, Limited +                                2.51%           135        32.72        4,417

Health Care (9.99%):
ABT         Abbott Laboratories                                        2.50%            90        48.96        4,406
BMY         Bristol-Myers Squibb Company                               2.49%           166        26.47        4,394
JNJ         Johnson & Johnson                                          2.49%            74        59.38        4,394
TFX         Teleflex Incorporated                                      2.51%            77        57.47        4,425

Industrials (9.98%):
APOG        Apogee Enterprises, Inc.                                   2.50%           333        13.22        4,402
LLL         L-3 Communications Holdings, Inc.                          2.50%            56        78.69        4,407
NPK         National Presto Industries, Inc.                           2.49%            39       112.39        4,383
RTN         Raytheon Company                                           2.49%            87        50.44        4,388

                    Schedule of Investments (cont'd.)

     Target Diversified Dividend Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                     Percentage
                                                                     of Aggregate      Number   Market      Cost of
Ticker Symbol and                                                    Offering          of       Value per   Securities to
Name of Issuer of Securities (1)(4)                                  Price             Shares   Share       the Trust (2)
___________________________________                                  ____________      ______   _________   _____________
Information Technology (10.00%):
AVX         AVX Corporation                                            2.50%           296      $ 14.88     $  4,404
BR          Broadridge Financial Solutions                             2.51%           196        22.52        4,414
HRS         Harris Corporation                                         2.49%            89        49.34        4,391
INTC        Intel Corporation                                          2.50%           215        20.46        4,399

Materials (10.02%):
SHLM        A. Schulman, Inc.                                          2.51%           181        24.39        4,415
BMS         Bemis Company, Inc.                                        2.51%           135        32.70        4,415
MWV         MeadWestvaco Corporation                                   2.50%           148        29.81        4,412
SXT         Sensient Technologies Corporation                          2.50%           122        36.08        4,402

Telecommunication Services (9.99%):
T           AT&T Inc.                                                  2.49%           143        30.71        4,392
ATNI        Atlantic Tele-Network, Inc.                                2.50%           121        36.46        4,412
CTL         CenturyLink, Inc.                                          2.51%           106        41.73        4,423
TU          TELUS Corporation +                                        2.49%            91        48.19        4,385

Utilities (10.00%):
AEP         American Electric Power Company, Inc.                      2.50%           124        35.50        4,402
AVA         Avista Corporation                                         2.50%           191        23.04        4,401
EIX         Edison International                                       2.49%           120        36.61        4,393
ETR         Entergy Corporation                                        2.51%            65        68.00        4,420
                                                                     _______                                ________
                 Total Investments                                   100.00%                                $176,190
                                                                     =======                                ========
______________________

See "Notes to Schedules of Investments" on page 52.

                         Schedule of Investments

    Target Dividend Multi-Strategy Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                       Percentage
                                                                       of Aggregate    Number    Market      Cost of
Ticker Symbol and                                                      Offering        of        Value per   Securities to
Name of Issuer of Securities (1)(4)                                    Price           Shares    Share       the Trust (2)
___________________________________                                    ____________    ______    _________   _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (5.41%):
BBY             Best Buy Co., Inc.                                       0.63%             74    $ 29.21     $  2,162
CATO            The Cato Corporation                                     0.62%             87      24.76        2,154
CNK             Cinemark Holdings, Inc.                                  0.62%            112      19.20        2,150
HHS             Harte-Hanks, Inc.                                        0.62%            180      11.95        2,151
LAD LN          Ladbrokes Plc #                                          1.67%          2,681       2.14        5,740
VIV FP          Vivendi S.A. #                                           1.25%            151      28.45        4,295

Consumer Staples (4.15%):
CAG             ConAgra Foods, Inc.                                      0.62%             90      23.85        2,146
KFT             Kraft Foods Inc.                                         2.28%            250      31.48        7,870
TAP             Molson Coors Brewing Company                             0.63%             46      46.96        2,160
UVV             Universal Corporation                                    0.62%             49      43.72        2,142

Energy (7.92%):
CVX             Chevron Corporation                                      1.88%             60     108.01        6,480
ENI IM          Eni SpA #                                                1.25%            175      24.58        4,301
OSG             Overseas Shipholding Group, Inc.                         0.63%             66      32.78        2,163
857 HK          PetroChina Company Limited #                             1.67%          3,825       1.50        5,739
TNK             Teekay Tankers Ltd. +                                    0.62%            207      10.41        2,155
FP FP           Total S.A. #                                             1.25%             71      60.62        4,304
TRP             TransCanada Corporation +                                0.62%             53      40.32        2,137

Financials (19.62%):
ALL             The Allstate Corporation                                 1.25%            135      31.85        4,300
AF              Astoria Financial Corporation                            1.25%            299      14.39        4,303
3988 HK         Bank of China Ltd. #                                     1.67%         10,416       0.55        5,740
2388 HK         BOC Hong Kong (Holdings) Limited #                       1.67%          1,784       3.22        5,741
939 HK          China Construction Bank #                                1.67%          6,163       0.93        5,740
FNB             F.N.B. Corporation                                       1.25%            407      10.59        4,310
FNFG            First Niagara Financial Group, Inc.                      1.25%            315      13.69        4,312
HCBK            Hudson City Bancorp, Inc.                                0.62%            221       9.72        2,148
EMG LN          Man Group Plc #                                          1.67%          1,443       3.98        5,740
MUV2 GY         Muenchener Rueckversicherungs-Gesellschaft AG #          1.26%             28     154.59        4,329
PRE             PartnerRe Ltd. +                                         0.63%             28      77.07        2,158
RSA LN          Royal & Sun Alliance Insurance Group Plc #               1.67%          2,691       2.13        5,740
SAFT            Safety Insurance Group, Inc.                             0.63%             47      45.88        2,156
RUKN VX         Swiss Re #                                               1.25%             77      55.89        4,304
TRMK            Trustmark Corporation                                    1.25%            185      23.28        4,307
VR              Validus Holdings, Limited +                              0.63%             66      32.72        2,160

                    Schedule of Investments (cont'd.)

    Target Dividend Multi-Strategy Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                       Percentage
                                                                       of Aggregate    Number    Market      Cost of
Ticker Symbol and                                                      Offering        of        Value per   Securities to
Name of Issuer of Securities (1)(4)                                    Price           Shares    Share       the Trust (2)
___________________________________                                    ____________    ______    _________   _____________
Health Care (8.30%):
ABT             Abbott Laboratories                                      0.62%             44    $ 48.96     $  2,154
AZN LN          AstraZeneca Plc #                                        1.25%             92      46.65        4,291
BMY             Bristol-Myers Squibb Company                             0.62%             81      26.47        2,144
GSK LN          GlaxoSmithKline Plc #                                    1.25%            224      19.22        4,306
JNJ             Johnson & Johnson                                        0.62%             36      59.38        2,138
MRK             Merck & Co., Inc.                                        1.66%            172      33.30        5,728
PFE             Pfizer Inc.                                              1.66%            282      20.34        5,736
TFX             Teleflex Incorporated                                    0.62%             37      57.47        2,126

Industrials (9.58%):
APOG            Apogee Enterprises, Inc.                                 0.62%            163      13.22        2,155
AVY             Avery Dennison Corporation                               1.25%            102      42.12        4,296
BA/ LN          BAE SYSTEMS Plc #                                        1.67%          1,084       5.30        5,742
293 HK          Cathay Pacific Airways Limited #                         1.67%          2,397       2.39        5,740
LLL             L-3 Communications Holdings, Inc.                        0.62%             27      78.69        2,125
NPK             National Presto Industries, Inc.                         0.62%             19     112.39        2,135
NOC             Northrop Grumman Corporation (7)                         1.25%             63      68.59        4,321
RRD             R.R. Donnelley & Sons Company                            1.25%            229      18.80        4,305
RTN             Raytheon Company                                         0.63%             43      50.44        2,169

Information Technology (5.43%):
AVX             AVX Corporation                                          0.63%            145      14.88        2,158
BR              Broadridge Financial Solutions                           0.63%             96      22.52        2,162
HRS             Harris Corporation                                       0.63%             44      49.34        2,171
INTC            Intel Corporation                                        2.29%            386      20.46        7,897
NOK1V FH        Nokia Oyj #                                              1.25%            498       8.64        4,305

Materials (2.50%):
SHLM            A. Schulman, Inc.                                        0.62%             88      24.39        2,146
BMS             Bemis Company, Inc.                                      0.63%             66      32.70        2,158
MWV             MeadWestvaco Corporation                                 0.62%             72      29.81        2,146
SXT             Sensient Technologies Corporation                        0.63%             60      36.08        2,165

Telecommunication Services (15.84%):
T               AT&T Inc.                                                3.54%            397      30.71       12,192
ATNI            Atlantic Tele-Network, Inc.                              0.62%             59      36.46        2,151
CTL             CenturyLink, Inc.                                        1.88%            155      41.73        6,468
DTE GY          Deutsche Telekom AG #                                    1.25%            280      15.38        4,307
FTE FP          France Telecom S.A. #                                    1.25%            192      22.38        4,297
KPN NA          Koninklijke (Royal) KPN N.V. #                           1.25%            253      17.01        4,302
TIT IM          Telecom Italia SpA #                                     1.25%          2,786       1.55        4,305

                    Schedule of Investments (cont'd.)

    Target Dividend Multi-Strategy Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                       Percentage
                                                                       of Aggregate    Number    Market      Cost of
Ticker Symbol and                                                      Offering        of        Value per   Securities to
Name of Issuer of Securities (1)(4)                                    Price           Shares    Share       the Trust (2)
___________________________________                                    ____________    ______    _________   _____________
Telecommunication Services (cont'd.):
TEF SM          Telefonica S.A. #                                        1.25%            171    $ 25.16     $  4,303
TU              TELUS Corporation +                                      0.63%             45      48.19        2,169
VOD LN          Vodafone Group Plc #                                     2.92%          3,472       2.89       10,045

Utilities (21.25%):
LNT             Alliant Energy Corporation                               1.25%            109      39.47        4,302
AEP             American Electric Power Company, Inc.                    0.63%             61      35.50        2,165
AVA             Avista Corporation                                       0.62%             93      23.04        2,143
CNL             Cleco Corporation                                        1.25%            126      34.20        4,309
D               Dominion Resources, Inc.                                 1.25%             95      45.17        4,291
DTE             DTE Energy Company                                       1.25%             88      48.99        4,311
EOAN GY         E.ON AG #                                                1.25%            141      30.50        4,301
EIX             Edison International                                     1.88%            177      36.61        6,480
ENEL IM         Enel SpA #                                               1.25%            684       6.30        4,307
ETR             Entergy Corporation                                      0.63%             32      68.00        2,176
GSZ FP          GDF Suez #                                               1.25%            106      40.68        4,312
TEG             Integrys Energy Group, Inc.                              1.25%             85      50.68        4,308
NG/ LN          National Grid Plc #                                      1.25%            449       9.58        4,301
NI              NiSource Inc.                                            1.25%            224      19.22        4,305
PNW             Pinnacle West Capital Corporation                        1.25%            101      42.81        4,324
PPL             PPL Corporation                                          1.25%            171      25.14        4,299
RWE GY          RWE AG #                                                 1.24%             67      63.89        4,281
SRG IM          Snam Rete Gas SpA #                                      1.25%            766       5.62        4,306
                                                                       _______                               ________
                     Total Investments                                 100.00%                               $344,416
                                                                       =======                               ========

______________________

See "Notes to Schedules of Investments" on page 52.

                         Schedule of Investments

          Target Double Play Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                       Percentage        Number    Market      Cost of
Ticker Symbol and                                                      of Aggregate      of        Value per   Securities to
Name of Issuer of Securities (1)(4)                                    Offering Price    Shares    Share       the Trust (2)
___________________________________                                    ______________    ______    _________   _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (6.99%):
AXL      American Axle & Manufacturing Holdings, Inc. *                  0.50%            63       $ 12.82     $    808
DDS      Dillard's, Inc. (Class A)                                       1.03%            41         40.43        1,658
RCII     Rent-A-Center, Inc.                                             1.05%            48         35.20        1,690
SBGI     Sinclair Broadcast Group, Inc.                                  0.50%            65         12.48          811
TBL      The Timberland Company (Class A) *                              0.74%            29         41.01        1,189
TRW      TRW Automotive Holdings Corp. *                                 3.17%            94         54.24        5,099

Energy (4.21%):
CVX      Chevron Corporation                                             2.48%            37        108.01        3,996
RES      RPC, Inc.                                                       1.73%           110         25.33        2,786

Financials (12.49%):
ALL      The Allstate Corporation                                        2.49%           126         31.85        4,013
AF       Astoria Financial Corporation                                   2.50%           280         14.39        4,029
FNB      F.N.B. Corporation                                              2.50%           380         10.59        4,024
FNFG     First Niagara Financial Group, Inc.                             2.50%           294         13.69        4,025
TRMK     Trustmark Corporation                                           2.50%           173         23.28        4,027

Industrials (11.94%):
AVY      Avery Dennison Corporation                                      2.51%            96         42.12        4,044
DLX      Deluxe Corporation                                              0.65%            39         26.63        1,039
MTZ      MasTec, Inc. *                                                  0.76%            59         20.85        1,230
NDSN     Nordson Corporation                                             1.86%            26        114.87        2,987
NOC      Northrop Grumman Corporation (7)                                2.51%            59         68.59        4,047
RRD      R.R. Donnelley & Sons Company                                   2.50%           214         18.80        4,023
SHS      Sauer-Danfoss, Inc. *                                           1.15%            36         51.26        1,845

                    Schedule of Investments (cont'd.)

          Target Double Play Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                       Percentage        Number    Market      Cost of
Ticker Symbol and                                                      of Aggregate      of        Value per   Securities to
Name of Issuer of Securities (1)(4)                                    Offering Price    Shares    Share       the Trust (2)
___________________________________                                    ______________    ______    _________   _____________
Information Technology (17.97%):
BRKS     Brooks Automation Inc. *                                        0.50%            61       $ 13.29     $    811
FCS      Fairchild Semiconductor International, Inc. *                   1.11%            98         18.18        1,782
SOLR     GT Solar International, Inc. *                                  0.67%            96         11.16        1,071
IRF      International Rectifier Corporation *                           1.08%            53         32.86        1,742
LRCX     Lam Research Corporation *                                      3.29%            93         56.95        5,296
MKSI     MKS Instruments, Inc.                                           0.81%            39         33.60        1,310
NVLS     Novellus Systems, Inc. *                                        1.59%            69         37.00        2,553
PLAB     Photronics, Inc. *                                              0.50%            91          8.92          812
STM      STMicroelectronics N.V. +                                       5.40%           688         12.63        8,689
VSEA     Varian Semiconductor Equipment Associates, Inc. *               1.73%            57         48.92        2,788
VSH      Vishay Intertechnology, Inc. *                                  1.29%           116         17.93        2,080

Materials (8.01%):
CLF      Cliffs Natural Resources Inc.                                   6.28%           103         98.18       10,113
WLK      Westlake Chemical Corporation                                   1.73%            50         55.79        2,790

Telecommunication Services (15.89%):
T        AT&T Inc.                                                       2.50%           131         30.71        4,023
BT       BT Group PLC (ADR) +                                           10.90%           584         30.04       17,543
CTL      CenturyLink, Inc.                                               2.49%            96         41.73        4,006

Utilities (22.50%):
LNT      Alliant Energy Corporation                                      2.50%           102         39.47        4,026
CNL      Cleco Corporation                                               2.51%           118         34.20        4,036
D        Dominion Resources, Inc.                                        2.50%            89         45.17        4,020
DTE      DTE Energy Company                                              2.50%            82         48.99        4,017
EIX      Edison International                                            2.50%           110         36.61        4,027
TEG      Integrys Energy Group, Inc.                                     2.49%            79         50.68        4,004
NI       NiSource Inc.                                                   2.50%           209         19.22        4,017
PNW      Pinnacle West Capital Corporation                               2.50%            94         42.81        4,024
PPL      PPL Corporation                                                 2.50%           160         25.14        4,022
                                                                       _______                                 ________
              Total Investments                                        100.00%                                 $160,972
                                                                       =======                                 ========

______________________

See "Notes to Schedules of Investments" on page 52.

                         Schedule of Investments

          Target Focus Five Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                        Percentage       Number   Market      Cost of
Ticker Symbol and                                                       of Aggregate     of       Value       Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price   Shares   per Share   the Trust (2)
___________________________________                                     ______________   ______   _________   _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (12.99%):
AXL           American Axle & Manufacturing Holdings, Inc. *              0.24%             49    $ 12.82     $    628
AM            American Greetings Corporation                              0.53%             59      23.31        1,375
BMW GY        Bayerische Motoren Werke (BMW) AG #                         1.00%             31      82.71        2,564
BTH           Blyth, Inc.                                                 0.27%             22      31.57          695
BWS           Brown Shoe Company, Inc.                                    0.27%             56      12.28          688
PSS           Collective Brands, Inc. *                                   0.53%             63      21.76        1,371
DAI GY        Daimler AG #*                                               1.01%             37      70.39        2,604
DDS           Dillard's, Inc. (Class A)                                   0.50%             32      40.43        1,294
SSP           The E.W. Scripps Company *                                  0.27%             68      10.13          689
HVT           Haverty Furniture Companies, Inc. *                         0.26%             52      13.09          681
HELE          Helen of Troy Limited +*                                    0.27%             24      28.79          691
HMC           Honda Motor Co., Ltd. (ADR) +                               0.33%             22      38.10          838
ISCA          International Speedway Corporation                          0.53%             46      29.91        1,376
JAKK          JAKKS Pacific, Inc. *                                       0.27%             36      19.11          688
MHK           Mohawk Industries, Inc. *                                   0.54%             23      60.45        1,390
PC            Panasonic Corporation (ADR) +                               0.32%             65      12.73          827
PERY          Perry Ellis International, Inc. *                           0.26%             25      27.19          680
RGS           Regis Corporation                                           0.54%             77      17.89        1,378
RCII          Rent-A-Center, Inc.                                         0.51%             37      35.20        1,302
SKS           Saks, Inc. *                                                0.53%            121      11.29        1,366
SBGI          Sinclair Broadcast Group, Inc.                              0.24%             50      12.48          624
SKX           Skechers U.S.A., Inc. *                                     0.27%             34      20.30          690
SNE           Sony Corporation (ADR) +                                    0.31%             25      32.28          807
TBL           The Timberland Company (Class A) *                          0.35%             22      41.01          902
TM            Toyota Motor Corporation (ADR) +                            0.31%             10      80.96          810
TRW           TRW Automotive Holdings Corp. *                             1.52%             72      54.24        3,905
VOW3 GY       Volkswagen Ag-Pfd #                                         1.01%             16     162.85        2,606

Consumer Staples (1.06%):
SFD           Smithfield Foods, Inc. *                                    0.53%             56      24.49        1,371
UVV           Universal Corporation                                       0.53%             31      43.72        1,355

Energy (8.75%):
BRS           Bristow Group, Inc. *                                       0.26%             14      47.38          663
CVX           Chevron Corporation                                         1.22%             29     108.01        3,132
CRK           Comstock Resources, Inc. *                                  0.53%             44      30.92        1,360
ENI IM        Eni SpA #                                                   1.00%            105      24.58        2,581
E             Eni SpA (ADR) +                                             0.33%             17      49.22          837
EXH           Exterran Holdings Inc. *                                    0.54%             57      24.24        1,382
PVA           Penn Virginia Corporation                                   0.26%             40      16.94          678
REP SM        Repsol YPF, S.A. #                                          1.00%             75      34.17        2,563
RDSB LN       Royal Dutch Shell Plc #                                     1.00%             71      36.25        2,574
RES           RPC, Inc.                                                   0.83%             84      25.33        2,128
CKH           SEACOR Holdings Inc. *                                      0.26%              7      95.36          668
SUG           Southern Union Company                                      0.53%             48      28.56        1,371
FP FP         Total S.A. #                                                0.99%             42      60.62        2,546

                    Schedule of Investments (cont'd.)

          Target Focus Five Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                        Percentage       Number   Market      Cost of
Ticker Symbol and                                                       of Aggregate     of       Value       Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price   Shares   per Share   the Trust (2)
___________________________________                                     ______________   ______   _________   _____________
Financials (14.99%):
ALL           The Allstate Corporation                                    1.20%             97    $ 31.85     $  3,089
AFG           American Financial Group, Inc.                              0.53%             39      35.02        1,366
AF            Astoria Financial Corporation                               1.20%            215      14.39        3,094
BBVA          Banco Bilbao Vizcaya Argentaria, S.A. (ADR) +               0.32%             67      12.19          817
STD           Banco Santander Central Hispano S.A. (ADR) +                0.32%             69      11.89          820
BCS           Barclays Plc (ADR) +                                        0.32%             45      18.45          830
DFG           Delphi Financial Group, Inc. (Class A)                      0.27%             23      30.47          701
FNB           F.N.B. Corporation                                          1.20%            291      10.59        3,082
FNF           Fidelity National Financial, Inc.                           0.53%             97      14.16        1,374
FNFG          First Niagara Financial Group, Inc.                         1.20%            225      13.69        3,080
ING           ING Groep N.V. (ADR) +*                                     0.32%             64      12.92          827
MFC           Manulife Financial Corporation +                            0.32%             47      17.68          831
MIG           Meadowbrook Insurance Group, Inc.                           0.27%             67      10.26          687
MTU           Mitsubishi UFJ Financial Group, Inc. (MUFG) (ADR) +         0.32%            181       4.54          822
MFG           Mizuho Financial Group, Inc. (ADR) +                        0.32%            244       3.37          822
NMR           Nomura Holdings, Inc. (ADR) +                               0.32%            156       5.28          824
PRA           ProAssurance Corporation *                                  0.27%             11      63.15          695
RGA           Reinsurance Group of America                                0.54%             22      62.61        1,377
SMFG          Sumitomo Mitsui Financial Group, Inc. (ADR) +               0.32%            131       6.29          824
SLF           Sun Life Financial Inc. +                                   0.32%             26      31.30          814
TRMK          Trustmark Corporation                                       1.20%            133      23.28        3,096
UBS           UBS AG +*                                                   0.32%             45      18.27          822
UL FP         Unibail-Rodamco S.A. #*                                     1.00%             12     215.11        2,581
UTR           Unitrin, Inc.                                               0.53%             44      30.96        1,362
WRB           W.R. Berkley Corporation                                    0.53%             43      31.90        1,372
4 HK          Wharf Holdings Ltd #                                        1.00%            375       6.87        2,575

Health Care (1.33%):
HWAY          Healthways, Inc. *                                          0.27%             45      15.34          690
KND           Kindred Healthcare, Inc. *                                  0.53%             56      24.36        1,364
LPNT          LifePoint Hospitals, Inc. *                                 0.53%             34      39.85        1,355

Industrials (8.51%):
AVY           Avery Dennison Corporation                                  1.19%             73      42.12        3,075
DLX           Deluxe Corporation                                          0.31%             30      26.63          799
GKSR          G&K Services, Inc.                                          0.27%             21      33.00          693
KELYA         Kelly Services, Inc. *                                      0.26%             32      21.14          676
MTZ           MasTec, Inc. *                                              0.36%             45      20.85          938
8031 JP       MITSUI & CO., LTD. #                                        1.00%            143      17.93        2,564
NDSN          Nordson Corporation                                         0.89%             20     114.87        2,297
NOC           Northrop Grumman Corporation (7)                            1.20%             45      68.59        3,087
RRD           R.R. Donnelley & Sons Company                               1.20%            164      18.80        3,083
SHS           Sauer-Danfoss, Inc. *                                       0.56%             28      51.26        1,435
SKYW          SkyWest, Inc.                                               0.27%             40      17.08          683
8053 JP       Sumitomo Corporation #                                      1.00%            179      14.35        2,568

                    Schedule of Investments (cont'd.)

          Target Focus Five Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                        Percentage       Number   Market      Cost of
Ticker Symbol and                                                       of Aggregate     of       Value       Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price   Shares   per Share   the Trust (2)
___________________________________                                     ______________   ______   _________   _____________
Information Technology (13.66%):
ARW           Arrow Electronics, Inc. *                                   0.53%             33    $ 41.42     $  1,367
AVT           Avnet Inc. *                                                0.53%             40      34.01        1,360
BHE           Benchmark Electronics, Inc. *                               0.26%             36      18.83          678
BRKS          Brooks Automation Inc. *                                    0.24%             47      13.29          625
CMTL          Comtech Telecommunications Corp.                            0.26%             25      27.27          682
CTS           CTS Corporation                                             0.27%             65      10.59          688
ELMG          EMS Technologies, Inc. *                                    0.27%             35      19.66          688
FCS           Fairchild Semiconductor International, Inc. *               0.53%             75      18.18        1,364
SOLR          GT Solar International, Inc. *                              0.32%             74      11.16          826
6501 JP       Hitachi, Ltd. #                                             1.00%            488       5.27        2,573
HIT           Hitachi, Ltd. (ADR) +                                       0.33%             16      52.97          848
INSP          InfoSpace, Inc. *                                           0.27%             80       8.60          688
IM            Ingram Micro Inc. *                                         0.53%             66      20.83        1,375
IRF           International Rectifier Corporation *                       0.52%             41      32.86        1,347
LRCX          Lam Research Corporation *                                  1.57%             71      56.95        4,043
MKSI          MKS Instruments, Inc.                                       0.39%             30      33.60        1,008
NVLS          Novellus Systems, Inc. *                                    0.76%             53      37.00        1,961
PLAB          Photronics, Inc. *                                          0.24%             70       8.92          624
STM           STMicroelectronics N.V. +                                   2.59%            527      12.63        6,656
SNX           SYNNEX Corporation *                                        0.26%             21      32.31          679
TECD          Tech Data Corporation *                                     0.53%             27      50.80        1,372
VSEA          Varian Semiconductor Equipment Associates, Inc. *           0.84%             44      48.92        2,152
VSH           Vishay Intertechnology, Inc. *                              0.62%             89      17.93        1,596

Materials (8.53%):
AAL LN        Anglo American Plc #                                        1.01%             50      51.86        2,593
ASH           Ashland Inc.                                                0.54%             24      57.55        1,381
BAS GY        BASF SE #                                                   1.00%             30      85.40        2,562
CLF           Cliffs Natural Resources Inc.                               3.01%             79      98.18        7,756
FRES LN       Fresnillo Plc #                                             1.00%            102      25.29        2,579
ZEUS          Olympic Steel, Inc.                                         0.27%             21      32.74          688
OMG           OM Group, Inc. *                                            0.27%             19      36.61          696
PKX           POSCO (ADR) +                                               0.32%              7     117.57          823
RTI           RTI International Metals, Inc. *                            0.26%             22      30.96          681
WLK           Westlake Chemical Corporation                               0.85%             39      55.79        2,176

Telecommunication Services (13.54%):
T             AT&T Inc.                                                   1.19%            100      30.71        3,071
BT            BT Group PLC (ADR) +                                        5.23%            448      30.04       13,458
CTL           CenturyLink, Inc.                                           1.20%             74      41.73        3,088
CHU           China Unicom Ltd. (ADR) +                                   0.32%             51      16.27          830
FTE           France Telecom S.A. (ADR) +                                 0.32%             37      22.42          830
NTT           Nippon Telegraph and Telephone Corporation (ADR) +          0.32%             36      22.72          818
9432 JP       Nippon Telegraph and Telephone Corporation (NTT) #          1.00%             57      45.07        2,569
DCM           NTT DoCoMo, Inc. (ADR) +                                    0.32%             45      18.12          815
TIT IM        Telecom Italia SpA #                                        1.00%          1,665       1.55        2,573

                    Schedule of Investments (cont'd.)

          Target Focus Five Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                        Percentage       Number   Market      Cost of
Ticker Symbol and                                                       of Aggregate     of       Value       Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price   Shares   per Share   the Trust (2)
___________________________________                                     ______________   ______   _________   _____________
Telecommunication Services (cont'd.):
TI            Telecom Italia SpA (ADR) +                                  0.32%             53    $ 15.47     $    820
TEL NO        Telenor ASA #                                               1.00%            157      16.42        2,578
VIP           VimpelCom Ltd. (ADR) +                                      0.32%             58      14.07          816
VOD LN        Vodafone Group Plc #                                        1.00%            889       2.89        2,572

Utilities (16.64%):
LNT           Alliant Energy Corporation                                  1.74%            113      39.47        4,460
AVA           Avista Corporation                                          0.27%             30      23.04          691
BKH           Black Hills Corporation                                     0.53%             41      33.47        1,372
CV            Central Vermont Public Service Corporation                  0.27%             30      23.00          690
CNL           Cleco Corporation                                           1.73%            130      34.20        4,446
D             Dominion Resources, Inc.                                    1.19%             68      45.17        3,072
DTE           DTE Energy Company                                          1.20%             63      48.99        3,086
EIX           Edison International                                        1.19%             84      36.61        3,075
ENEL IM       Enel SpA #                                                  1.00%            409       6.30        2,575
GXP           Great Plains Energy Incorporated                            0.53%             68      20.03        1,362
TEG           Integrys Energy Group, Inc.                                 1.20%             61      50.68        3,091
KEP           Korea Electric Power Corporation (ADR) +*                   0.32%             68      12.10          823
NI            NiSource Inc.                                               1.20%            161      19.22        3,094
NWE           NorthWestern Corporation                                    0.27%             23      30.03          691
NVE           NV Energy Inc.                                              0.53%             92      14.89        1,370
PNW           Pinnacle West Capital Corporation                           1.20%             72      42.81        3,082
PPL           PPL Corporation                                             1.20%            123      25.14        3,092
VVC           Vectren Corporation                                         0.54%             51      27.00        1,377
WR            Westar Energy, Inc.                                         0.53%             52      26.45        1,375
                                                                        _______                               ________
                   Total Investments                                    100.00%                               $257,366
                                                                        =======                               ========
___________

See "Notes to Schedules of Investments" on page 52.

                         Schedule of Investments

    Target Global Dividend Leaders Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

At the Opening of Business on the Initial Date of Deposit-March 31, 2011

                                                                     Percentage
                                                                     of Aggregate    Number     Market      Cost of
Ticker Symbol and                                                    Offering        of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                  Price           Shares     Share       the Trust (2)
___________________________________                                  ____________    ______     _________   _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (7.99%):
BKE         The Buckle, Inc.                                           2.00%           83       $40.05      $  3,324
CNK         Cinemark Holdings, Inc.                                    2.00%          173        19.20         3,322
GRMN        Garmin Ltd. +                                              2.00%           98        33.98         3,330
ENL         Reed Elsevier NV (ADR) +                                   1.99%          129        25.70         3,315

Consumer Staples (10.03%):
ABV         Companhia de Bebidas das Americas (AmBev) (ADR) +          2.00%          118        28.17         3,324
LO          Lorillard, Inc.                                            2.02%           35        95.79         3,353
PM          Philip Morris International Inc.                           2.02%           51        65.70         3,351
RAI         Reynolds American Inc.                                     1.99%           92        35.97         3,309
UVV         Universal Corporation                                      2.00%           76        43.72         3,323

Energy (12.01%):
DO          Diamond Offshore Drilling, Inc.                            1.99%           42        78.69         3,305
REPYY       Repsol YPF, S.A. (ADR) +                                   2.01%           97        34.37         3,334
RDS/A       Royal Dutch Shell Plc (ADR) +                              2.01%           46        72.80         3,349
SE          Spectra Energy Corporation                                 2.00%          122        27.27         3,327
STO         StatoilHydro ASA (ADR) +                                   1.99%          121        27.41         3,317
TOT         Total S.A. (ADR) +                                         2.01%           55        60.73         3,340

Financials (22.00%):
AGNC        American Capital Agency Corp. (6)                          1.00%           58        28.70         1,665
NLY         Annaly Capital Management Inc. (6)                         1.00%           95        17.51         1,663
BFR         BBVA Banco Frances SA (ADR) +                              2.00%          298        11.17         3,329
CIM         Chimera Investment Corporation (6)                         1.00%          413         4.02         1,660
EPR         Entertainment Properties Trust (6)                         1.00%           36        46.23         1,664
HTS         Hatteras Financial Corp. (6)                               0.99%           59        27.98         1,651
HIW         Highwood Properties, Inc. (6)                              1.00%           48        34.61         1,661
IVR         Invesco Mortgage Capital Inc. (6)                          1.00%           77        21.60         1,663
LRY         Liberty Property Trust (6)                                 1.00%           51        32.56         1,661
MFA         MFA Financial, Inc. (6)                                    1.00%          203         8.18         1,661
NHI         National Health Investors, Inc. (6)                        0.99%           35        47.27         1,654
NNN         National Retail Properties Inc. (6)                        0.99%           64        25.78         1,650
PDM         Piedmont Office Realty Trust Inc. (6)                      1.00%           87        19.17         1,668
PCL         Plum Creek Timber Company, Inc. (6)                        1.01%           39        43.14         1,682
PCH         Potlatch Corporation (6)                                   1.00%           42        39.70         1,667
O           Realty Income Corporation (6)                              1.01%           48        34.83         1,672
RWT         Redwood Trust, Inc. (6)                                    1.00%          106        15.65         1,659

                    Schedule of Investments (cont'd.)

    Target Global Dividend Leaders Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

At the Opening of Business on the Initial Date of Deposit-March 31, 2011

                                                                     Percentage
                                                                     of Aggregate    Number     Market      Cost of
Ticker Symbol and                                                    Offering        of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                  Price           Shares     Share       the Trust (2)
___________________________________                                  ____________    ______     _________   _____________
Financials (cont'd.):
SNH         Senior Housing Properties Trust (6)                        1.00%           72        $23.02     $  1,657
SSS         Sovran Self Storage, Inc. (6)                              1.01%           43         38.98        1,676
STWD        Starwood Property Trust Inc. (6)                           1.00%           74         22.47        1,663
VTR         Ventas, Inc. (6)                                           1.00%           31         53.75        1,666

Health Care (5.97%):
AZN         AstraZeneca Plc (ADR) +                                    1.99%           71         46.58        3,307
LLY         Eli Lilly and Company                                      1.99%           94         35.18        3,307
PFE         Pfizer Inc.                                                1.99%          163         20.34        3,315

Industrials (10.00%):
CMRE        Costamare Inc. +                                           2.00%          191         17.38        3,320
DLX         Deluxe Corporation                                         2.00%          125         26.63        3,329
RRD         R.R. Donnelley & Sons Company                              2.00%          177         18.80        3,328
TAL         TAL International Group, Inc.                              2.00%           87         38.29        3,331
WERN        Werner Enterprises, Inc.                                   2.00%          128         26.01        3,329

Information Technology (4.00%):
SPIL        Siliconware Precision Industries Company (ADR) +           2.00%          555          5.99        3,324
TSM         Taiwan Semiconductor Manufacturing Company
               Ltd. (ADR) +                                            2.00%          274         12.11        3,318

Telecommunication Services (11.99%):
T           AT&T Inc.                                                  2.00%          108         30.71        3,317
CTL         CenturyLink, Inc.                                          2.01%           80         41.73        3,338
TEO         Telecom Argentina S.A. (ADR) +                             1.99%          133         24.89        3,310
TEF         Telefonica, S.A. (ADR) +                                   1.99%          131         25.29        3,313
TMX         Telefonos de Mexico S.A. de CV (Telmex) (ADR) +            2.00%          187         17.79        3,327
TSP         Telesp-Telecomunicacoes de Sao Paulo S.A. (ADR) +          2.00%          141         23.62        3,330

Utilities (16.01%):
CNP         CenterPoint Energy, Inc.                                   2.00%          188         17.68        3,324
SBS         Companhia de Saneamento Basico do Estado de Sao Paulo-
              SABESP (ADR) +                                           2.00%           58         57.34        3,326
CIG         Companhia Energetica de Minas Gerais-CEMIG (ADR) +         2.00%          173         19.20        3,322
CPL         CPFL Energia S.A. (ADR) +                                  2.01%           39         85.76        3,345
D           Dominion Resources, Inc.                                   2.01%           74         45.17        3,343
POR         Portland General Electric Company                          2.00%          140         23.78        3,329
UNS         Unisource Energy Corporation                               2.00%           92         36.21        3,331
VE          Veolia Environnement (ADR) +                               1.99%          106         31.24        3,311
                                                                     _______                                ________
                 Total Investments                                   100.00%                                $166,289
                                                                     =======                                ========
______________________

See "Notes to Schedules of Investments" on page 52.

                         Schedule of Investments

            Target Growth Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

At the Opening of Business on the Initial Date of Deposit-March 31, 2011

                                                                      Percentage        Number   Market        Cost of
Ticker Symbol and                                                     of Aggregate      of       Value per     Securities to
Name of Issuer of Securities (1)(4)                                   Offering Price    Shares   Share         the Trust (2)
___________________________________                                   ______________    ______   _________     _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (19.98%):
BWA       BorgWarner, Inc. *                                            3.35%            66      $ 78.61       $  5,188
CMG       Chipotle Mexican Grill, Inc. *                                3.33%            19       272.20          5,172
LCAPA     Liberty Media Capital Series A *                              3.31%            69        74.47          5,138
SBUX      Starbucks Corporation                                         3.34%           141        36.71          5,176
THI       Tim Hortons, Inc. +                                           3.33%           113        45.66          5,160
TRW       TRW Automotive Holdings Corp. *                               3.32%            95        54.24          5,153

Consumer Staples (3.34%):
EL        The Estee Lauder Companies Inc.                               3.34%            54        95.87          5,177

Energy (19.99%):
CHK       Chesapeake Energy Corporation                                 3.34%           151        34.33          5,184
XEC       Cimarex Energy Co.                                            3.34%            45       115.01          5,175
DVN       Devon Energy Corporation                                      3.31%            56        91.59          5,129
NFX       Newfield Exploration Company *                                3.34%            68        76.07          5,173
PXD       Pioneer Natural Resources Company                             3.31%            50       102.81          5,140
SWN       Southwestern Energy Company *                                 3.35%           120        43.24          5,189

Financials (6.66%):
CBG       CB Richard Ellis Group, Inc. *                                3.33%           191        27.02          5,161
LUK       Leucadia National Corporation                                 3.33%           138        37.41          5,163

Health Care (3.34%):
A         Agilent Technologies, Inc. *                                  3.34%           115        45.09          5,185

Industrials (6.68%):
DE        Deere & Company                                               3.35%            55        94.45          5,195
ROK       Rockwell Automation, Inc.                                     3.33%            55        94.03          5,172

Information Technology (20.02%):
ALTR      Altera Corporation                                            3.33%           118        43.81          5,170
ATML      Atmel Corporation *                                           3.34%           386        13.41          5,176
AVGO      Avago Technologies Limited +                                  3.33%           164        31.49          5,164
LRCX      Lam Research Corporation *                                    3.34%            91        56.95          5,182
MU        Micron Technology, Inc. *                                     3.33%           446        11.58          5,165
SINA      SINA Corp +*                                                  3.35%            48       108.12          5,190

Materials (19.99%):
CLF       Cliffs Natural Resources Inc.                                 3.35%            53        98.18          5,203
EMN       Eastman Chemical Company                                      3.32%            52        98.88          5,142
FCX       Freeport-McMoRan Copper & Gold, Inc. (Class B)                3.35%            94        55.24          5,192
MOS       The Mosaic Company                                            3.32%            64        80.45          5,149
POT       Potash Corporation of Saskatchewan Inc. +                     3.34%            89        58.18          5,178
WLT       Walter Industries, Inc.                                       3.31%            38       135.19          5,137
                                                                      _______                                  ________
                  Total Investments                                   100.00%                                  $155,078
                                                                      =======                                  ========
___________

See "Notes to Schedules of Investments" on page 52.

                         Schedule of Investments

           Target Small-Cap Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

At the Opening of Business on the Initial Date of Deposit-March 31, 2011

                                                                      Percentage        Number    Market      Cost of
Ticker Symbol and                                                     of Aggregate      of        Value per   Securities to
Name of Issuer of Securities (1)                                      Offering Price    Shares    Share       the Trust (2)
________________________________                                      ______________    ______    _________   _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (17.65%):
ARB       Arbitron Inc.                                                 2.76%           113       $ 39.38     $  4,450
BJRI      BJ's Restaurants Inc. *                                       2.76%           114         39.10        4,457
JOSB      Jos. A. Bank Clothiers, Inc. *                                3.51%           112         50.55        5,662
LRN       K12, Inc. *                                                   2.73%           131         33.68        4,412
SHOO      Steven Madden, Ltd. *                                         3.37%           116         46.96        5,447
VSI       Vitamin Shoppe, Inc. *                                        2.52%           119         34.25        4,076

Consumer Staples (2.20%):
SAM       The Boston Beer Company, Inc. *                               2.20%            39         91.19        3,556

Energy (4.38%):
HOS       Hornbeck Offshore Services, Inc. *                            2.17%           112         31.26        3,501
JRCC      James River Coal Co. *                                        2.21%           149         24.00        3,576

Financials (5.74%):
FNGN      Financial Engines, Inc. *                                     3.08%           181         27.53        4,983
WRLD      World Acceptance Corporation *                                2.66%            66         65.10        4,297

Health Care (19.68%):
ARAY      Accuray Incorporated *                                        1.45%           254          9.25        2,350
CPSI      Computer Programs and Systems, Inc.                           1.80%            46         63.11        2,903
CYBX      Cyberonics, Inc. *                                            2.37%           120         31.92        3,830
HGR       Hanger Orthopedic Group, Inc. *                               2.32%           146         25.69        3,751
MDSO      Medidata Solutions, Inc. *                                    1.60%            99         26.04        2,578
MOH       Molina Healthcare Inc. *                                      3.13%           126         40.13        5,056
NEOG      Neogen Corp. *                                                2.29%            94         39.30        3,694
QCOR      Questcor Pharmaceuticals, Inc. *                              2.28%           255         14.44        3,682
ZOLL      Zoll Medical Corporation *                                    2.44%            89         44.29        3,942

Industrials (8.37%):
CSGP      CoStar Group Inc. *                                           3.35%            86         62.89        5,409
FELE      Franklin Electric Co., Inc.                                   2.70%            96         45.50        4,368
GEOY      GeoEye Inc. *                                                 2.32%            92         40.70        3,744

Information Technology (32.85%):
ACIW      ACI Worldwide, Inc. *                                         2.83%           139         32.90        4,573
EPAY      Bottomline Technologies, Inc. *                               2.07%           134         24.90        3,337
CATM      Cardtronics Inc. *                                            2.22%           178         20.16        3,589
CTCT      Constant Contact, Inc. *                                      2.61%           122         34.54        4,214
ENTR      Entropic Communications, Inc. *                               1.84%           355          8.39        2,978
FEIC      FEI Company *                                                 3.37%           159         34.24        5,444
XXIA      Ixia *                                                        2.70%           279         15.63        4,361
LSCC      Lattice Semiconductor Corporation *                           1.88%           506          6.00        3,036
LFUS      Littelfuse, Inc.                                              3.21%            91         56.95        5,182
LPSN      LivePerson Inc. *                                             1.68%           214         12.70        2,718
MSTR      Microstrategy Incorporated *                                  2.57%            31        133.69        4,144
STEC      STEC Inc. *                                                   2.57%           209         19.86        4,151
SNCR      Synchronoss Technologies, Inc. *                              3.30%           155         34.42        5,335

Materials (9.13%):
BCPC      Balchem Corporation                                           2.72%           119         36.88        4,389
BZ        Boise Inc.                                                    1.96%           345          9.16        3,160
CLW       Clearwater Paper Corporation *                                2.38%            48         80.11        3,845
KS        KapStone Paper and Packaging Corporation *                    2.07%           194         17.22        3,341
                                                                       _______                                ________
                  Total Investments                                    100.00%                                $161,521
                                                                       =======                                ========
___________

See "Notes to Schedules of Investments" on page 52.

                         Schedule of Investments

    Target VIP Conservative Equity Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

At the Opening of Business on the Initial Date of Deposit-March 31, 2011

                                                                         Percentage      Number   Market     Cost of
Ticker Symbol and                                                        of Aggregate    of       Value      Securities to
Name of Issuer of Securities (1)(4)                                      Offering Price  Shares   per Share  the Trust (2)
___________________________________                                      ______________  ______   _________  _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (13.61%):
AXL         American Axle & Manufacturing Holdings, Inc. *                 0.10%            24    $ 12.82    $    308
AZO         AutoZone, Inc. *                                               1.17%            13     273.94       3,561
DDS         Dillard's, Inc. (Class A)                                      0.21%            16      40.43         647
DTV         DIRECTV, Inc. *                                                3.71%           244      46.40      11,322
FDO         Family Dollar Stores, Inc.                                     0.67%            39      52.25       2,038
HD          The Home Depot, Inc.                                           2.99%           243      37.57       9,129
LAD LN      Ladbrokes Plc #                                                0.67%           949       2.14       2,032
MCD         McDonald's Corporation                                         3.01%           121      75.81       9,173
RCII        Rent-A-Center, Inc.                                            0.21%            18      35.20         634
SBGI        Sinclair Broadcast Group, Inc.                                 0.10%            25      12.48         312
TBL         The Timberland Company (Class A) *                             0.15%            11      41.01         451
TRW         TRW Automotive Holdings Corp. *                                0.62%            35      54.24       1,898

Consumer Staples (12.48%):
KO          The Coca-Cola Company                                          3.10%           143      66.04       9,444
KFT         Kraft Foods Inc.                                               0.67%            65      31.48       2,046
LO          Lorillard, Inc.                                                0.28%             9      95.79         862
PM          Philip Morris International Inc.                               2.41%           112      65.70       7,358
PG          The Procter & Gamble Company                                   3.01%           148      61.97       9,171
WMT         Wal-Mart Stores, Inc.                                          3.01%           175      52.36       9,163
Energy (7.94%):
APA         Apache Corporation                                             1.97%            46     130.43       6,000
COP         ConocoPhillips                                                 4.50%           170      80.69      13,717
NE          Noble Corporation +                                            0.45%            30      46.12       1,384
857 HK      PetroChina Company Limited #                                   0.67%         1,354       1.50       2,032
RES         RPC, Inc.                                                      0.35%            42      25.33       1,064

Financials (14.70%):
ACE         ACE Limited +                                                  4.08%           194      64.17      12,449
3988 HK     Bank of China Ltd. #                                           0.67%         3,686       0.55       2,031
2388 HK     BOC Hong Kong (Holdings) Limited #                             0.67%           631       3.22       2,031
939 HK      China Construction Bank #                                      0.67%         2,181       0.93       2,031
LUK         Leucadia National Corporation                                  1.75%           143      37.41       5,350
EMG LN      Man Group Plc #                                                0.67%           511       3.98       2,033
RSA LN      Royal & Sun Alliance Insurance Group Plc #                     0.67%           953       2.13       2,033
TRV         The Travelers Companies, Inc.                                  3.00%           154      59.39       9,146
WY          Weyerhaeuser Company (6)                                       2.52%           312      24.62       7,681

Health Care (10.07%):
BIIB        Biogen Idec Inc. *                                             2.92%           124      71.90       8,916
BCR         C.R. Bard, Inc.                                                1.42%            44      98.54       4,336
MRK         Merck & Co., Inc.                                              3.67%           336      33.30      11,188
PFE         Pfizer Inc.                                                    0.67%           100      20.34       2,034
VAR         Varian Medical Systems, Inc. *                                 1.39%            63      67.18       4,232

                    Schedule of Investments (cont'd.)

    Target VIP Conservative Equity Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

At the Opening of Business on the Initial Date of Deposit-March 31, 2011

                                                                         Percentage      Number   Market     Cost of
Ticker Symbol and                                                        of Aggregate    of       Value      Securities to
Name of Issuer of Securities (1)(4)                                      Offering Price  Shares   per Share  the Trust (2)
___________________________________                                      ______________  ______   _________  _____________
Industrials (8.04%):
BA/ LN      BAE SYSTEMS Plc #                                              0.67%           384    $  5.30    $  2,034
293 HK      Cathay Pacific Airways Limited #                               0.67%           849       2.39       2,033
DLX         Deluxe Corporation                                             0.13%            15      26.63         399
MTZ         MasTec, Inc. *                                                 0.15%            22      20.85         459
NDSN        Nordson Corporation                                            0.38%            10     114.87       1,149
ROK         Rockwell Automation, Inc.                                      1.08%            35      94.03       3,291
SHS         Sauer-Danfoss, Inc. *                                          0.24%            14      51.26         718
UNP         Union Pacific Corporation                                      3.95%           123      97.87      12,038
GWW         W.W. Grainger, Inc.                                            0.77%            17     137.28       2,334

Information Technology (23.13%):
ALTR        Altera Corporation                                             2.20%           153      43.81       6,703
BRKS        Brooks Automation Inc. *                                       0.10%            23      13.29         306
FCS         Fairchild Semiconductor International, Inc. *                  0.22%            37      18.18         673
SOLR        GT Solar International, Inc. *                                 0.13%            36      11.16         402
HPQ         Hewlett-Packard Company                                        2.99%           221      41.30       9,127
INTC        Intel Corporation                                              0.66%            99      20.46       2,025
IBM         International Business Machines Corporation                    3.01%            56     163.60       9,162
IRF         International Rectifier Corporation *                          0.22%            20      32.86         657
LRCX        Lam Research Corporation *                                     0.65%            35      56.95       1,993
MSFT        Microsoft Corporation                                          3.00%           357      25.58       9,132
MKSI        MKS Instruments, Inc.                                          0.16%            15      33.60         504
NVLS        Novellus Systems, Inc. *                                       0.32%            26      37.00         962
PLAB        Photronics, Inc. *                                             0.10%            35       8.92         312
STM         STMicroelectronics N.V. +                                      1.08%           260      12.63       3,284
TXN         Texas Instruments Incorporated                                 6.35%           557      34.74      19,350
VSEA        Varian Semiconductor Equipment Associates, Inc. *              0.35%            22      48.92       1,076
VSH         Vishay Intertechnology, Inc. *                                 0.26%            44      17.93         789
XLNX        Xilinx, Inc.                                                   1.33%           124      32.81       4,068

Materials (3.52%):
BLL         Ball Corporation                                               0.44%            38      35.70       1,357
CLF         Cliffs Natural Resources Inc.                                  1.26%            39      98.18       3,829
IFF         International Flavors & Fragrances Inc.                        0.37%            18      62.16       1,119
PPG         PPG Industries, Inc.                                           1.10%            35      95.93       3,357
WLK         Westlake Chemical Corporation                                  0.35%            19      55.79       1,060

Telecommunication Services (6.51%):
T           AT&T Inc.                                                      3.66%           364      30.71      11,178
BT          BT Group PLC (ADR) +                                           2.18%           221      30.04       6,639
VOD LN      Vodafone Group Plc #                                           0.67%           702       2.89       2,031
                                                                         _______                             ________
                 Total Investments                                       100.00%                             $304,787
                                                                         =======                             ========
______________________

See "Notes to Schedules of Investments" on page 52.

                         Schedule of Investments

 Value Line(R) Diversified Target 40 Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

At the Opening of Business on the Initial Date of Deposit-March 31, 2011

                                                                       Percentage       Number   Market      Cost of
Ticker Symbol and                                                      of Aggregate     of       Value per   Securities to
Name of Issuer of Securities (1)                                       Offering Price   Shares   Share       the Trust (2)
________________________________                                       ______________   ______   _________   _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (19.99%):
AAN      Aaron's, Inc.                                                   2.50%          177      $25.17      $  4,455
BIG      Big Lots, Inc. *                                                2.50%          102       43.59         4,446
DDS      Dillard's, Inc. (Class A)                                       2.50%          110       40.43         4,447
FDML     Federal-Mogul Corporation *                                     2.50%          179       24.90         4,457
GME      GameStop Corporation (Class A) *                                2.50%          197       22.63         4,458
M        Macy's, Inc.                                                    2.50%          184       24.24         4,460
RCII     Rent-A-Center, Inc.                                             2.49%          126       35.20         4,435
TRW      TRW Automotive Holdings Corp. *                                 2.50%           82       54.24         4,448

Consumer Staples (10.00%):
ADM      Archer-Daniels-Midland Company                                  2.50%          124       35.94         4,457
SFD      Smithfield Foods, Inc. *                                        2.50%          182       24.49         4,457
TSN      Tyson Foods, Inc. (Class A)                                     2.50%          226       19.71         4,454
WMT      Wal-Mart Stores, Inc.                                           2.50%           85       52.36         4,451

Energy (4.98%):
COP      ConocoPhillips                                                  2.49%           55       80.69         4,438
HES      Hess Corporation                                                2.49%           53       83.81         4,442

Health Care (12.47%):
AET      Aetna Inc.                                                      2.49%          118       37.60         4,437
CI       CIGNA Corporation                                               2.49%          102       43.52         4,439
CYH      Community Health Systems Inc. *                                 2.49%          110       40.32         4,435
HMA      Health Management Associates, Inc. *                            2.50%          407       10.94         4,453
UNH      UnitedHealth Group Incorporated                                 2.50%           98       45.40         4,449

Industrials (20.04%):
ALK      Alaska Air Group, Inc. *                                        2.50%           70       63.65         4,456
DAL      Delta Air Lines, Inc. *                                         2.50%          448        9.94         4,453
LLL      L-3 Communications Holdings, Inc.                               2.52%           57       78.69         4,485
LMT      Lockheed Martin Corporation                                     2.51%           56       79.76         4,467
NOC      Northrop Grumman Corporation (7)                                2.50%           65       68.59         4,458
OC       Owens Corning Inc. *                                            2.50%          125       35.68         4,460
R        Ryder System, Inc.                                              2.51%           89       50.18         4,466
SHS      Sauer-Danfoss, Inc. *                                           2.50%           87       51.26         4,460

Information Technology (20.00%):
AMD      Advanced Micro Devices, Inc. *                                  2.50%          507        8.79         4,457
ARW      Arrow Electronics, Inc. *                                       2.51%          108       41.42         4,473
AVT      Avnet Inc. *                                                    2.50%          131       34.01         4,455
DELL     Dell Inc. *                                                     2.50%          304       14.64         4,451
DST      DST Systems, Inc.                                               2.50%           84       52.97         4,449
HRS      Harris Corporation                                              2.49%           90       49.34         4,441
HPQ      Hewlett-Packard Company                                         2.50%          108       41.30         4,460
VSH      Vishay Intertechnology, Inc. *                                  2.50%          248       17.93         4,447

Materials (10.02%):
BLL      Ball Corporation                                                2.51%          125       35.70         4,463
NLC      Nalco Holding Co.                                               2.50%          165       26.99         4,453
RKT      Rock-Tenn Company (Class A)                                     2.51%           65       68.93         4,480
TIN      Temple-Inland Inc.                                              2.50%          192       23.19         4,452

Telecommunication Services (2.50%):
TWTC     Time Warner Telecom Inc. *                                      2.50%          229       19.48         4,461
                                                                       _______                               ________
              Total Investments                                        100.00%                               $178,165
                                                                       =======                               ========
______________________

See "Notes to Schedules of Investments" on page 52.

                         Schedule of Investments

       Value Line(R) Target 25 Portfolio, 2nd Quarter 2011 Series
                                 FT 2857

                    At the Opening of Business on the
                 Initial Date of Deposit-March 31, 2011

                                                                       Percentage
                                                                       of Aggregate     Number      Market        Cost of
Ticker Symbol and                                                      Offering         of          Value per     Securities to
Name of Issuer of Securities (1)(4)                                    Price            Shares      Share         the Trust (2)
___________________________________                                    ____________     ______      _________     _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (13.97%):
AXL         American Axle & Manufacturing Holdings, Inc. *               1.00%            136       $ 12.82       $  1,744
DDS         Dillard's, Inc. (Class A)                                    2.07%             89         40.43          3,598
RCII        Rent-A-Center, Inc.                                          2.09%            103         35.20          3,626
SBGI        Sinclair Broadcast Group, Inc.                               1.00%            139         12.48          1,735
TBL         The Timberland Company (Class A) *                           1.49%             63         41.01          2,584
TRW         TRW Automotive Holdings Corp. *                              6.32%            202         54.24         10,956

Energy (3.45%):
RES         RPC, Inc.                                                    3.45%            236         25.33          5,978

Industrials (8.83%):
DLX         Deluxe Corporation                                           1.29%             84         26.63          2,237
MTZ         MasTec, Inc. *                                               1.53%            127         20.85          2,648
NDSN        Nordson Corporation                                          3.71%             56        114.87          6,433
SHS         Sauer-Danfoss, Inc. *                                        2.30%             78         51.26          3,998

Information Technology (35.91%):
BRKS        Brooks Automation Inc. *                                     1.00%            131         13.29          1,741
FCS         Fairchild Semiconductor International, Inc. *                2.21%            211         18.18          3,836
SOLR        GT Solar International, Inc. *                               1.34%            208         11.16          2,321
IRF         International Rectifier Corporation *                        2.18%            115         32.86          3,779
LRCX        Lam Research Corporation *                                   6.57%            200         56.95         11,390
MKSI        MKS Instruments, Inc.                                        1.63%             84         33.60          2,822
NVLS        Novellus Systems, Inc. *                                     3.16%            148         37.00          5,476
PLAB        Photronics, Inc. *                                           1.00%            195          8.92          1,739
STM         STMicroelectronics N.V. +                                   10.78%          1,481         12.63         18,705
VSEA        Varian Semiconductor Equipment Associates, Inc. *            3.47%            123         48.92          6,017
VSH         Vishay Intertechnology, Inc. *                               2.57%            249         17.93          4,465

Materials (16.04%):
CLF         Cliffs Natural Resources Inc.                               12.57%            222         98.18         21,796
WLK         Westlake Chemical Corporation                                3.47%            108         55.79          6,025

Telecommunication Services (21.80%):
BT          BT Group PLC (ADR) +                                        21.80%          1,259         30.04         37,820
                                                                       _______                                    ________
                 Total Investments                                     100.00%                                    $173,469
                                                                       =======                                    ========
___________

See "Notes to Schedules of Investments" on page 52.

Page 51

                    NOTES TO SCHEDULES OF INVESTMENTS

(1) All Securities are represented by regular way contracts to purchase such Securities which are backed by an irrevocable letter of credit deposited with the Trustee. The Sponsor entered into purchase contracts for the Securities on March 31, 2011. Such purchase contracts are expected to settle within three business days.

(2) The cost of the Securities to a Trust represents the aggregate underlying value with respect to the Securities acquired-generally determined by the closing sale prices of the Securities on the applicable exchange (where applicable, converted into U.S. dollars at the exchange rate at the Evaluation Time) at the Evaluation Time on the business day prior to the Initial Date of Deposit. The Evaluator, at its discretion, may make adjustments to the prices of Securities held by a Trust if an event occurs after the close of the market on which a Security normally trades but before the Evaluation Time, depending on the nature and significance of the event, consistent with applicable regulatory guidance relating to fair value pricing. The valuation of the Securities has been determined by the Evaluator, an affiliate of the Sponsor. In accordance with Accounting Standards Codification 820, "Fair Value Measurements and Disclosures," each Trust's investments are classified as Level 1, which refers to securities traded in an active market. The cost of the Securities to the Sponsor and the Sponsor's profit or loss (which is the difference between the cost of the Securities to the Sponsor and the cost of the Securities to a Trust) are set forth below:

                                                                           Cost of Securities    Profit
                                                                           to Sponsor            (Loss)
                                                                           __________________    ________
The Dow (R) Target 5 Portfolio, 2nd Quarter 2011 Series                    $137,820              $    381
Global Target 15 Portfolio, 2nd Quarter 2011 Series                         155,581               (1,214)
MSCI EAFE Target 20 Portfolio, 2nd Quarter 2011 Series                      173,467               (1,343)
Nasdaq(R) Target 15 Portfolio, 2nd Quarter 2011 Series                      168,683                   379
NYSE(R) International Target 25 Portfolio, 2nd Quarter 2011 Series          175,610                   482
S&P Target 24 Portfolio, 2nd Quarter 2011 Series                            139,567                    87
S&P Target SMid 60 Portfolio, 2nd Quarter 2011 Series                       171,143                    43
Target 50/50 Portfolio, 2nd Quarter 2011 Series                             374,194                   (81)
Target Diversified Dividend Portfolio, 2nd Quarter 2011 Series              176,400                  (210)
Target Dividend Multi-Strategy Portfolio, 2nd Quarter 2011 Series           345,778                (1,362)
Target Double Play Portfolio, 2nd Quarter 2011 Series                       160,880                    92
Target Focus Five Portfolio, 2nd Quarter 2011 Series                        257,632                  (266)
Target Global Dividend Leaders Portfolio, 2nd Quarter 2011 Series           166,846                  (557)
Target Growth Portfolio, 2nd Quarter 2011 Series                            155,391                  (313)
Target Small-Cap Portfolio, 2nd Quarter 2011 Series                         161,541                   (20)
Target VIP Conservative Equity Portfolio, 2nd Quarter 2011 Series           304,750                    37
Value Line(R) Diversified Target 40 Portfolio, 2nd Quarter 2011 Series      178,165                     0
Value Line(R) Target 25 Portfolio, 2nd Quarter 2011 Series                  173,282                   187

(3) Current Dividend Yield for each Security was calculated by dividing the most recent annualized ordinary dividend declared or paid on a Security (such figure adjusted to reflect any change in dividend policy announced subsequent to the most recently declared dividend) by that Security's closing sale price at the Evaluation Time on the business day prior to the Initial Date of Deposit, without consideration of foreign withholding or changes in currency exchange rates, if applicable.

(4) Common stocks of companies headquartered or incorporated outside the United States comprise the percentage of the investments of the Trusts as indicated:
   Global Target 15 Portfolio, 2nd Quarter 2011 Series, 66.67%
   MSCI EAFE Target 20 Portfolio, 2nd Quarter 2011 Series, 100.00%
   Nasdaq(R) Target 15 Portfolio, 2nd Quarter 2011 Series, 12.26%
   NYSE(R) International Target 25 Portfolio, 2nd Quarter 2011 Series, 100.00% S&P Target 24 Portfolio, 2nd Quarter 2011 Series, 9.10%
   S&P Target SMid 60 Portfolio, 2nd Quarter 2011 Series, 1.11%
   Target 50/50 Portfolio, 2nd Quarter 2011 Series, 12.84%
   Target Diversified Dividend Portfolio, 2nd Quarter 2011 Series, 12.49% Target Dividend Multi-Strategy Portfolio, 2nd Quarter 2011 Series, 44.83% Target Double Play Portfolio, 2nd Quarter 2011 Series, 16.30%
   Target Focus Five Portfolio, 2nd Quarter 2011 Series, 36.12%
   Target Global Dividend Leaders Portfolio, 2nd Quarter 2011 Series, 39.98% Target Growth Portfolio, 2nd Quarter 2011 Series, 13.35%
   Target VIP Conservative Equity Portfolio, 2nd Quarter 2011 Series, 14.49% Value Line(R) Target 25 Portfolio, 2nd Quarter 2011 Series, 32.58%

Page 52


(5) Securities of companies in the following sectors comprise the percentage of the investments of the Trusts as indicated:

Global Target 15 Portfolio, 2nd Quarter 2011 Series:
  Consumer Discretionary, 6.67%; Consumer Staples, 6.67%; Energy, 6.67%; Financials, 33.33%; Health Care, 13.33%; Industrials, 13.34%;
  Information Technology, 6.67%; Telecommunication Services, 13.32%

MSCI EAFE Target 20 Portfolio, 2nd Quarter 2011 Series:
  Consumer Discretionary, 15.00%; Energy, 20.00%; Financials, 10.00%; Industrials, 10.00%; Information Technology, 5.00%; Materials, 15.00%; Telecommunication Services, 20.00%; Utilities, 5.00%

NYSE(R) International Target 25 Portfolio, 2nd Quarter 2011 Series:
  Consumer Discretionary, 16.00%; Energy, 4.00%; Financials, 44.00%; Information Technology, 4.00%; Materials, 4.00%; Telecommunication Services, 24.00%; Utilities, 4.00%

(6) This Security represents the common stock of a real estate investment trust headquartered or incorporated in the United States ("REIT"). REITs comprise the percentage of the investments of the Trusts as indicated:

   S&P Target 24 Portfolio, 2nd Quarter 2011 Series, 5.04%
   Target 50/50 Portfolio, 2nd Quarter 2011 Series, 0.42%
   Target Global Dividend Leaders Portfolio, 2nd Quarter 2011 Series, 20.00% Target VIP Conservative Equity Portfolio, 2nd Quarter 2011 Series, 2.52%

(7) Effective March 31, 2011, Northrop Grumman Corporation ("Northrop Grumman") will spin off its subsidiary, Huntington Ingalls Industries, Inc. ("Huntington Ingalls"), with the Trust receiving one share of Huntington Ingalls for every six shares of Northrop Grumman. This will result in the Trust owning shares of both companies. Accordingly, the price pers share of Northrop Grumman listed in the above "Schedules of Investment" includes the anticipated market value of this subsidiary. On the Initial Date of Deposit, the following Trusts will receive the number of shares of Huntington Ingalls listed below:

                                                                         Shares
                                                                         ______
Target 50/50 Portfolio, 2nd Quarter 2011 Series                            22
Target Dividend Multi-Strategy Portfolio, 2nd Quarter 2011 Series          10
Target Double Play Portfolio, 2nd Quarter 2011 Series                       9
Target Focus Five Portfolio, 2nd Quarter 2011 Series                        7
Value Line(R) Diversified Target 40 Portfolio, 2nd Quarter 2011 Series     10


+ This Security represents the common stock of a foreign company which trades directly, or through an American Depositary Receipt ("ADR"), on a U.S. national securities exchange.

# This Security represents the common stock of a foreign company which trades directly on a foreign securities exchange. Amounts may not compute due to rounding.

*  This Security represents a non-income producing security.

                       The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series. The series to which this prospectus relates, FT 2857, consists of 18 separate portfolios set forth below:

- Dow(R) Target 5 2Q '11 - Term 6/29/12
  (The Dow(R) Target 5 Portfolio, 2nd Quarter 2011 Series)
- Global Target 15 2Q '11 - Term 6/29/12
  (Global Target 15 Portfolio, 2nd Quarter 2011 Series)
- MSCI EAFE Target 20 2Q '11 - Term 6/29/12
  (MSCI EAFE Target 20 Portfolio, 2nd Quarter 2011 Series)
- Nasdaq(R)  Target 15 2Q '11 - Term 6/29/12
  (Nasdaq(R) Target 15 Portfolio, 2nd Quarter 2011 Series)
- NYSE(R) Intl. Target 25 2Q '11 - Term 6/29/12
  (NYSE(R) International Target 25 Portfolio, 2nd Quarter 2011 Series)
- S&P Target 24 2Q '11 - Term 6/29/12
  (S&P Target 24 Portfolio, 2nd Quarter 2011 Series)
- S&P Target SMid 60 2Q '11 - Term 6/29/12
  (S&P Target SMid 60 Portfolio, 2nd Quarter 2011 Series)
- Target 50/50 2Q '11 - Term 6/29/12
  (Target 50/50 Portfolio, 2nd Quarter 2011 Series)
- Target Divsd. Dvd. 2Q '11 - Term 6/29/12
  (Target Diversified Dividend Portfolio, 2nd Quarter 2011 Series)
- Target Dvd. Multi-Strat. 2Q '11 - Term 6/29/12
  (Target Dividend Multi-Strategy Portfolio, 2nd Quarter 2011 Series)
- Target Dbl. Play 2Q '11 - Term 6/29/12
  (Target Double Play Portfolio, 2nd Quarter 2011 Series)
- Target Focus 5 2Q '11 - Term 6/29/12
  (Target Focus Five Portfolio, 2nd Quarter 2011 Series)
- Target Global Dvd. Leaders 2Q '11 - Term 6/29/12
  (Target Global Dividend Leaders Portfolio, 2nd Quarter 2011 Series)
- Target Growth 2Q '11 - Term 6/29/12
  (Target Growth Portfolio, 2nd Quarter 2011 Series)
- Target Small-Cap 2Q '11 - Term 6/29/12
  (Target Small-Cap Portfolio, 2nd Quarter 2011 Series)
- Target VIP Cons. Eqty. 2Q '11 - Term 6/29/12
  (Target VIP Conservative Equity Portfolio, 2nd Quarter 2011 Series)
- Value Line(R) Divsd. Target 40 2Q '11 - Term 6/29/12
  (Value Line(R) Diversified Target 40 Portfolio, 2nd
  Quarter 2011 Series)
- Value Line(R) Target 25 2Q '11 - Term 6/29/12
  (Value Line(R) Target 25 Portfolio, 2nd Quarter 2011 Series)

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P., as Sponsor, The Bank of New York Mellon as Trustee, FTP Services LLC ("FTPS") as FTPS Unit Servicing Agent and First Trust Advisors L.P. as Portfolio Supervisor and Evaluator, governs the operation of the Trusts.

YOU MAY GET MORE SPECIFIC DETAILS CONCERNING THE NATURE, STRUCTURE AND RISKS OF THIS PRODUCT IN AN "INFORMATION SUPPLEMENT" BY CALLING THE SPONSOR AT 1-800-621-1675, EXT. 1.

How We Created the Trusts.

On the Initial Date of Deposit, we deposited portfolios of common stocks with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

After the Initial Date of Deposit, we may deposit additional Securities in a Trust, or cash (including a letter of credit or the equivalent) with instructions to buy more Securities, to create new Units for sale. If we create additional Units, we will attempt, to the extent practicable, to maintain the percentage relationship established among the Securities on the Initial Date of Deposit (as set forth in "Schedule of Investments" for each Trust), adjusted to reflect the sale, redemption or liquidation of any of the Securities or any stock split or a merger or other similar event affecting the issuer of the Securities.

Since the prices of the Securities will fluctuate daily, the ratio of Securities in a Trust, on a market value basis, will also change daily. The portion of Securities represented by each Unit will not change as a result of the deposit of additional Securities or cash in a Trust. If we deposit cash, you and new investors may experience a dilution of your investment. This is because prices of Securities will fluctuate between the time of the cash deposit and the purchase of the Securities, and because the Trusts pay the associated brokerage fees. To reduce this dilution, the Trusts will try to buy the Securities as close to the Evaluation Time and as close to the evaluation price as possible. In addition, because the Trusts pay the brokerage fees associated with the creation of new Units and with the sale of Securities to meet redemption and exchange requests, frequent redemption and exchange activity will likely result in higher brokerage expenses.

An affiliate of the Trustee may receive these brokerage fees or the Trustee may retain and pay us (or our affiliate) to act as agent for a Trust to buy Securities. If we or an affiliate of ours act as agent to a Trust, we will be subject to the restrictions under the Investment Company Act of 1940, as amended (the "1940 Act").

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Securities may be periodically sold under certain circumstances to satisfy Trust obligations, to meet redemption requests and, as described in "Removing Securities from a

Trust," to maintain the sound investment character of a Trust, and the proceeds received by a Trust will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote the Securities and will endeavor to vote the Securities such that the Securities are voted as closely as possible in the same manner and the same general proportion as are the Securities held by owners other than such Trust.

Neither we nor the Trustee will be liable for a failure in any of the Securities. However, if a contract for the purchase of any of the Securities initially deposited in a Trust fails, unless we can purchase substitute Securities ("Replacement Securities") we will refund to you that portion of the purchase price and transactional sales charge resulting from the failed contract on the next Distribution Date. Any Replacement Security a Trust acquires will be identical to those from the failed contract.

                        Portfolios

Objective.

When you invest in a Trust you are purchasing a quality portfolio of attractive common stocks in one convenient purchase. Each Trust seeks above-average total return. To achieve this objective, each Trust will invest in the common stocks of companies which are selected by applying a unique specialized strategy. While the Trusts seek above-average total return, each follows a different investment strategy. We cannot guarantee that a Trust will achieve its objective or that a Trust will make money once expenses are deducted.

               The Dow(R) Target 5 Portfolio

The Dow(R) Target 5 Portfolio invests in stocks with high dividend yields. By selecting stocks with the highest dividend yields, The Dow(R) Target 5 Strategy seeks to uncover stocks that may be out of favor or undervalued. Investing in stocks with high dividend yields may be effective in achieving the investment objective of the Trust, because regular dividends are common for established companies, and dividends have historically accounted for a large portion of the total return on stocks. The Dow(R) Target 5 Strategy seeks to amplify this dividend yield strategy by selecting the five lowest priced stocks of the 10 highest dividend-yielding stocks in the Dow Jones Industrial Average(sm) ("DJIA(sm)").

The Dow(R) Target 5 Strategy stocks are determined as follows:

Step 1: We rank all 30 stocks contained in the DJIA(sm) by dividend yield as of the business day prior to the date of this prospectus.

Step 2: We then select the 10 highest dividend-yielding stocks from this group.

Step 3: From the 10 stocks selected in Step 2, we select an equally-weighted portfolio of the five stocks with the lowest per share stock price for The Dow (R) Target 5 Strategy.

Based on the composition of the portfolio on the Initial Date of Deposit, The Dow (R) Target 5 Portfolio is considered to be a Large-Cap Value Trust.

                Global Target 15 Portfolio

The Global Target 15 Portfolio invests in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the Global Target 15 Strategy seeks to uncover stocks that may be out of favor or undervalued. The Trust seeks to amplify this dividend yield strategy by selecting the five lowest priced stocks of the 10 highest dividend-yielding stocks in a particular index. The Global Target 15 Strategy stocks are determined as follows:

Step 1: We rank all stocks contained in the DJIA(sm), the Financial Times Industrial Ordinary Share Index ("FT Index") and the Hang Seng Index by dividend yield as of the business day prior to the date of this prospectus.

Step 2: We select the 10 highest dividend-yielding stocks in each respective index.

Step 3: We select an approximately equally-weighted portfolio of the five stocks with the lowest per share stock price of the 10 highest dividend-yielding stocks in each respective index as of their respective selection date for the Global Target 15 Strategy.

Based on the composition of the portfolio on the Initial Date of Deposit, the Global Target 15 Portfolio is considered to be a Large-Cap Value Trust.

               MSCI EAFE Target 20 Portfolio

The MSCI EAFE Target 20 Strategy selects 20 common stocks from the MSCI EAFE Index(R). The MSCI EAFE Target 20 Strategy stocks are determined as follows:

Step 1: We begin with the stocks that comprise the MSCI EAFE Index(R) as of two business days prior to the date of this prospectus.

Step 2: We then select the 200 largest by market capitalization that meet both of the following three-month average daily trading volume liquidity screens:
      o Minimum of $5 million traded.
      o Minimum of 100,000 shares traded.

Step 3: The remaining stocks are ranked on four factors:
      o Price to cash flow.
      o Price to book.
      o Return on assets.
      o Momentum.

Step 4: We purchase an approximately equally-weighted portfolio of the 20 stocks with the highest combined ranking on the four factors, subject to a maximum of four stocks from any one of the ten major market sectors and a maximum of four stocks from any single country.

Based on the composition of the portfolio on the Initial Date of Deposit, the MSCI EAFE Target 20 Portfolio is considered to be a Large-Cap Value Trust.

               Nasdaq(R) Target 15 Portfolio

The Nasdaq(R) Target 15 Strategy selects a portfolio of the 15 Nasdaq-100 Index(R) stocks with the best overall ranking on both 12- and 6-month price appreciation, return on assets and price to cash flow as a means to achieving its investment objective. The Nasdaq(R) Target 15 Strategy stocks are determined as follows:

Step 1: We select stocks which are components of the Nasdaq-100 Index(R) as of two business days prior to the date of this prospectus and numerically rank them by 12-month price appreciation (best [1] to worst [100]).

Step 2: We then numerically rank the stocks by six-month price appreciation.

Step 3: The stocks are then numerically ranked by return on assets ratio.

Step 4: We then numerically rank the stocks by the ratio of cash flow per share to stock price.

Step 5: We add up the numerical ranks achieved by each company in the above steps and select the 15 stocks with the lowest sums for the Nasdaq(R) Target 15 Strategy.

The Securities which comprise the Nasdaq(R) Target 15 Strategy are weighted by market capitalization subject to the restriction that only whole shares are purchased and that no stock will comprise less than approximately 1% or 25% or more of the Nasdaq(R) Target 15 Strategy portion of the portfolio on the date of this prospectus. The Securities will be adjusted on a proportionate basis to accommodate this constraint.

Based on the composition of the portfolio on the Initial Date of Deposit, the Nasdaq(R) Target 15 Portfolio is considered to be a Large-Cap Growth Trust.


        NYSE (R) International Target 25 Portfolio

Incorporating international investments into an overall portfolio can offer benefits such as diversification, reduced volatility and the potential for enhanced performance. The NYSE (R) International Target 25 Portfolio provides investors with a way to strategically invest in foreign companies. The NYSE (R) International Target 25 Strategy stocks are determined as follows:

Step 1: We begin with the stocks that comprise the NYSE International 100 Index(sm) as of two business days prior to the date of this prospectus. The index consists of the 100 largest non-U.S. stocks trading on the NYSE.

Step 2: We rank each stock on two factors:
      o Price to book; and
      o Price to cash flow.

      Lower, but positive, price to book and price to cash flow ratios are generally used as an indication of value.

Step 3: We screen for liquidity by eliminating companies with average daily trading volume below $300,000 for the prior three months.

Step 4: We purchase an approximately equally-weighted portfolio of the 25 stocks with the best overall ranking on the two factors.

Based on the composition of the portfolio on the Initial Date of Deposit, the NYSE (R) International Target 25 Portfolio is considered to be a Large-Cap Value Trust.

                  S&P Target 24 Portfolio

The S&P Target 24 Strategy selects 24 common stocks from the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") which are based on the following steps:

Step 1: All of the economic sectors in the S&P 500 Index are ranked by market capitalization as of two business days prior to the date of this prospectus and the eight largest sectors are selected.

Step 2: The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

      - Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

      - Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

      - Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months in which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

Step 3: The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for the S&P Target 24 Strategy. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

Based on the composition of the portfolio on the Initial Date of Deposit, the S&P Target 24 Portfolio is considered to be a Large-Cap Growth Trust.

               S&P Target SMid 60 Portfolio

This small and mid-capitalization strategy is designed to identify stocks with improving fundamental performance and sentiment. The S&P Target SMid 60 Strategy focuses on small and mid-size companies because we believe they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies. In addition, the ability to take advantage of share price discrepancies is likely to be greater with smaller stocks than with more widely followed large-cap stocks. The S&P Target SMid 60 Strategy stocks are determined as follows:

Step 1: We begin with the stocks that comprise the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600") as of two business days prior to the date of this prospectus.

Step 2: We rank the stocks in each index by price to book value and select the best quartile from each index-100 stocks from the S&P MidCap 400 and 150 stocks from the S&P SmallCap 600 with the lowest, but positive, price to book ratio.

Step 3: We rank each stock on three factors:

      - Price to cash flow;
      - 12-month change in return on assets; and
      - 3-month price appreciation.

Step 4: We eliminate any registered investment companies, limited partnerships, business development companies and any stock with a market capitalization of less than $250 million and with average daily trading volume of less than $250,000.

Step 5: The 30 stocks from each index with the highest combined ranking on the three factors set forth in Step 3 are selected for the S&P Target SMid 60 Strategy.

Step 6: The stocks selected from the S&P MidCap 400 are given approximately twice the weight of the stocks selected from the S&P SmallCap 600.

Based on the composition of the portfolio on the Initial Date of Deposit, the S&P Target SMid 60 Portfolio is considered to be a Small-Cap Value Trust.

                  Target 50/50 Portfolio

The composition of the Target 50/50 Portfolio on the Initial Date of Deposit is as follows:

Approximately 1/2 common stocks which comprise the Dow(R) Target
Dividend Strategy; and

Approximately 1/2 common stocks which comprise the Target VIP Strategy.

The Securities which comprise The Dow(R) Target Dividend Strategy and the Target VIP Strategy portion of the Trust were selected as follows:

The Dow(R) Target Dividend Strategy.

The Dow(R) Target Dividend Strategy selects a portfolio of the 20 stocks from the Dow Jones U.S. Select Dividend Index(sm) with the best overall ranking on both the change in return on assets over the last 12 months and price-to-book as a means to achieving its investment objective.

The Dow(R) Target Dividend Strategy stocks are determined as follows:

Step 1: We rank all 100 stocks contained in the Dow Jones U.S. Select Dividend Index(sm) as of two business days prior to the date of this prospectus (best [1] to worst [100]) by:

      - Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.

      - Price-to-book. A lower, but positive, price-to-book ratio is generally used as an indication of value.

Step 2: We then select an equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors for The Dow(R) Target Dividend Strategy.

Companies which, as of the selection date, Dow Jones has announced will be removed from the Dow Jones U.S. Select Dividend Index(sm), or that are likely to be removed, based on Dow Jones selection criteria, from the Dow Jones U.S. Select Dividend Index(sm) within thirty days from the selection date, have been removed from the universe of securities from which The Dow(R) Target Dividend Strategy stocks are selected.

Target VIP Strategy.

The Target VIP Strategy invests in the common stocks of companies which are selected by applying six separate uniquely specialized strategies. While each of the underlying strategies included in the Target VIP Strategy also seeks to provide an above-average total return, each follows a different investment strategy. The Target VIP Strategy seeks to outperform the S&P 500 Index. The Target VIP Strategy provides investors with exposure to both growth and value stocks, as well as several different sectors of the worldwide economy. We believe this approach offers investors a better opportunity for investment success regardless of which investment styles prevail in the market.

The composition of the Target VIP Strategy on the Initial Date of Deposit is as follows:

- Approximately 1/6 common stocks which comprise The Dow(R) DART 5
Strategy;

- Approximately 1/6 common stocks which comprise the European Target 20
Strategy;

- Approximately 1/6 common stocks which comprise the Nasdaq(R) Target 15
Strategy;

- Approximately 1/6 common stocks which comprise the S&P Target 24
Strategy;

- Approximately 1/6 common stocks which comprise the Target Small-Cap Strategy; and

- Approximately 1/6 common stocks which comprise the Value Line(R) Target 25 Strategy.

The Securities which comprise the Nasdaq(R) Target 15 Strategy and the S&P Target 24 Strategy portion of the Trust were chosen by applying the same selection criteria set forth above under the captions "Nasdaq(R) Target 15 Portfolio" and "S&P Target 24 Portfolio," respectively. The Securities which comprise The Dow(R) DART 5 Strategy, the European Target 20 Strategy, the Target Small-Cap Strategy and the Value Line(R) Target 25 Strategy portions of the Trust were selected as follows:

The Dow(R) Dividend and Repurchase Target ("DART") 5 Strategy.

The Dow(R) DART 5 Strategy selects a portfolio of DJIA(sm) stocks with high dividend yields and/or high buyback ratios and high return on assets, as a means to achieving the Dow(R) DART 5 Strategy's investment objective. By analyzing dividend yields, the Dow(R) DART 5 Strategy seeks to uncover stocks that may be out of favor or undervalued. Companies which have reduced their shares through a share buyback program may provide a strong cash flow position and, in turn, high quality earnings. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to the date of this prospectus divided by a company's shares outstanding as of the business day prior to the date of this prospectus, minus "1."

The Dow(R) DART 5 Strategy stocks are determined as follows:

Step 1: We rank all 30 stocks contained in the DJIA(sm) by the sum of their dividend yield and buyback ratio as of the business day prior to the date of this prospectus.

Step 2: We then select the 10 stocks with the highest combined dividend yields and buyback ratios.

Step 3: From the 10 stocks selected in Step 2, we select an approximately equally-weighted portfolio of the five stocks with the greatest change in return on assets in the most recent year as compared to the previous year for The Dow(R) DART 5 Strategy.

European Target 20 Strategy.

The European Target 20 Strategy invests in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the European Target 20 Strategy seeks to uncover stocks that may be out of favor or undervalued. The European Target 20 Strategy stocks are determined as follows:

Step 1: We rank the 120 largest companies based on market capitalization which are domiciled in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield as of two business days prior to the date of this prospectus.

Step 2: We select an approximately equally-weighted portfolio of the 20 highest dividend-yielding stocks for the European Target 20 Strategy.

During the initial offering period, no Trust will invest more than 5% of its portfolio in shares of any one securities-related issuer contained in the European Target 20 Strategy.

Target Small-Cap Strategy.

The Target Small-Cap Strategy invests in stocks with small market capitalizations which have recently exhibited certain positive financial attributes. The Target Small-Cap Strategy stocks are determined as follows:

Step 1: We select the stocks of all U.S. corporations which trade on the NYSE, the NYSE Alternext US or The NASDAQ Stock Market(R) ("Nasdaq") (excluding limited partnerships, ADRs and mineral and oil royalty trusts) as of two business days prior to the date of this prospectus.

Step 2: We then select companies which have a market capitalization of between $150 million and $1 billion and whose stock has an average daily dollar trading volume of at least $500,000.

Step 3: We next select stocks with positive three-year sales growth.

Step 4: From there we select those stocks whose most recent annual earnings are positive.

Step 5: We eliminate any stock whose price has appreciated by more than 75% in the last 12 months.

Step 6: We select the 40 stocks with the greatest price appreciation in the last 12 months on a relative market capitalization basis (highest to lowest) for the Target Small-Cap Strategy.

For purposes of applying the Target Small-Cap Strategy, market capitalization and average trading volume are based on 1996 dollars which are periodically adjusted for inflation. All steps apply monthly and rolling quarterly data instead of annual figures where possible.

The Securities which comprise the Target Small-Cap Strategy are weighted by market capitalization.

Value Line(R) Target 25 Strategy.

The Value Line(R) Target 25 Strategy invests in 25 of the 100 stocks that Value Line(R) gives a #1 ranking for Timeliness(TM) which have recently exhibited certain positive financial attributes. Value Line(R) ranks 1,700 stocks which represent approximately 95% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for Timeliness(TM), which measures Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line(R) bases their rankings on various factors, including long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The Value Line(R) Target 25 Strategy stocks are determined as follows:

Step 1: We start with the 100 stocks which Value Line(R), as of two business days prior to the date of this prospectus, gives their #1 ranking for Timeliness(TM) and apply the following rankings as of two business days prior to the date of this prospectus.

Step 2: We rank these stocks for consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]).

Step 3: We then rank the stocks for profitability by their return on assets.

Step 4: Finally, we rank the stocks for value based on their price to cash flow.

Step 5: We add up the numerical ranks achieved by each company in the above steps and select the 25 eligible stocks with the lowest sums for the Value Line Target 25 Strategy. Stocks of financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange are not eligible for inclusion in the Value Line(R) Target 25 Strategy stocks.

The Securities which comprise the Value Line(R) Target 25 Strategy are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or 25% or more of the Value Line(R) Target 25 Strategy portion of the portfolio on the date of this prospectus. The Securities will be adjusted on a proportionate basis to accommodate this constraint.

           Target Diversified Dividend Portfolio

The Target Diversified Dividend Portfolio seeks to provide the potential for above-average total return through a combination of capital appreciation and dividend income by adhering to a simple investment strategy; however, there is no assurance the objective will be met. The Target Diversified Dividend Strategy stocks are determined as follows:

Step 1: We begin with all stocks traded on a U.S. exchange as of two business days prior to the date of this prospectus and screen for the following:

      - Minimum market capitalization of $250 million;
      - Minimum three-month average daily trading volume of $1.5 million; and
      - Minimum stock price of $5.

Step 2: We eliminate REITs, ADRs, registered investment companies and limited partnerships.

Step 3: We select only those stocks with positive three-year dividend growth.

Step 4: We rank each remaining stock on three factors:

      - Indicated dividend yield - 50%;
      - Price to book - 25%; and
      - Payout ratio - 25%.

Step 5: We purchase an approximately equally-weighted portfolio consisting of four stocks from each of the ten major market sectors with the highest combined ranking on the three factors.

         Target Dividend Multi-Strategy Portfolio

The composition of the Target Dividend Multi-Strategy Portfolio on the Initial Date of Deposit is as follows:

- Approximately 25% common stocks which comprise The Dow (R) Target Dividend Strategy;

- Approximately 25% common stocks which comprise the European Target 20
Strategy;

- Approximately 25% common stocks which comprise the Global Target 15 Strategy; and

- Approximately 25% common stocks which comprise the Target Diversified Dividend Strategy.

The Securities which comprise The Dow(R) Target Dividend Strategy, the European Target 20 Strategy, the Global Target 15 Strategy and the Target Diversified Dividend Strategy portions of the Trust were chosen by applying the same selection criteria set forth above under the captions "Target 50/50 Portfolio," "Global Target 15 Portfolio" and "Target Diversified Dividend Portfolio," respectively.

Based on the composition of the portfolio on the Initial Date of Deposit, the Target Dividend Multi-Strategy Portfolio is considered to be a Large-Cap Value Trust.

               Target Double Play Portfolio

The Target Double Play Portfolio invests in the common stocks of companies which are selected by applying two separate uniquely specialized strategies. While each of the strategies included in the Target Double Play Portfolio also seeks to provide an above-average total return, each follows a different investment strategy. The Target Double Play Portfolio seeks to outperform the S&P 500 Index. Finding the right mix of investments is a key factor to successful investing. Because different investments often react differently to economic and market changes, diversifying among low-correlated investments has the potential to enhance your returns and help reduce your overall investment risk. The Target Double Play Portfolio has been developed to address this purpose.

The composition of the Target Double Play Portfolio on the Initial Date of Deposit is as follows:

- Approximately 1/2 common stocks which comprise The Dow(R) Target Dividend Strategy; and

- Approximately 1/2 common stocks which comprise the Value Line(R) Target 25 Strategy.

The Securities which comprise The Dow(R) Target Dividend Strategy and the Value Line(R) Target 25 Strategy portions of the Target Double Play Portfolio were chosen by applying the same selection criteria set forth above under the caption "Target 50/50 Portfolio."

                Target Focus Five Portfolio

The composition of the Target Focus Five Portfolio on the Initial Date of Deposit is as follows:

- Approximately 24% common stocks which comprise The Dow(sm) Target Dividend Strategy;

- Approximately 24% common stocks which comprise the S&P Target SMid 60
Strategy;

- Approximately 24% common stocks which comprise the Value Line(R) Target 25 Strategy;

- Approximately 20% common stocks which comprise the MSCI EAFE Target 20 Strategy; and

- Approximately 8% common stocks which comprise the NYSE (R)
International Target 25 Strategy.

The Securities which comprise The Dow(R) Target Dividend Strategy and the Value Line(R) Target 25 Strategy portions of the Target Focus Five Portfolio were chosen by applying the same selection criteria set forth above under the caption "Target 50/50 Portfolio." The Securities which comprise the S&P Target SMid 60 Strategy portion of the Target Focus Five Portfolio were chosen by applying the same selection criteria set forth above under the caption "S&P Target SMid 60 Portfolio." The Securities which comprise the MSCI EAFE Target 20 Strategy portion of the Target Focus Five Portfolio were chosen by applying the same selection criteria set forth above under the caption "MSCI EAFE Target 20 Portfolio." The Securities which comprise the NYSE (R) International Target 25 Strategy portion of the Target Focus Five Portfolio were chosen by applying the same selection criteria set forth above under the caption "NYSE (R) International Target 25 Portfolio."

         Target Global Dividend Leaders Portfolio

The Target Global Dividend Leaders Strategy is based on these steps:

Step 1: We establish three distinct universes as of two business days prior to the Initial Date of Deposit which consist of the following:

      o Domestic equity - all U.S. stocks.
      o International equity - all foreign stocks that are listed on a U.S. securities exchange either directly or are in the form of ADRs.
      o REITs - all U.S. REITs.

Step 2: Registered investment companies and limited partnerships are excluded from all universes. REITs are also excluded from the domestic and international equity universes.

Step 3: We select the stocks in each universe that meet the following criteria:

      o Market capitalization greater than $1 billion.
      o Three-month average daily trading volume greater than $1 million.
      o Dividend yield greater than twice that of the S&P 500 Index at the time of selection.

Step 4: We rank the selected stocks within each universe on three factors: price to cash flow, return on assets and price appreciation.

Step 5: We select the 20 stocks within each universe with the best overall rankings, subject to a maximum of four stocks from any one of the ten major market sectors for both the domestic and international equity universes. If a universe has less than 20 eligible securities, all eligible securities are selected.

Step 6: The universes are approximately weighted as shown below. Stocks are approximately equally-weighted within their universe.

      o 40% domestic equity.
      o 40% international equity.
      o 20% REITs.

                  Target Growth Portfolio

The Target Growth Portfolio invests in stocks with large market capitalizations which have recently exhibited certain positive financial attributes. The Target Growth Strategy stocks are determined as follows:

Step 1: We begin with all stocks traded on a U.S. exchange as of two business days prior to the date of this prospectus and screen for the following:

      - Minimum market capitalization of $6 billion;
      - Minimum three month average daily trading volume of $5 million; and
      - Minimum stock price of $5.

Step 2: We eliminate REITs, ADRs, registered investment companies and limited partnerships.

Step 3: We select only those stocks with positive one year sales growth.

Step 4: We rank the remaining stocks on three factors:

      - Sustainable growth rate;
      - Change in return on assets; and
      - Recent price appreciation.

Step 5: We purchase an approximately equally-weighted portfolio of the 30 stocks with the highest combined ranking on the three factors, subject to a maximum of six stocks from any one of the ten major market sectors.

Based on the composition of the portfolio on the Initial Date of Deposit, the Target Growth Portfolio is considered to be a Large-Cap Growth Trust.

                Target Small-Cap Portfolio

The Securities which comprise the Target Small-Cap Strategy were chosen by applying the same selection criteria set forth above under the caption "Target 50/50 Portfolio."

Based on the composition of the portfolio on the Initial Date of Deposit, the Target Small-Cap Portfolio is considered to be a Small-Cap Growth Trust.

         Target VIP Conservative Equity Portfolio

The Target VIP Conservative Equity Portfolio invests in the common stocks of companies which are selected by applying four separate uniquely specialized strategies. The Target VIP Conservative Equity Strategy seeks to outperform the S&P 500 Index. The Target VIP Conservative Equity Portfolio provides investors with exposure to both growth and value stocks, as well as several different sectors of the worldwide economy. We believe this approach offers investors a better opportunity for investment success regardless of which investment styles prevail in the market. The composition of the Target VIP Conservative Equity Portfolio on the Initial Date of Deposit is as follows:

- Approximately 30% common stocks which comprise The Dow(R) DART 10
Strategy;

- Approximately 10% common stocks which comprise the Global Target 15
Strategy;

- Approximately 50% common stocks which comprise the S&P Target 24
Strategy; and

- Approximately 10% common stocks which comprise the Value Line(R) Target 25 Strategy.

The Securities which comprise the Global Target 15 Strategy, the S&P Target 24 Strategy and the Value Line(R) Target 25 Strategy portions of the Trust were chosen by applying the same selection criteria set forth above under the captions "Global Target 15 Portfolio," "S&P Target 24 Portfolio" and "Target 50/50 Portfolio," respectively. The Securities which comprise The Dow (R) DART 10 Strategy portion of the Trust were selected as follows:

The Dow(R) DART 10 Strategy.

The Dow(R) DART 10 Strategy selects a portfolio of DJIA(sm) stocks with high dividend yields and/or high buyback ratios as a means to achieving the Strategy's investment objective. By analyzing dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. More recently, many companies have turned to stock reduction programs as a tax efficient way to bolster their stock prices and reward shareholders. Companies which have reduced their shares through a share buyback program may provide a strong cash flow position and, in turn, high quality earnings. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to the date of this prospectus divided by a company's shares outstanding as of the business day prior to the date of this prospectus, minus "1."

The Dow(R) DART 10 Strategy stocks are determined as follows:

Step 1: We rank all 30 stocks contained in the DJIA(sm) by the sum of their dividend yield and buyback ratio as of the business day prior to the date of this prospectus.

Step 2: We then select an approximately equally-weighted portfolio of the 10 stocks with the highest combined dividend yields and buyback ratios for The Dow (R) DART 10 Strategy.

Based on the composition of the portfolio on the Initial Date of Deposit, the Target VIP Conservative Equity Portfolio is considered to be a Large-Cap Blend Trust.

       Value Line(R) Diversified Target 40 Portfolio

The Value Line(R) Diversified Target 40 Strategy invests in 40 of the 400 stocks that Value Line(R) gives a #1 or #2 ranking for Timeliness(TM) which have recently exhibited certain positive financial attributes. Value Line(R) ranks 1,700 stocks, 400 of which are given their #1 or #2 ranking for Timeliness(TM). Value Line(R) bases their rankings on various factors, including long-term trend of earnings, prices, recent earnings, price momentum and earnings surprises. The Value Line(R) Diversified Target 40 Strategy stocks are determined as follows:

Step 1: We start with the 400 stocks which Value Line(R) as of two business days prior to the date of this prospectus gives their #1 or #2 ranking for Timeliness(TM), remove the stocks of foreign companies, the stocks of companies with market capitalizations of less than $2 billion, registered investment companies and limited partnerships, and apply the following rankings as of two business days prior to the date of this prospectus.

Step 2: We rank these remaining stocks for sustainable growth rate.

Step 3: We then rank the stocks for their price to sales ratios.

Step 4: Finally, we rank the stocks for value based on their price to cash flow.

Step 5: We add up the numerical ranks achieved by each company in the above steps and select an approximately equally weighted portfolio of the 40 stocks with the highest combined ranking on the three factors, subject to a maximum of eight stocks from any one of the ten major market sectors. For purposes of selecting stocks and weighting the market sectors, consumer discretionary and consumer staples are considered separate sectors.

             Value Line(R) Target 25 Portfolio

The Securities which comprise the Value Line(R) Target 25 Strategy were chosen by applying the same selection criteria set forth above under the caption "Target 50/50 Portfolio."

Other Considerations.

Please note that we applied the strategy or strategies which make up the portfolio for each Trust at a particular time. If we create additional Units of a Trust after the Initial Date of Deposit we will deposit the Securities originally selected by applying the strategy at such time. This is true even if a later application of a strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of the date the Securities were selected, are the subject of an announced business combination which we expect will happen within six months of the date of this prospectus have been excluded from the universe of securities from which each Trust's Securities are selected.

The Securities for each of the strategies were selected as of a strategy's selection date using closing market prices on such date or, if a particular market was not open for trading on such date, closing market prices on the day immediately prior to the strategy's selection date in which such market was open. In addition, companies which, based on publicly available information on or before their respective selection date, are subject to any of the limited circumstances which warrant removal of a Security from a Trust as described under "Removing Securities from a Trust" have been excluded from the universe of securities from which each Trust's Securities are selected.

From time to time in the prospectus or in marketing materials we may identify a portfolio's style and capitalization characteristics to describe a trust. These characteristics are designed to help you better understand how the Trust fits into your overall investment plan. These characteristics are determined by the Sponsor as of the Initial Date of Deposit and, due to changes in the value of the Securities, may vary thereafter. In addition, from time to time, analysts and research professionals may apply different criteria to determine a Security's style and capitalization characteristics, which may result in designations which differ from those arrived at by the Sponsor. In general, growth stocks are those with high relative price-to-book ratios while value stocks are those with low relative price-to-book ratios. At least 65% of the stocks in a trust on the trust's initial date of deposit must fall into either the growth or value category for a trust itself to receive the designation. Trusts that do not meet this criteria are designated as blend trusts. In determining market capitalization characteristics, we analyze the market capitalizations of the 3,000 largest stocks in the United States (excluding foreign securities, ADRs, limited partnerships and regulated investment companies) on a monthly basis. Companies with market capitalization among the largest 10% are considered Large-Cap securities, the next 20% are considered Mid-Cap securities and the remaining securities are considered Small-Cap securities. Both the weighted average market capitalization of a trust and at least half of the Securities in a trust must be classified as either Large-Cap, Mid-Cap or Small-Cap in order for a trust to be designated as such. Trusts, however, may contain individual stocks that do not fall into their stated style or market capitalization designation.

Of course, as with any similar investments, there can be no assurance that the objective of a Trust will be achieved. See "Risk Factors" for a discussion of the risks of investing in a Trust.

"Dow Jones Industrial Average(sm)," "Dow(R)," "DJIA(sm)" and "Dow
Jones U.S. Select Dividend Index(sm)" are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"), and have been licensed for use. "Dow Jones Industrial Average(sm)," "Dow(R)," "DJIA(sm)" and "Dow Jones U.S. Select Dividend Index(sm)" are trademarks or service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P., an affiliate of ours. Dow Jones, CME or their respective affiliates do not endorse, sell or promote any of the Trusts, in particular The Dow(R) Target 5 Portfolio, Global Target 15 Portfolio, Target 50/50 Portfolio, Target Dividend Multi-Strategy Portfolio, Target Double Play Portfolio, Target Focus Five Portfolio and the Target VIP Conservative Equity Portfolio. Dow Jones, CME or their respective affiliates make no representation regarding the advisability of investing in such products. Except as noted herein, Dow Jones, CME or their respective affiliates have not given us a license to use its indexes.

The MSCI EAFE Target 20 Portfolio and Target Focus Five Portfolio are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to the Trusts, the Securities or the index on which such Trusts or Securities are based. Except as noted herein, the publisher has not approved of any of the information in this prospectus.

"S&P(R)," "S&P 500(R)," "S&P MidCap 400(R)," "S&P SmallCap 600(R)," and
"Standard & Poor's(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The S&P Target 24 Portfolio, S&P Target SMid 60 Portfolio, Target 50/50 Portfolio, Target Focus Five Portfolio and Target VIP Conservative Equity Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in such Portfolios. Please see the Information Supplement which sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's.

"Value Line(R)," "The Value Line Investment Survey" and "Value Line Timeliness(TM) Ranking System" are registered trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Portfolios L.P. and/or First Trust Advisors L.P. The Target 50/50 Portfolio, Target Double Play Portfolio, Target Focus Five Portfolio, Target VIP Conservative Equity Portfolio, Value Line(R) Diversified Target 40 Portfolio and Value Line(R) Target 25 Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in a Trust.

"NYSE" is a registered trademark of, and "NYSE International 100 Index(sm)" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by First Trust Portfolios L.P. The NYSE International Target 25 Portfolio and Target Focus Five Portfolio, which are based on the NYSE International 100 Index(sm), are not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in such products.

The publishers of the DJIA(sm), FT Index, Hang Seng Index, The Nasdaq-100 Index(R), the Russell 2000(R) Index, the Russell 3000(R) Index, S&P 500 Index, S&P 1000 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, MSCI EAFE Index(R), and the NYSE International 100 Index(sm) are not affiliated with us and have not participated in creating the Trusts or selecting the Securities for the Trusts. Except as noted herein, none of the index publishers have approved of any of the information in this prospectus.

                       Risk Factors

Price Volatility. The Trusts invest in common stocks. The value of a Trust's Units will fluctuate with changes in the value of these common stocks. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Because the Trusts are not managed, the Trustee will not sell stocks in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, especially the relatively short 15-month life of the Trusts, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Two of the Securities in the Nasdaq (R) Target 15 Portfolio and three of the Securities in the Value Line(R) Target 25 Portfolio represent approximately 37.22% and 45.15%, respectively, of the value of such Trust. If these stocks decline in value you may lose a substantial portion of your investment.

Current Economic Conditions. The National Bureau of Economic Research announced that the U.S. economy's recession which began in December 2007 technically ended in June 2009. Despite this announcement, economic activity remains below average levels, the United States continues to experience increased unemployment and stock markets remain below pre-recession levels. The recession began with problems in the housing and credit markets, many of which were caused by defaults on "subprime" mortgages and mortgage-backed securities, eventually leading to the failures of some large financial institutions and has negatively impacted all sectors of the economy. The current economic crisis has also affected the global economy with European and Asian markets suffering historic losses. Due to the current state of uncertainty in the economy, the value of the Securities held by a Trust may be subject to steep declines or increased volatility due to changes in performance or perception of the issuers. Extraordinary steps have been taken by the governments of several leading economic countries to combat the economic crisis; however, the impact of these measures is not yet known and cannot be predicted.

Dividends. There is no guarantee that the issuers of the Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time.

Trusts which use dividend yield as a selection criterion employ a contrarian strategy in which the Securities selected share qualities that have caused them to have lower share prices or higher dividend yields than other common stocks in their peer group. There is no assurance that negative factors affecting the share price or dividend yield of these Securities will be overcome over the life of such Trusts or that these Securities will increase in value.

Concentration Risk. When at least 25% of a Trust's portfolio is invested in securities issued by companies within a single sector, the Trust is considered to be concentrated in that particular sector. A portfolio concentrated in a single sector may present more risks than a portfolio broadly diversified over several sectors.

The Dow(R) Target 5 Portfolio is concentrated in stocks of health care companies. The Global Target 15 Portfolio and the NYSE(R) International Target 25 Portfolio are concentrated in stocks of financial companies.
The Nasdaq(R) Target 15 Portfolio, the Target Small-Cap Portfolio and the Value Line(R) Target 25 Portfolio are concentrated in stocks of information technology companies. The S&P Target SMid 60 Portfolio, the Target VIP Conservative Equity Portfolio and the Value Line(R) Diversified Target 40 Portfolio are concentrated in stocks of consumer product companies. The Target 50/50 Portfolio is concentrated in stocks of utility companies.

Consumer Products. Collectively, consumer discretionary companies and consumer staples companies are categorized as consumer products companies. General risks of these companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer products is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer products companies.

Financials. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Although legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

Recent negative developments initially relating to the subprime mortgage market and subsequently spreading to other parts of the economy, have adversely affected credit and capital markets worldwide and reduced the willingness of lenders to extend credit, thus making borrowing more difficult. In addition, the liquidity of certain debt instruments has been reduced or eliminated due to the lack of available market makers.

Negative economic events in the credit markets have also led some firms to declare bankruptcy, forced short-notice sales to competing firms, or required government intervention by the Federal Deposit Insurance Corporation ("FDIC") or through an infusion of Troubled Asset Relief Program funds. Furthermore, accounting rule changes, including the standards regarding the valuation of assets, consolidation in the banking industry and additional volatility in the stock market have the potential to significantly impact financial services companies as well.

In response to recent market and economic conditions, the U.S. Government has taken a variety of extraordinary measures designed to stimulate the economy and financial markets including capital injections and the acquisition of illiquid assets. Recent laws and regulations contain provisions limiting the way banks and their holding companies are able to pay dividends, purchase their own common stock and compensate officers. On July 21, 2010 the President signed into law the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Reform Act"). The Reform Act establishes a Financial Services Oversight Council to facilitate information sharing and identify systemic risks. Additionally, the Reform Act would allow the FDIC to "take over" a failing bank in situations when the overall stability of the financial system could be at risk. These regulatory changes could cause business disruptions or result in significant loss of revenue, and there can be no assurance as to the actual impact that these laws and their regulations will have on the financial markets.

Banks and thrifts face increased competition from nontraditional lending sources and financial services providers including brokerage firms, broker/dealers, investment banks, mutual fund companies and other companies that offer various financial products in addition to their brokerage and investment advice. However, proposed legislation would subject such non-bank financial firms to the requirements of the Bank Holding Company Act of 1956 which generally restricts bank holding companies from engaging in business activities other than the business of banking and certain closely related activities. Under the proposed legislation, these companies would be required to register as bank holding companies with the Federal Reserve Board and would be subject to capital and other regulatory requirements of traditional banks. This may result in a decrease in profits, missed business opportunities and cessation of financing activities for companies unable to meet the newly imposed regulatory requirements which could further reduce available credit for consumers.

Companies involved in the insurance industry are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes, acts of terrorism and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes. Proposed legislation may establish the Office of National Insurance within the U.S. Department of the Treasury. This proposed federal agency would gather information, develop expertise, negotiate international agreements, and coordinate policy in the insurance sector. This enhanced oversight into the insurance industry may pose unknown risks to the sector as a whole.

Health Care. General risks of health care companies involve extensive competition, generic drug sales, the loss of patent protection, product liability litigation and evolving government regulation on product development and pricing. For example, drug safety concerns prompted the Food and Drug Administration Amendments Act of 2007 which gives the FDA more resources to perform more comprehensive reviews of new drugs and medical devices and to enhance the ongoing oversight authority of the FDA. President Obama recently signed the Health Care and Education Affordability Reconciliation Act of 2010, which is expected to have significant implications on the health care sector. The goal of the legislation is to provide health insurance coverage for those who do not have it. The measure will require most Americans to purchase health insurance coverage; will add approximately 16 million people to the Medicaid rolls; and will subsidize private coverage for low- and middle-income people. It will also regulate private insurers more closely, banning practices such as denial of care for pre-existing conditions. The implementation of the Act's provisions will take place over the next several years and could cause a decrease in the profitability of companies in the health care sector through increased costs and possible downward pressure on prices charged. The long-term effects of the Act on the health care sector remain uncertain and cannot be predicted. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that a product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

Information Technology. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing; frequent introduction of new or enhanced products; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources. Technology company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

Utilities. General problems of utility companies include risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental, nuclear safety and other regulations; regulatory restrictions on the ability to pass increasing wholesale costs along to the retail and business customer; energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the effects of local weather, maturing markets and difficulty in expanding to new markets due to regulatory and other factors; natural or man-made disasters; difficulty obtaining adequate returns on invested capital; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. In addition, taxes, government regulation, international politics, price and supply fluctuations, and volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

Utility companies are subject to extensive regulation at the federal and state levels in the United States. The value of utility company securities may decline as a result of changes to governmental regulation controlling the utilities sector. For example, the Energy Policy Act of 2005 was enacted on August 8, 2005. One of the effects of this Act is to give federal regulatory jurisdiction to the U.S. Federal Energy Regulatory Commission, rather than the Securities and Exchange Commission, and give states more regulatory control. The effects of these changes have not yet been fully realized. However, adverse regulatory changes could prevent or delay utilities from passing along cost increases to customers, which could hinder a utility's ability to meet its obligations to its suppliers.

Furthermore, regulatory authorities, which may be subject to political and other pressures, may not grant future rate increases, or may impose accounting or operational policies, any of which could affect a company's profitability and the value of its securities. In addition, federal, state and municipal governmental authorities may review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants.

REITs. Certain of the Securities in the S&P Target 24 Portfolio, the
Target 50/50 Portfolio, the Target Global Dividend Leaders Portfolio and the Target VIP Conservative Equity Portfolio are issued by REITs that are headquartered or incorporated in the United States. REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.


Strategy. Please note that we applied the strategy or strategies which make up the portfolio for each Trust at a particular time. If we create additional Units of a Trust after the Initial Date of Deposit we will deposit the Securities originally selected by applying the strategy at such time. This is true even if a later application of a strategy would have resulted in the selection of different securities. There is no guarantee the investment objective of a Trust will be achieved. The actual performance of the Trusts will be different than the hypothetical returns of each Trust's strategy. Because the Trusts are unmanaged and follow a strategy, the Trustee will not buy or sell Securities in the event a strategy is not achieving the desired results.

Hong Kong and China. Approximately 33.34% of the Global Target 15 Portfolio consists of common stocks issued by companies headquartered or incorporated in Hong Kong Special Administrative Region ("Hong Kong") and/or China. Certain of the Securities in certain other Trusts are also issued by companies headquartered or incorporated in Hong Kong and/or China. Hong Kong issuers are subject to risks related to Hong Kong's political and economic environment, the volatility of the Hong Kong stock market, and the concentration of real estate companies in the Hang Seng Index. Hong Kong reverted to Chinese control on July 1, 1997 and any increase in uncertainty as to the future economic and political status of Hong Kong, or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong stock market.

China is underdeveloped when compared to other countries. China is essentially an export-driven economy and is affected by developments in the economies of its principal trading partners. Certain provinces have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply. The emerging market economy of China may also be subject to over-extension of credit, currency devaluations and restrictions, decreased exports, and economic recession. China has yet to develop comprehensive securities, corporate, or commercial laws, and its market is relatively new and undeveloped. Changes in government policy could significantly affect the markets in China. Given the still-developing nature of laws impacting China region securities markets and corporate entities, changes in regulatory policy could have a material adverse affect on the Securities. Securities prices on the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

Japan. Approximately 44.00% of the NYSE(R) International Target 25 Portfolio consists of common stocks issued by companies headquartered or incorporated in Japan. Certain of the Securities in certain other Trusts are issued by companies headquartered or incorporated in Japan. The growth of Japan's economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries' political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. In addition, structural problems related to historical patterns of over-regulation, excessive government intervention and weak consumer demand continue in certain sectors and, if coupled with a lack of strong fiscal direction and ineffectual government response, may undercut the Japanese economy. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

On March 11, 2011, a massive earthquake and resulting tsunami struck the northeast coast of Japan destroying homes and infrastructure and severely damaging a nuclear power plant. This has resulted in a nuclear crisis that has prompted evacuations and uncertainty as to possible long-term contamination in the area. Japanese securities markets have reacted with volatility and there has been a slow down of the pace of business as a result of widespread power shortages and extensive destruction of infrastructure. The extent to which these and other factors will delay reconstruction efforts in Japan and negatively impact the business environment in the country is unknown, but may be significant.

United Kingdom. Approximately 33.33% of the Global Target 15 Portfolio consists of common stocks issued by companies headquartered or incorporated in the United Kingdom. Certain of the Securities in certain other Trusts are also issued by companies headquartered or incorporated in the United Kingdom. The United Kingdom is one of 25 members of the European Union ("EU") which was formed by the Maastricht Treaty on European Union. The Treaty has had the effect of eliminating most of the remaining trade barriers between the member nations and has made Europe one of the largest common markets in the world. However, the continued implementation of the Treaty provisions and recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and Europe and their effect on Securities issued by U.K. issuers impossible to predict.

Unlike a majority of EU members, the United Kingdom did not convert its currency to the common European currency, the euro, on January 1, 1999. All companies with significant markets or operations in Europe face strategic challenges as these entities continue to adapt to a single currency. The ongoing euro conversion process, with or without the inclusion of the United Kingdom, may materially impact revenues, expenses or income; increase competition; affect issuers' currency exchange rate risk and derivatives exposure; cause issuers to increase spending on information technology updates; and result in potentially adverse tax consequences. We cannot predict when or if the United Kingdom will convert to the euro or what impact, if any, the adoption of the euro by the United Kingdom will have on any of the Securities issued by United Kingdom companies in the Trusts.

Foreign Securities. All of the Securities in the MSCI EAFE Target 20 Portfolio and the NYSE(R) International Target 25 Portfolio and certain of the Securities in certain other Trusts are issued by foreign companies, which makes these Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or a foreign securities exchange or are in the form of ADRs which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; lack of liquidity of certain foreign markets; and less government supervision and regulation of exchanges, brokers, and issuers in foreign countries. Recent turmoil in the Middle East and natural disasters in Japan have increased the volatility of certain foreign markets.

The purchase and sale of the foreign Securities, other than foreign Securities listed on a U.S. securities exchange, will generally occur only in foreign securities markets. Because foreign securities exchanges may be open on different days than the days during which investors may purchase or redeem Units, the value of a Trust's Securities may change on days when investors are not able to purchase or redeem Units. Although we do not believe that the Trusts will have problems buying and selling these Securities, certain of the factors stated above may make it impossible to buy or sell them in a timely manner. Custody of certain of the Securities in the Global Target 15 Portfolio, MSCI EAFE Target 20 Portfolio, Target 50/50 Portfolio, Target Dividend Multi-Strategy Portfolio, Target Focus Five Portfolio and Target VIP Conservative Equity Portfolio is maintained by: Hongkong and Shanghai Banking Corporation, Hong Kong for Hong Kong Securities; The Bank of Tokyo-Mitsubishi UFJ Ltd., Tokyo, Japan for Japanese Securities; Crest Co. Ltd. for United Kingdom Securities; and Euroclear Bank, a global custody and clearing institution for all other foreign Securities; each of which have entered into a sub-custodian relationship with the Trustee. In the event the Trustee informs the Sponsor of any material change in the custody risks associated with maintaining assets with any of the entities listed above, the Sponsor will instruct the Trustee to take such action as the Sponsor deems appropriate to minimize such risk.

Emerging Markets. Certain of the Securities in certain of the Trusts are issued by companies headquartered or incorporated in countries considered to be emerging markets. Risks of investing in developing or emerging countries are even greater than the risks associated with foreign investments in general. These increased risks include, among other risks, the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures, obsolete financial systems and environmental problems. For these reasons, investments in emerging markets are often considered speculative.

Exchange Rates. Because securities of foreign issuers not listed on a U.S. securities exchange generally pay dividends and trade in foreign currencies, the U.S. dollar value of these Securities (and therefore Units of the Trusts containing securities of foreign issuers) will vary with fluctuations in foreign exchange rates. Most foreign currencies have fluctuated widely in value against the U.S. dollar for various economic and political reasons.

To determine the value of foreign Securities not listed on a U.S. securities exchange or their dividends, the Evaluator will estimate current exchange rates for the relevant currencies based on activity in the various currency exchange markets. However, these markets can be quite volatile, depending on the activity of the large international commercial banks, various central banks, large multi-national corporations, speculators, hedge funds and other buyers and sellers of foreign currencies. Since actual foreign currency transactions may not be instantly reported, the exchange rates estimated by the Evaluator may not reflect the amount the Trusts would receive, in U.S. dollars, had the Trustee sold any particular currency in the market. The value of the Securities in terms of U.S. dollars, and therefore the value of your Units, will decline if the U.S. dollar decreases in value relative to the value of the currencies in which the Securities trade.

Small Cap Companies. All of the Securities in the Target Small-Cap Portfolio and certain of the Securities in certain other Trusts are issued by companies which have been designated by the Sponsor as small-cap. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, such as that concerning Lorillard, Inc., Microsoft Corporation or Reynolds American Inc., or any of the industries represented by these issuers, may negatively impact the value of these Securities. We cannot predict what impact any pending or threatened litigation will have on the value of the Securities.

           Hypothetical Performance Information

The following tables compare the hypothetical performance information for the strategies employed by each Trust and the actual performances of the DJIA(sm), Nasdaq-100 Index(R), NYSE International 100 Index(sm), Russell 2000(R) Index, Russell 3000(R) Index, S&P 500 Index, S&P 1000 Index, FT Index, Hang Seng Index, MSCI EAFE Index(R), MSCI All Country World Index and a combination of the DJIA(sm), FT Index and Hang Seng Index (the "Cumulative International Index Returns") in each of the full years listed below (and as of the most recent month).

These hypothetical returns should not be used to predict future performance of the Trusts. Returns from a Trust will differ from its strategy for several reasons, including the following:

- Total Return figures shown do not reflect commissions paid by a Trust on the purchase of Securities or taxes incurred by you.

- Strategy returns are for calendar years (and through the most recent month), while the Trusts begin and end on various dates.

- Trusts have a maturity longer than one year.

- Trusts may not be fully invested at all times or equally weighted in each of the strategies or the stocks comprising their respective strategy or strategies.

- Securities are often purchased or sold at prices different from the closing prices used in buying and selling Units.

- For Trusts investing in foreign Securities, currency exchange rates may differ.

You should note that the Trusts are not designed to parallel movements in any index and it is not expected that they will do so. In fact, each Trust's strategy underperformed its comparative index, or combination thereof, in certain years and we cannot guarantee that a Trust will outperform its respective index over the life of a Trust or over consecutive rollover periods, if available. Each index differs widely in size and focus, as described below.

DJIA(sm). The DJIA(sm) consists of 30 U.S. stocks chosen by the editors of The Wall Street Journal as being representative of the broad market and of American industry. Changes in the component stocks of the DJIA(sm) are made entirely by the editors of The Wall Street Journal without consulting the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely.

Nasdaq-100 Index(R). The Nasdaq-100 Index(R) consists of the 100 largest and most active non-financial domestic and international companies listed on the Nasdaq National Market System.

NYSE International 100 Index(sm). The NYSE International 100 Index(sm) is an unmanaged index of the 100 largest non-U.S. stocks trading on the New York Stock Exchange. The NYSE International 100 Index(sm) assumes that all dividends received during a year are reinvested on a daily basis.

Russell 2000(R) Index. The Russell 2000(R) Index offers investors access to the small-cap segment of the U.S. equity universe. The Russell 2000(R) Index is constructed to provide a comprehensive, unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 2000(R) Index includes the smallest 2,000 securities in the Russell 3000(R) Index.

Russell 3000(R) Index. The Russell 3000(R) Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000(R) Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

S&P 500 Index. The S&P 500 Index consists of 500 stocks chosen by
Standard and Poor's to be representative of the leaders of various industries.

S&P 1000 Index. The S&P 1000 is a combination of the S&P MidCap 400 (the most widely used index for mid-size companies) and the S&P SmallCap 600 (an index of 600 U.S. small-cap companies), where the S&P MidCap 400 represents approximately 70% of the index and S&P SmallCap 600 represents approximately 30% of the index).

Financial Times Industrial Ordinary Share Index. The FT Index consists of 30 common stocks chosen by the editors of The Financial Times as being representative of British industry and commerce.

Hang Seng Index. The Hang Seng Index consists of a cross section of stocks currently listed on the Stock Exchange of Hong Kong Ltd. and is intended to represent four major market sectors: commerce and industry, finance, property and utilities.

MSCI EAFE Index(R). The MSCI EAFE Index(R) (Europe, Australasia, Far
East) is an unmanaged float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

MSCI All Country World Index. The MSCI All Country World Index is an unmanaged free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The index cannot be purchased directly by investors.

                                              COMPARISON OF TOTAL RETURN(2)
(Strategy figures reflect the deduction of sales charges and expenses but not brokerage commissions or taxes.)
                                          Hypothetical Strategy Total Returns(1)
                                                               NYSE(R)                                          Target
          The Dow(R)   Global       MSCI EAFE    The Nasdaq(R) International The S&P     S&P Target   Target    Diversified
          Target 5     Target 15    Target 20    Target 15     Target 25     Target 24   SMid 60      50/50     Dividend
Year      Strategy     Strategy     Strategy     Strategy      Strategy      Strategy    Strategy     Strategy  Strategy
----      --------     ---------    ---------    ------------  ------------  ----------  ----------   --------  -----------
1972       18.96%
1973       17.58%
1974       -7.52%
1975       62.86%
1976       38.84%
1977        3.18%
1978       -1.30%
1979        7.39%
1980       38.69%
1981        1.22%
1982       40.99%
1983       34.21%
1984        8.55%
1985       35.96%
1986       28.26%                                 19.44%                       18.26%
1987        8.46%       14.92%                    11.92%                        1.85%
1988       18.90%       20.93%                    -1.46%                        4.40%
1989        7.97%       14.49%                    34.49%                       22.45%
1990      -17.94%        0.65%                    -7.64%                        6.55%
1991       59.77%       39.91%                   105.93%                       40.45%
1992       20.63%       24.23%                    -2.91%                       -1.68%                  15.69%
1993       31.38%       62.37%                    25.71%                        8.15%                  20.03%
1994        5.43%      -10.03%                     7.78%                        4.90%                  -3.34%
1995       28.02%       11.47%       14.54%       50.52%                       39.08%     24.38%       44.80%    26.80%
1996       23.46%       19.47%       29.18%       56.87%        25.87%         31.37%     13.46%       27.35%    14.90%
1997       17.13%       -8.77%        6.49%       32.14%        23.23%         30.17%     42.49%       33.03%    25.89%
1998        9.90%       11.11%       32.06%      119.13%        12.52%         39.92%      5.02%       27.12%    12.88%
1999       -9.46%        6.16%       53.67%       96.57%        64.25%         41.23%     24.11%       21.20%    17.47%
2000        8.26%        2.27%       -2.75%      -16.37%        10.83%          3.95%     14.25%       10.19%    19.73%
2001       -5.01%       -1.04%      -16.49%      -27.11%       -14.16%        -10.94%     32.26%       14.40%    29.55%
2002      -12.86%      -14.32%       -3.02%      -26.35%       -20.71%        -19.15%     -5.23%      -11.27%   -10.46%
2003       20.20%       35.94%       37.82%       34.81%        39.46%         23.24%     45.73%       33.38%    46.97%
2004        9.61%       29.23%       23.07%       -3.58%        23.63%         13.65%     23.71%       15.87%    20.44%
2005       -2.41%       11.51%        5.98%        1.28%        13.65%          3.73%      3.16%        4.40%     1.90%
2006       39.57%       40.05%       33.19%        1.64%        28.50%          1.52%     19.78%       14.58%    15.34%
2007        2.25%       14.26%       24.21%       18.93%        24.94%          3.27%     -9.71%        5.06%    -3.92%
2008      -50.10%      -43.29%      -42.53%      -52.84%       -49.82%        -29.33%    -37.71%      -42.90%   -37.11%
2009       17.31%       49.36%       16.23%       16.48%        42.82%         12.17%     60.28%       13.04%    40.72%
2010       10.14%        9.33%       11.83%       27.33%        -0.20%         18.21%     15.16%       16.87%    20.12%
2011        3.54%        2.40%        3.30%       11.81%         1.73%          6.67%      6.55%        4.64%     3.47%
(thru 3/31)

                                              COMPARISON OF TOTAL RETURN(2)
(Strategy figures reflect the deduction of sales charges and expenses but not brokerage commissions or taxes.)
                                          Hypothetical Strategy Total Returns(1)
                                             Target                                              Value
        Target       Target       Target     Global                                Target VIP    Line(R)
        Dividend     Double       Focus      Dividend    Target       Target       Conservative  Diversified  Value Line(R)
        Multi-       Play         Five       Leaders     Growth       Small-Cap    Equity        Target 40    Target 25
Year    Strategy     Strategy     Strategy   Strategy    Strategy     Strategy     Strategy      Strategy     Strategy
----    --------     --------     --------   --------    --------     ---------    ------------  -----------  -------------
1972
1973
1974
1975
1976
1977
1978
1979                                                                     37.16%
1980                                                                     58.26%
1981                                                                    -11.60%
1982                                                                     47.88%
1983                                                                     28.53%
1984                                                                     -3.79%
1985                                                                     48.06%                                  32.02%
1986                                                                     20.92%                                  20.24%
1987                                                                     12.27%        3.76%                     16.96%
1988                                                                     20.35%        7.94%                     -9.37%
1989                                                                     23.48%       24.76%                     48.24%
1990                                                                     -1.22%        3.04%                      3.18%
1991                                                                     56.64%       44.64%                     83.82%
1992                  12.40%                                             25.87%        2.85%                     -2.62%
1993                  21.62%                                             19.69%       17.98%                     25.08%
1994                   1.88%                                             -0.49%        1.60%                     12.22%
1995     28.58%       49.49%                              29.86%         38.50%       36.19%        30.10%       52.24%
1996     18.47%       35.32%       26.59%                 25.20%         32.64%       32.37%        26.60%       54.29%
1997     20.77%       37.15%       30.88%                 41.38%         14.24%       24.13%        38.75%       33.98%
1998     14.75%       47.23%       31.00%      1.61%      37.34%         -0.38%       35.12%        15.97%       91.09%
1999      7.72%       52.91%       46.62%     12.44%      33.94%         10.88%       36.95%        64.51%      111.32%
2000     12.98%        7.17%        6.88%      4.67%       8.47%          2.86%        3.07%         0.38%      -10.38%
2001     14.33%       20.14%       12.64%      6.96%      -4.04%         -3.93%      -10.64%         0.69%       -0.06%
2002    -10.62%      -12.46%       -9.78%     -7.57%     -10.72%        -16.15%      -19.08%        -8.95%      -23.88%
2003     36.97%       35.69%       38.46%     48.11%      34.20%         53.12%       24.35%        25.41%       39.38%
2004     23.99%       20.41%       21.64%     24.53%      16.88%         19.39%       12.57%        31.09%       21.82%
2005      5.69%       11.03%        8.02%     11.64%      17.26%         12.55%        3.33%        19.59%       19.75%
2006     26.60%        9.07%       17.67%     29.52%      16.99%         21.60%       11.80%        15.31%        1.31%
2007      5.42%       12.38%       10.07%     22.15%      20.08%         -6.80%        5.37%         1.17%       24.33%
2008    -44.97%      -45.55%      -43.61%    -30.14%     -52.50%        -48.65%      -33.12%       -47.72%      -51.13%
2009     36.93%        8.58%       25.00%     53.32%      18.49%         -4.61%       14.83%        26.88%        3.17%
2010      9.43%       22.22%       16.30%     20.16%      17.36%         35.95%       17.05%        14.51%       28.63%
2011      4.37%        1.75%        3.13%      4.63%       9.57%          5.54%        3.43%        10.27%       -0.44%
(thru 3/31)

                                              COMPARISON OF TOTAL RETURN(2)
                                                  Index Total Returns

                          NYSE                                                                              MSCI         Cumulative
                          Interna-                                                                          All          Interna-
                Nasdaq-   tional                          Russell                      Russell   MSCI       Country      tional
                100       100        S&P 500    S&P 1000  3000(R)  FT       Hang Seng  2000(R)   EAFE       World        Index
Year  DJIA(sm)  Index(R)  Index(sm)  Index      Index     Index    Index    Index      Index     Index(R)   Index        Returns(3)
----  ------    ------    -------    --------   ------    ------   -------  ---------  -------   --------   --------     ----------
1972   18.48%                         19.00%
1973  -13.28%                        -14.69%
1974  -23.57%                        -26.47%
1975   44.75%                         37.23%
1976   22.82%                         23.93%
1977  -12.84%                         -7.16%
1978    2.79%                          6.57%
1979   10.55%                         18.61%                                            43.07%
1980   22.16%                         32.50%                                            38.60%
1981   -3.57%                         -4.92%                                             2.03%
1982   27.11%                         21.55%                                            24.95%
1983   25.96%                         22.56%                                            29.13%
1984    1.30%                          6.27%                                            -7.30%
1985   33.55%                         31.72%                                            31.05%
1986   27.10%     6.89%               18.67%                                             5.68%
1987    5.48%    10.49%                5.25%                        38.32%  -10.02%     -8.80%                            11.26%
1988   16.14%    13.54%               16.56%                         7.03%   16.05%     25.02%                            13.07%
1989   32.19%    26.17%               31.62%                        24.53%    5.53%     16.26%                            20.75%
1990   -0.56%   -10.41%               -3.10%                        10.36%    6.74%    -19.48%                             5.51%
1991   24.19%    64.99%               30.40%                        14.88%   42.46%     46.04%                            27.17%
1992    7.41%     8.87%                7.61%                        -2.18%   28.89%     18.41%                            11.37%
1993   16.93%    11.76%               10.04%                        20.25%  123.35%     18.88%                            53.51%
1994    5.01%     1.76%                1.32%                         1.19%  -29.98%     -1.82%                            -7.93%
1995   36.87%    43.06%               37.54%     30.69%    35.81%   17.83%   27.28%     28.45%    11.21%                  27.33%
1996   28.89%    42.78%    18.50%     22.94%     19.85%    21.51%   20.55%   37.47%     16.49%     6.05%                  28.97%
1997   24.94%    20.77%    19.20%     33.35%     30.26%    31.70%   16.44%  -17.68%     22.36%     1.78%                   7.90%
1998   18.15%    85.48%    22.64%     28.58%     13.20%    23.94%   12.20%   -2.68%     -2.55%    19.94%     21.97%        9.22%
1999   27.21%   102.10%    41.93%     21.04%     14.11%    20.90%   17.44%   73.42%     21.26%    27.02%     26.82%       39.36%
2000   -4.71%   -36.83%   -20.67%     -9.10%     15.86%    -7.47%  -18.58%   -9.35%     -3.02%   -14.17%    -13.94%      -10.88%
2001   -5.43%   -32.62%   -21.13%    -11.88%      1.45%   -11.40%  -23.67%  -22.40%      2.49%   -21.44%    -15.91%      -17.17%
2002  -15.01%   -37.52%   -19.14%    -22.09%    -14.54%   -21.53%  -29.52%  -15.60%    -20.48%   -15.94%    -18.98%      -20.04%
2003   28.26%    49.48%    37.58%     28.67%     36.61%    31.04%   26.27%   41.79%     47.25%    38.59%     34.63%       32.11%
2004    5.30%    10.75%    16.25%     10.87%     18.39%    11.94%   20.80%   16.96%     18.33%    20.25%     15.75%       14.35%
2005    1.72%     1.90%    11.22%      4.91%     10.93%     6.15%   12.45%    8.67%      4.55%    13.54%     11.37%        7.61%
2006   19.03%     7.28%    24.49%     15.78%     11.89%    15.80%   40.25%   38.60%     18.37%    26.34%     21.53%       32.62%
2007    8.87%    19.24%    16.43%      5.49%      5.18%     5.24%    0.10%   42.88%     -1.57%    11.17%     12.18%       17.28%
2008  -31.92%   -41.57%   -43.26%    -36.99%    -34.67%   -37.30%  -54.74%  -46.04%    -33.79%   -43.38%    -41.85%      -44.23%
2009   22.70%    54.63%    32.28%     26.47%     33.48%    28.36%   33.98%   56.41%     27.17%    31.78%     35.41%       37.70%
2010   14.10%    20.16%     4.64%     15.08%     26.55%    16.95%   13.44%    8.29%     26.85%     7.75%     13.21%       11.94%
2011    7.06%     5.62%     4.68%      5.92%      8.86%     6.38%    5.22%    2.36%      7.94%     3.36%      4.53%        4.88%
(thru 3/31)
______________________

See "Notes to Comparison of Total Return" on page 74.

Page 73

                   NOTES TO COMPARISON OF TOTAL RETURN

(1)The Strategy stocks for each Strategy for a given year consist of the common stocks selected by applying the respective Strategy as of the beginning of the period (and not the date the Trusts actually sell Units).

(2)With the exception of the Hang Seng Index for the periods 12/31/1986 through 12/31/1992, Total Return represents the sum of the change in market value of each group of stocks between the first and last trading day of a period plus the total dividends paid on each group of stocks during such period divided by the opening market value of each group of stocks as of the first trading day of a period. Total Return figures assume that all dividends are reinvested monthly (except for the MSCI EAFE Index(R); the NYSE International 100 Index(sm); the S&P 1000 Index; and the Russell 2000(R) Index, which assume daily reinvestment of dividends) and all returns are stated in terms of U.S. dollars. For the periods 12/31/1986 through 12/31/1992, Total Return on the Hang Seng Index does not include any dividends paid. Strategy figures reflect the deduction of sales charges and expenses but have not been reduced by estimated brokerage commissions paid by Trusts in acquiring Securities or any taxes incurred by investors. Based on the year-by-year returns contained in the tables, over the full years as listed above, each Strategy achieved a greater average annual total return than that of its corresponding index:

                                              Average
                                              Annual
Strategy                                      Total Return       Corresponding Index                              Index Returns
________                                      ____________       ___________________                              _____________

The Dow(R) Target 5 Strategy                    12.41%           DJIA(sm) (from 12/31/71 through 12/31/10)        10.60%
Global Target 15 Strategy                       11.84%           Cumulative International Index                   10.55%
MSCI EAFE Target 20 Strategy                    11.36%           MSCI EAFE Index(R)                                5.09%
Nasdaq(R) Target 15 Strategy                    14.54%           Nasdaq-100 Index(R)                              12.22%
NYSE(R) International Target 25 Strategy        11.12%           NYSE International 100 Index(sm)                  6.35%
S&P Target 24 Strategy                          10.77%           S&P 500 Index (from 12/31/85 through 12/31/10)    9.93%
S&P Target SMid 60 Strategy                     14.46%           S&P 1000 Index                                   12.04%
Target 50/50 Strategy                           11.79%           S&P 500 Index (from 12/31/91 through 12/31/10)    8.12%
Target Diversified Dividend Strategy            13.11%           Russell 3000(R) Index                             8.60%
Target Dividend Multi-Strategy                  10.84%           S&P 500 Index (from 12/31/94 through 12/31/10)    8.47%
Target Double Play Strategy                     15.62%           S&P 500 Index (from 12/31/91 through 12/31/10)    8.12%
Target Focus Five Strategy                      13.49%           S&P 500 Index (from 12/31/95 through 12/31/10)    6.76%
Target Global Dividend Leaders Strategy         13.10%           MSCI All Country World Index                      5.12%
Target Growth Strategy                          12.63%           S&P 500 Index (from 12/31/94 through 12/31/10)    8.47%
Target Small-Cap Strategy                       14.32%           Russell 2000(R) Index                            11.75%
Target VIP Conservative Equity Strategy         10.96%           S&P 500 Index (from 12/31/86 through 12/31/10)    9.58%
Value Line(R) Diversified Target 40 Strategy    12.92%           S&P 500 Index (from 12/31/94 through 12/31/10)    8.47%
Value Line(R) Target 25 Strategy                19.05%           S&P 500 Index (from 12/31/84 through 12/31/10)   10.70%

 (3) The combination of the DJIA(sm), the FT Index and the Hang Seng Index (the "Cumulative International Index") Returns represent the weighted average of the annual returns of the stocks contained in the FT Index, Hang Seng Index and DJIA(sm). The Cumulative International Index Returns are weighted in the same proportions as the index components appear in the Global Target 15 Portfolio. For instance, the Cumulative International Index is weighted as follows: DJIA(sm), 33-1/3%; FT Index, 33-1/3%; Hang Seng Index, 33-1/3%. Cumulative International Index Returns do not represent an actual index.

           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                      Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the price per Unit of which is comprised of the following:

- The aggregate underlying value of the Securities;

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The maximum sales charge (which combines an initial upfront sales charge, a deferred sales charge and the creation and development fee).

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" due to various factors, including fluctuations in the prices of the Securities, changes in the relevant currency exchange rates, changes in the applicable commissions, stamp taxes, custodial fees and other costs associated with foreign trading, and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934, as amended.

Organization Costs. Securities purchased with the portion of the Public Offering Price intended to be used to reimburse the Sponsor for a Trust's organization costs (including costs of preparing the registration statement, the Indenture and other closing documents, registering Units with the Securities and Exchange Commission ("SEC") and states, the initial audit of each Trust's statement of net assets, legal fees and the initial fees and expenses of the Trustee) will be purchased in the same proportionate relationship as all the Securities contained in a Trust. Securities will be sold to reimburse the Sponsor for a Trust's organization costs at the end of the initial offering period (a significantly shorter time period than the life of the Trusts). During the initial offering period, there may be a decrease in the value of the Securities. To the extent the proceeds from the sale of these Securities are insufficient to repay the Sponsor for Trust organization costs, the Trustee will sell additional Securities to allow a Trust to fully reimburse the Sponsor. In that event, the net asset value per Unit of a Trust will be reduced by the amount of additional Securities sold. Although the dollar amount of the reimbursement due to the Sponsor will remain fixed and will never exceed the per Unit amount set forth for a Trust in "Notes to Statements of Net Assets," this will result in a greater effective cost per Unit to Unit holders for the reimbursement to the Sponsor. To the extent actual organization costs are less than the estimated amount, only the actual organization costs will ultimately be charged to a Trust. When Securities are sold to reimburse the Sponsor for organization costs, the Trustee will sell Securities, to the extent practicable, which will maintain the same proportionate relationship among the Securities contained in a Trust as existed prior to such sale.

Minimum Purchase.

The minimum amount you can purchase of a Trust is generally $1,000 worth of Units ($500 if you are purchasing Units for your Individual
Retirement Account or any other qualified retirement plan), but such amounts may vary depending on your selling firm.

Maximum Sales Charge.

The maximum sales charge is comprised of a transactional sales charge and a creation and development fee. After the initial offering period the maximum sales charge will be reduced by 0.50%, to reflect the amount of the previously charged creation and development fee.

Transactional Sales Charge.

The transactional sales charge you will pay has both an initial and a deferred component.

Initial Sales Charge. The initial sales charge, which you will pay at the time of purchase, is equal to the difference between the maximum sales charge of 2.95% of the Public Offering Price and the sum of the maximum remaining deferred sales charge and creation and development fee (initially $.195 per Unit). This initial sales charge is equal to approximately 1.00% of the Public Offering Price of a Unit, but will vary from 1.00% depending on the purchase price of your Units and as deferred sales charge and creation and development fee payments are made. When the Public Offering Price per Unit exceeds $10.00, the initial sales charge will exceed 1.00% of the Public Offering Price.

Monthly Deferred Sales Charge. In addition, three monthly deferred sales charges of approximately $.0484 per Unit will be deducted from a Trust's assets on approximately the twentieth day of each month from July 20, 2011 through September 20, 2011. If you buy Units at a price of less than $10.00 per Unit, the dollar amount of the deferred sales charge will not change, but the deferred sales charge on a percentage basis will be more than 1.45% of the Public Offering Price.

Creation and Development Fee.

As Sponsor, we will also receive, and the Unit holders will pay, a creation and development fee. See "Expenses and Charges" for a description of the services provided for this fee. The creation and development fee is a charge of $.050 per Unit collected at the end of the initial offering period. If you buy Units at a price of less than $10.00 per Unit, the dollar amount of the creation and development fee will not change, but the creation and development fee on a percentage basis will be more than 0.50% of the Public Offering Price.

Discounts for Certain Persons.

If you invest at least $50,000 including any proceeds as described below (except if you are purchasing for "Fee Accounts" as described below), the maximum sales charge for the amount of the investment eligible to receive the reduced sales charge is reduced as follows:

                             Your maximum     Dealer
If you invest                sales charge     concession
(in thousands)*:             will be:         will be:
________________             ___________      __________
$50 but less than $100       2.70%              2.00%
$100 but less than $250      2.45%              1.75%
$250 but less than $500      2.20%              1.50%
$500 but less than $1,000    1.95%              1.25%
$1,000 or more               1.40%              0.75%


*The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you can combine the Units you purchase of a Trust with any other same day purchases of other trusts for which we are Principal Underwriter and are currently in the initial offering period. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account including pension, profit sharing or employee benefit plans, as well as multiple-employee benefit plans of a single employer or affiliated employers (provided they are not aggregated with personal accounts). You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge.

You may use your Rollover proceeds from a previous series of a Trust, redemption proceeds from other unit investment trusts we sponsor, or termination proceeds from any unit investment trust (regardless of who was sponsor) to purchase Units of a Trust during the initial offering period at the Public Offering Price less 1.00% (for purchases of $1,000,000 or more, the maximum sales charge will be limited to 1.40% of the Public Offering Price), but you will not be eligible to receive the reduced sales charges described in the above table with respect to such proceeds. Please note that if you purchase Units of a Trust in this manner using redemption proceeds from trusts which assess the amount of any remaining deferred sales charge at redemption, you should be aware that any deferred sales charge remaining on these units will be deducted from those redemption proceeds. In order to be eligible for this reduced sales charge program, the termination or redemption proceeds used to purchase Units must be derived from a transaction that occurred within 30 days of your Unit purchase. In addition, this program will only be available for investors that utilize the same broker/dealer (or a different broker/dealer with appropriate notification) for both the Unit purchase and the transaction resulting in the receipt of the termination or redemption proceeds used for the Unit purchase. You may be required to provide appropriate documentation or other information to your broker/dealer to evidence your eligibility for this reduced sales charge program.

Investors purchasing Units through registered broker/dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will not be assessed the transactional sales charge described in this section on the purchase of Units in the primary market. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. Fee Accounts Units are not available for purchase in the secondary market. We reserve the right to limit or deny purchases of Units not subject to the transactional sales charge by investors whose frequent trading activity we determine to be detrimental to the Trusts.

Employees, officers and directors (and immediate family members) of the Sponsor, our related companies and dealers may purchase Units at the Public Offering Price less the applicable dealer concession. Immediate family members include spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons.

The Sponsor and certain dealers may establish a schedule where employees, officers and directors of such dealers can purchase Units of a Trust at the Public Offering Price less the established schedule amount, which is designed to compensate such dealers for activities relating to the sale of Units (the "Employee Dealer Concession").

You will be charged the deferred sales charge per Unit regardless of any discounts. However, if you are eligible to receive a discount such that the maximum sales charge you must pay is less than the applicable maximum deferred sales charge, including Fee Accounts Units, you will be credited additional Units with a dollar value equal to the difference between your maximum sales charge and the maximum deferred sales charge at the time you buy your Units. If you elect to have distributions reinvested into additional Units of a Trust, in addition to the reinvestment Units you receive you will also be credited additional Units with a dollar value at the time of reinvestment sufficient to cover the amount of any remaining deferred sales charge and creation and development fee to be collected on such reinvestment Units. The dollar value of these additional credited Units (as with all Units) will fluctuate over time, and may be less on the dates deferred sales charges or the creation and development fee are collected than their value at the time they were issued.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Securities in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The NASDAQ Stock Market(R), their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation, as may be the case with certain foreign Securities listed on a foreign securities exchange). For purposes of valuing Securities traded on The NASDAQ Stock Market(R), closing sale price shall mean the NASDAQ(R) Official Closing Price as determined by The NASDAQ Stock Market LLC. However, if there is no closing sale price on that exchange or system, they are valued based on the closing ask prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current ask prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). The Evaluator, at its discretion, may make adjustments to the prices of Securities held by a Trust if an event occurs after the close of the market on which a Security normally trades but before the Evaluation Time, depending on the nature and significance of the event, consistent with applicable regulatory guidance relating to fair value pricing. This may occur particularly with respect to foreign securities held by a Trust in which case the Trust may make adjustments to the last closing sales price to reflect more accurately the fair value of the Securities as of the Evaluation Time. If current ask prices are unavailable, or if available but determined by the Evaluator to not be appropriate, the valuation is generally determined:

a) On the basis of current ask prices for comparable securities;

b) By appraising the value of the Securities on the ask side of the market; or

c) By any combination of the above.

After the initial offering period is over, the aggregate underlying value of the Securities will be determined as set forth above, except that bid prices are used instead of ask prices when necessary. The aggregate underlying value of non-U.S. listed Securities is computed on the basis of the relevant currency exchange rate expressed in U.S. dollars as of the Evaluation Time.

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

The Sponsor compensates intermediaries, such as broker/dealers and banks, for their activities that are intended to result in sales of Units of the Trusts. This compensation includes dealer concessions described in the following section and may include additional concessions and other compensation and benefits to broker/dealers and other intermediaries.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which reflect a concession or agency commission of 2.25% of the Public Offering Price per Unit, subject to the reduced concession applicable to volume purchases as set forth in "Public Offering-Discounts for Certain Persons." However, for Units subject to a transactional sales charge which are purchased using redemption or termination proceeds or on purchases by Rollover Unit holders, this amount will be reduced to 1.3% of the sales price of these Units (0.75% for purchases of $1,000,000 or more).

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Eligible dealer firms and other selling agents who, during the previous consecutive 12-month period through the end of the most recent month, sold primary market units of unit investment trusts sponsored by us in the dollar amounts shown below will be entitled to the following additional sales concession on primary market sales of units during the current month of unit investment trusts sponsored by us:

Total sales                               Additional
(in millions)                             Concession
_____________________                     __________
$25 but less than $100                    0.050%
$100 but less than $150                   0.075%
$150 but less than $250                   0.100%
$250 but less than $500                   0.115%
$500 but less than $750                   0.125%
$750 but less than $1,000                 0.130%
$1,000 but less than $1,500               0.135%
$1,500 but less than $2,000               0.140%
$2,000 but less than $3,000               0.150%
$3,000 but less than $4,000               0.160%
$4,000 but less than $5,000               0.170%
$5,000 or more                            0.175%

Dealers and other selling agents will not receive a concession on the sale of Units which are not subject to a transactional sales charge, but such Units will be included in determining whether the above volume sales levels are met. Eligible dealer firms and other selling agents include clearing firms that place orders with First Trust and provide First Trust with information with respect to the representatives who initiated such transactions. Eligible dealer firms and other selling agents will not include firms that solely provide clearing services to other broker/dealer firms or firms who place orders through clearing firms that are eligible dealers. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the transactional sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Other Compensation and Benefits to Broker/Dealers.

The Sponsor, at its own expense and out of its own profits, currently provides additional compensation and benefits to broker/dealers who sell shares of Units of these Trusts and other First Trust products. This compensation is intended to result in additional sales of First Trust products and/or compensate broker/dealers and financial advisors for past sales. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, but are not limited to, the level or type of services provided by the intermediary, the level or expected level of sales of First Trust products by the intermediary or its agents, the placing of First Trust products on a preferred or recommended product list, access to an intermediary's personnel, and other factors. The Sponsor makes these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisers, advertising, sponsorship of events or seminars, obtaining information about the breakdown of unit sales among an intermediary's representatives or offices, obtaining shelf space in broker/dealer firms and similar activities designed to promote the sale of the Sponsor's products. The Sponsor makes such payments to a substantial majority of intermediaries that sell First Trust products. The Sponsor may also make certain payments to, or on behalf of, intermediaries to defray a portion of their costs incurred for the purpose of facilitating Unit sales, such as the costs of developing or purchasing trading systems to process Unit trades. Payments of such additional compensation described in this and the preceding paragraph, some of which may be characterized as "revenue sharing," may create an incentive for financial intermediaries and their agents to sell or recommend a First Trust product, including these Trusts, over products offered by other sponsors or fund companies. These arrangements will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of a Trust (which may show performance net of the expenses and charges a Trust would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, Bloomberg Businessweek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance. We may also, from time to time, use advertising which classifies trusts or portfolio securities according to capitalization and/or investment style.

                   The Sponsor's Profits

We will receive a gross sales commission equal to the maximum transactional sales charge per Unit for each Trust less any reduction as stated in "Public Offering." We will also receive the amount of any collected creation and development fee. Also, any difference between our cost to purchase the Securities and the price at which we sell them to a Trust is considered a profit or loss (see Note 2 of "Notes to Schedules of Investments"). During the initial offering period, dealers and others may also realize profits or sustain losses as a result of fluctuations in the Public Offering Price they receive when they sell the Units.

In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                   The Secondary Market

Although not obligated, we may maintain a market for the Units after the initial offering period and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees and Trustee costs to transfer and record the ownership of Units. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE (OR THE FTPS UNIT SERVICING AGENT IN THE CASE OF FTPS UNITS). If you sell or redeem your Units before you have paid the total deferred sales charge on your Units, you will have to pay the remainder at that time.

                   How We Purchase Units

The Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                   Expenses and Charges

The estimated annual expenses of each Trust are listed under "Fee Table." If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of the Trusts from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to the Trusts, and will be compensated for providing portfolio supervisory services and evaluation services as well as bookkeeping and other administrative services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts. As Sponsor, we will receive brokerage fees when the Trusts use us (or an affiliate of ours) as agent in buying or selling Securities. As authorized by the Indenture, the Trustee may employ a subsidiary or affiliate of the Trustee to act as broker to execute certain transactions for a Trust. Each Trust will pay for such services at standard commission rates.

FTP Services LLC, an affiliate of ours, acts as FTPS Unit Servicing Agent to the Trusts with respect to the Trusts' FTPS Units. FTPS Units are Units which are purchased and sold through the Fund/SERV(R) trading system or on a manual basis through FTP Services LLC. In all other respects, FTPS Units are identical to other Units. FTP Services LLC will be compensated for providing shareholder services to the FTPS Units.

The fees payable to First Trust Advisors L.P., FTP Services LLC and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year, except during the initial offering period, in which case these fees are calculated based on the largest number of Units outstanding during the period for which compensation is paid. These fees may be adjusted for inflation without

Unit holders' approval, but in no case will the annual fee paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

As Sponsor, we will receive a fee from each Trust for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is a charge of $.050 per Unit outstanding at the end of the initial offering period. The Trustee will deduct this amount from a Trust's assets as of the close of the initial offering period. We do not use this fee to pay distribution expenses or as compensation for sales efforts. This fee will not be deducted from your proceeds if you sell or redeem your Units before the end of the initial offering period.

In addition to a Trust's operating expenses and those fees described above, the Trusts may also incur the following charges:

- A quarterly license fee (which will fluctuate with a Trust's net asset value) payable by certain of the Trusts for the use of certain service marks, trademarks and/or trade names of Dow Jones, MSCI Barra, Standard & Poor's, The NASDAQ Stock Market LLC, the NYSE and/or Value Line(R);

- All legal expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Sponsor of a Trust;

- Foreign custodial and transaction fees (which may include compensation paid to the Trustee or its subsidiaries or affiliates), if any; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the Securities are all common stocks and dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Accounts, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status."

                        Tax Status

United States Taxation.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice and opinion of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Trusts. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Assets of the Trusts.

Each Trust is expected to hold one or more of the following:

(i) shares of stock in corporations (the "Stocks") that are treated as equity for federal income tax purposes, and

(ii) equity interests (the "REIT Shares") in real estate investment trusts headquartered or incorporated in the United States ("REITs") that constitute interests in entities treated as real estate investment trusts for federal income tax purposes.

It is possible that a Trust will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by a Trust constitute the "Trust Assets." Neither our counsel nor we have analyzed the proper federal income tax treatment of a Trust's Assets and thus neither our counsel nor we have reached a conclusion regarding the federal income tax treatment of a Trust's Assets.

Trust Status.

If a Trust is at all times operated in accordance with the documents establishing the Trust and certain requirements of federal income tax law are met, the Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Trust Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Trust expenses.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, including sales charges, among the Trust Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to use information provided by the Trustee to adjust your tax basis after you acquire your Units (for example, in the case of certain corporate events affecting an issuer, such as stock splits or mergers, or in the case of certain dividends that exceed a corporation's accumulated earnings and profits, or in the case of certain distributions with respect to REIT Shares that represent a return of capital).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 0% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2013.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations. Capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gains dividend, if any, is subject to the 25% tax rate, will be made based on rules prescribed by the United States Treasury.

Dividends from Stocks.

Certain dividends received with respect to the Stocks may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning before January 1, 2013.

Dividends from REIT Shares.

Some dividends on the REIT Shares may be designated as "capital gain dividends," generally taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a REIT Share for six months or less, any loss incurred by you related to the disposition of such REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such REIT Share. Distributions of income or capital gains declared on the REIT Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT during the following January. Other dividends on the REIT Shares will generally be taxable to you as ordinary income, although in limited circumstances, some of the ordinary income dividends from a REIT may also qualify to be taxed at the same rates that apply to net capital gains (as discussed above), provided certain holding period requirements are satisfied. These special rules relating to the taxation of ordinary income dividends from real estate investment trusts generally apply to taxable years beginning before January 1, 2013.

Dividends Received Deduction.

Generally, a domestic corporation owning Units in a Trust may be eligible for the dividends received deduction with respect to such Unit owner's pro rata portion of certain types of dividends received by such Trust from certain domestic corporations. However, a corporation that owns Units generally will not be entitled to the dividends received deduction with respect to dividends from most foreign corporations or from REITs.

Rollovers.

If you elect to be a Rollover Unit holder and have your proceeds from your Trust rolled over into a future series of such Trust, it is considered a sale for federal income tax purposes and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of the Trusts for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Trust Assets under the wash sale provisions of the Internal Revenue Code.

In-Kind Distributions.

Under certain circumstances as described in this prospectus, you may request an In-Kind Distribution of Trust Assets when you redeem your Units at any time prior to 30 business days before a Trust's Mandatory Termination Date. However, this ability to request an In-Kind Distribution will terminate at any time that the number of outstanding Units has been reduced to 10% or less of the highest number of Units issued by a Trust. By electing to receive an In-Kind Distribution, you will receive Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Trust Assets in exchange for the identical amount of your pro rata portion of the same Trust Assets held by a Trust. However, if you also receive cash in exchange for a Trust Asset or a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional portion.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Distributions by your Trust that are treated as U.S. source income (e.g., dividends received on Stocks of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by nonresident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you may not be subject to U.S. federal income taxes, including withholding taxes, on some or all of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of any foreign taxes that are paid. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If any U.S. investor is treated as owning directly or indirectly 10% or more of the combined voting power of the stock of a foreign corporation, and all U.S. shareholders of that corporation collectively own more than 50% of the vote or value of the stock of that corporation, the foreign corporation may be treated as a controlled foreign corporation (a "CFC"). If you own 10% or more of a CFC (through a Trust and in combination with your other investments) you will be required to include certain types of the CFC's income in your taxable income for federal income tax purposes whether or not such income is distributed to your Trust or to you.

Based on the advice of Carter Ledyard & Milburn, LLP, special counsel to the Trusts for New York tax matters, under the existing income tax laws of the State and City of New York, assuming that the Trusts are not treated as corporations for federal income tax purposes, the Trusts will not be taxed as corporations for New York State and New York City tax purposes, and the income of the Trusts will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

United Kingdom Taxation.

The following summary describes certain important U.K. tax consequences for certain U.S. resident Unit holders who hold Units in the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio, the Target Focus Five Portfolio or the Target VIP Conservative Equity Portfolio as capital assets. This summary is intended to be a general guide only and is subject to any changes in law interpretation or practice occurring after the date of this prospectus. You should consult your own tax advisor about your particular circumstances.

Taxation of Dividends. A U.K. resident individual who receives a dividend from a U.K. company is generally entitled to a tax credit which is offset against U.K. income tax liabilities.

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As a U.S. resident Unit holder, you will not be able to claim any refund of the tax credit for dividends paid by U.K. companies.

Taxation of Capital Gains. U.S. investors who are neither resident nor ordinarily resident for U.K. tax purposes in the United Kingdom will not generally be liable for U.K. tax on gains arising on the disposal of Units in the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio, the Target Focus Five Portfolio or the Target VIP Conservative Equity Portfolio. However, they may be liable if, in the case of corporate holders, such persons carry on a trade in the U.K. through a permanent establishment, or in the case of individual holders, such persons carry on a trade, profession or vocation in the U.K. through a branch or agency and the Units are used, held or acquired for the purposes of such a trade, profession or vocation or such branch or agency or permanent establishment as the case may be. Individual U.S. investors may also be liable if they have previously been resident or ordinarily resident in the United Kingdom and become resident or ordinarily resident in the United Kingdom in the future.

Inheritance Tax. Individual U.S. investors who, for the purposes of the Estate and Gift Tax Convention between the United States and the United Kingdom, are domiciled in the United States and who are not U.K. nationals will generally not be subject to U.K. inheritance tax on death or on gifts of the Units made during their lifetimes, provided any applicable U.S. federal gift or estate tax is paid. They may be subject to U.K. inheritance tax if the Units form part of the business property of a U.K. permanent establishment of an enterprise or pertain to a U.K. fixed base used for the performance of personal services in the United Kingdom.

Where the Units are held on trust, the Units will generally not be subject to U.K. inheritance tax if at the time of settlement, the settlor was domiciled in the United States and was not a national of the United Kingdom.

Where the Units are subject to both U.K. inheritance tax and U.S.
federal gift or estate tax, one of the taxes could generally be credited against the other.

Stamp Tax. A sale of Securities listed in the FT Index will generally result in either U.K. stamp duty or stamp duty reserve tax ("SDRT") being payable by the purchaser. The Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio, the Target Focus Five Portfolio and the Target VIP Conservative Equity Portfolio each paid this tax when they acquired Securities. When the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio, the Target Focus Five Portfolio or the Target VIP Conservative Equity Portfolio sell Securities, it is anticipated that any U.K. stamp duty or SDRT will be paid by the purchaser.

Hong Kong Taxation.

The following summary describes certain important Hong Kong tax consequences to certain U.S. Unit holders who hold Units in the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio, the Target Focus Five Portfolio or the Target VIP Conservative Equity Portfolio as capital assets. This summary assumes that you are not carrying on a trade, profession or business in Hong Kong and that you have no profits sourced in Hong Kong arising from the carrying on of such trade, profession or business. This summary is intended to be a general guide only and is subject to any changes in Hong Kong or U.S. law occurring after the date of this prospectus and you should consult your own tax advisor about your particular circumstances.

Taxation of Dividends. Dividends you receive from the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio, the Target Focus Five Portfolio or the Target VIP Conservative Equity Portfolio relating to Hong Kong issuers are not taxable and therefore will not be subject to the deduction of any withholding tax.

Profits Tax. Unless you are carrying on a trade, profession or business in Hong Kong you will not be subject to profits tax imposed by Hong Kong on any gain or profits made on the realization or other disposal of your Units.

Estate Duty. Units of the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio, the Target Focus Five Portfolio or the Target VIP Conservative Equity
Portfolio do not give rise to Hong Kong estate duty liability.

                     Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                  Rights of Unit Holders

Unit Ownership.

Ownership of Units will not be evidenced by certificates. If you purchase or hold Units through a broker/dealer or bank, your ownership of Units will be recorded in book-entry form at the Depository Trust Company ("DTC") and credited on its records to your broker/dealer's or bank's DTC account. If you purchase or hold FTPS Units, your ownership of FTPS Units will be recorded in book-entry form on the register of Unit holdings maintained by the FTPS Unit Servicing Agent. If you purchase or hold Units through First Trust's online transaction system which enables certain financial representatives to process Unit trades through the First Trust Advisor Direct system ("Advisor Direct"), your ownership of Units ("Advisor Direct Units") will be recorded in book-entry form on the register of Unit holdings maintained by the Trustee. Transfer of Units will be accomplished by book entries made by DTC and its participants if the Units are registered to DTC or its nominee, Cede & Co., or otherwise will be accomplished by book entries made by the FTPS Unit Servicing Agent, with respect to FTPS Units, or by the Trustee, with respect to Advisor Direct Units. DTC will forward all notices and credit all payments received in respect of the Units held by the DTC participants. You will receive written confirmation of your purchases and sales of Units from the broker/dealer or bank through which you made the transaction or from the FTPS Unit Servicing Agent if you purchased and hold FTPS Units or from Advisor Direct or the Trustee with respect to Advisor Direct Units. You may transfer your Units by contacting the broker/dealer or bank through which you hold your Units, or the FTPS Unit Servicing Agent, if you hold FTPS Units, or Advisor Direct or the Trustee, if you hold Advisor Direct Units.

Unit Holder Reports.

The Trustee will prepare a statement detailing the per Unit amounts (if any) distributed from the Income Account and Capital Account in connection with each distribution. In addition, at the end of each calendar year, the Trustee will prepare a statement which contains the following information:

- A summary of transactions in the Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by the Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

It is the responsibility of the entity through which you hold your Units to distribute these statements to you. In addition, you may also request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with applicable federal and state tax reporting requirements.

             Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital or capital gain dividends, are credited to the Capital Account of such Trust. Dividends received on foreign Securities, if any, are converted into U.S. dollars at the applicable exchange rate.

The Trustee will distribute money from the Income and Capital Accounts, as determined at the monthly Record Date, monthly on the twenty-fifth day of each month to Unit holders of record on the tenth day of such month provided the aggregate amount, exclusive of sale proceeds, available for distribution in the Income and Capital Accounts equals at least 0.1% of the net asset value of the Trust. Undistributed money in the Income and Capital Accounts will be distributed in the next month in which the aggregate amount available for distribution, exclusive of sale proceeds, equals or exceeds 0.1% of the net asset value of a Trust. See "Summary of Essential Information." No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute sale proceeds in the Capital Account, net of amounts designated to meet redemptions, pay the deferred sales charge and creation and development fee or pay expenses, on the twenty-fifth day of each month to Unit holders of record on the tenth day of such month provided the amount equals at least $1.00 per 100 Units. If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the IRS. You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

We anticipate that there will be enough money in the Capital Account of a Trust to pay the deferred sales charge. If not, the Trustee may sell Securities to meet the shortfall.

Within a reasonable time after a Trust is terminated, unless you are a Rollover Unit holder, you will receive the pro rata share of the money from the sale of the Securities. All Unit holders will receive a pro rata share of any other assets remaining in their Trust, after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of that Trust.

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of a Trust by notifying your broker/dealer or bank (or the FTPS Servicing Agent with respect to FTPS Units or Advisor Direct with respect to Advisor Direct Units, as applicable) within the time period required by such entities so that they can notify the Trustee of your election at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of such Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option, as discussed under "Public Offering." This option may not be available in all states. Each reinvestment plan is subject to availability or limitation by the Sponsor and each broker/dealer or selling firm. The Sponsor or broker/dealers may suspend or terminate the offering of a reinvestment plan at any time. Please contact your financial professional for additional information. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                   Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending a request for redemption to your broker/dealer or bank through which you hold your Units or to the FTPS Unit Servicing Agent, if you hold FTPS Units, or Advisor Direct, if you hold Advisor Direct Units. No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which your redemption request is received by the Trustee from the broker/dealer or bank through which you hold your Units, or, if you hold FTPS Units, the date the redemption request is received by the FTPS Servicing Agent, or, if you hold Advisor Direct Units, the date the redemption request is received either by Advisor Direct or the Trustee, as applicable (if such day is a day the NYSE is open for trading). However, if the redemption request is received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if the Trustee does not have your TIN as generally discussed under "Income and Capital Distributions."

If you tender for redemption at least 2,500 Units of The Dow(R) Target 5 Portfolio, Nasdaq (R) Target 15 Portfolio, NYSE(R) International Target 25 Portfolio, S&P Target 24 Portfolio, S&P Target SMid 60 Portfolio, Target Diversified Dividend Portfolio, Target Double Play Portfolio, Target Global Dividend Leaders Portfolio, Target Growth Portfolio, Target Small-Cap Portfolio, Value Line(R) Diversified Target 40 Portfolio or Value Line(R) Target 25 Portfolio; or 5,000 Units of the Target 50/50 Portfolio, Target Dividend Multi-Strategy Portfolio, Target Focus Five Portfolio or Target VIP Conservative Equity Portfolio or such larger amount as required by your broker/dealer or bank, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request to your broker/dealer or bank at the time of tender. However, to be eligible to participate in the In-Kind Distribution option at redemption, Unit holders must hold their Units through the end of the initial offering period. The In-Kind Distribution option is generally not available to FTPS Unit holders or Unit holders who purchased through Advisor Direct. No In-Kind Distribution requests submitted during the 30 business days prior to the Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank's or broker/dealer's account at DTC. This option is generally eligible only for stocks traded and held in the United States, thus excluding most foreign Securities. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the eligible Securities that make up the portfolio, and cash from the Capital Account equal to the non-eligible Securities and fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate underlying value of the Securities held in that Trust;
and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of such Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of such Trust, if any;

4. cash held for distribution to Unit holders of record of such Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by such Trust; and

dividing

1. the result by the number of outstanding Units of such Trust.

Any remaining deferred sales charge on the Units when you redeem them will be deducted from your redemption proceeds. In addition, during the initial offering period, the Redemption Price per Unit will include estimated organization costs as set forth under "Fee Table."

                 Investing in a New Trust

Each Trust's portfolio has been selected on the basis of total return potential for a limited time period. When each Trust is about to terminate, you may have the option to roll your proceeds into the next series of a Trust (the "New Trusts") if one is available. We intend to create the New Trusts in conjunction with the termination of the Trusts and plan to apply the same strategy we used to select the portfolio for the Trusts to the New Trusts.

If you wish to have the proceeds from your Units rolled into a New Trust you must notify the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) in writing of your election by the "Rollover Notification Date" stated in the "Summary of Essential Information." If you make this election you will be considered a "Rollover Unit holder," and your Units will be redeemed and the underlying Securities sold by the Trustee, in its capacity as "Distribution Agent," during the "Special Redemption and Liquidation Period" set forth in the "Summary of Essential Information." The Distribution Agent may engage us or other brokers as its agent to sell the Securities.

Once all of the Securities are sold, your proceeds, less any brokerage fees, governmental charges or other expenses involved in the sales, will be used to buy units of a New Trust or trust with a similar investment strategy that you have selected, provided such trusts are registered and being offered. Accordingly, proceeds may be uninvested for up to several days. Units purchased with rollover proceeds will generally be purchased subject to the maximum remaining deferred sales charge and creation and development fee on such units (currently expected to be $.195 per unit), but not the initial sales charge. Units purchased using proceeds from Fee Accounts Units will generally not be subject to any transactional sales charge.

We intend to create New Trust units as quickly as possible, depending on the availability of the securities contained in a New Trust's portfolio. Rollover Unit holders will be given first priority to purchase New Trust units. We cannot, however, assure the exact timing of the creation of New Trust units or the total number of New Trust units we will create. Any proceeds not invested on behalf of Rollover Unit holders in New Trust units will be distributed within a reasonable time after such occurrence. Although we believe that enough New Trust units can be created, monies in a New Trust may not be fully invested on the next business day.

Please note that there are certain tax consequences associated with becoming a Rollover Unit holder. See "Tax Status." We may modify, amend or terminate this rollover option upon 60 days notice.

             Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders;

- The sale of Securities is necessary or advisable in order to maintain the qualification of a Trust as a "regulated investment company" in the case of a Trust which has elected to qualify as such;

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust;

- As a result of the ownership of the Security, a Trust or its Unit holders would be a direct or indirect shareholder of a passive foreign investment company; or

- The sale of the Security is necessary for a Trust to comply with such federal and/or state securities laws, regulations and/or regulatory actions and interpretations which may be in effect from time to time.

Except in the limited instance in which a Trust acquires Replacement Securities, as described in "The FT Series," a Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of a Trust, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from the Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account of a Trust for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for the Trusts to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the 1940 Act.

The Trustee may sell Securities designated by us, or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed.

           Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, each Trust will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information." The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by such Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

If a Trust is terminated due to this last reason, we will refund your entire sales charge; however, termination of a Trust before the Mandatory Termination Date for any other stated reason will result in all remaining unpaid deferred sales charges on your Units being deducted from your termination proceeds. For various reasons, including Unit holders' participation as Rollover Unit holders, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you do not elect to participate in the Rollover Option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after your Trust is terminated. The Trustee will deduct from a Trust any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

           Information on the Sponsor, Trustee,
          FTPS Unit Servicing Agent and Evaluator

The Sponsor.

We, First Trust Portfolios L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we took over the First Trust product line and act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

The First Trust product line commenced with the first insured unit investment trust in 1974. To date we have deposited more than $150 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of FINRA and the Securities Investor Protection
Corporation. Our principal offices are at 120 East Liberty Drive,
Wheaton, Illinois 60187; telephone number (800) 621-1675. As of December 31, 2010, the total consolidated partners' capital of First Trust
Portfolios L.P. and subsidiaries was $32,596,954 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone (800) 813-3074. If you have questions regarding your account or your Trust, please contact the Trustee at its unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The Trustee has not participated in selecting the Securities; it only provides administrative services.

The FTPS Unit Servicing Agent.

The FTPS Unit Servicing Agent is FTP Services LLC, an Illinois limited liability company formed in 2005 and an affiliate of the Sponsor. FTP Services LLC acts as record keeper, shareholder servicing agent and distribution agent for Units which are purchased and sold through the Fund/SERV(R) trading system or on a manual basis through FTP Services LLC. FTP Services LLC provides FTPS Units with administrative and distribution related services as described in this prospectus. The FTPS Unit Servicing Agent's address is 120 East Liberty Drive, Wheaton, Illinois 60187. If you have questions regarding the FTPS Units, you may call the FTPS Unit Servicing Agent at (866) 514-7768. The FTPS Unit Servicing Agent has not participated in selecting the Securities; it only provides administrative services to the FTPS Units. Fund/SERV(R) is a service of National Securities Clearing Corporation, a subsidiary of The Depository Trust & Clearing Corporation.

Limitations of Liabilities of Sponsor, FTPS Unit Servicing Agent and
Trustee.

Neither we, the FTPS Unit Servicing Agent nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the FTPS Unit Servicing Agent and Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 120 East Liberty Drive, Wheaton, Illinois 60187.

The Trustee, Sponsor, FTPS Unit Servicing Agent and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor, FTPS Unit Servicing Agent or Unit holders for errors in judgment.

                     Other Information

Legal Opinions.

Our counsel is Chapman and Cutler LLP, 111 W. Monroe St., Chicago, Illinois 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter Ledyard & Milburn LLP acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts. Linklaters LLP acts as special United Kingdom tax counsel for the Global Target 15 Portfolio.

Experts.

The Trusts' statements of net assets, including the schedules of investments, as of the opening of business on the Initial Date of Deposit included in this prospectus, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

The NASDAQ Stock Market LLC.

Neither the Nasdaq(R) Target 15 Portfolio nor the Target 50/50 Portfolio is sponsored, endorsed, sold or promoted by The NASDAQ Stock Market LLC (including its affiliates) (Nasdaq, with its affiliates, is referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio. The Corporations make no representation or warranty, express or implied, to the owners of Units of the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to the Sponsor ("Licensee") is in the licensing of the Nasdaq 100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee, the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio. Nasdaq has no obligation to take the needs of the Licensee, the owners of Units of the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio to be issued or in the determination or calculation of the equation by which the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE TARGET VIP AGGRESSIVE EQUITY PORTFOLIO OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MSCI EAFE Index(R).

NEITHER THE MSCI EAFE TARGET 20 PORTFOLIO NOR THE TARGET FOCUS FIVE PORTFOLIO ARE SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY FIRST TRUST PORTFOLIOS L.P. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THESE TRUSTS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN TRUSTS GENERALLY OR IN THESE TRUSTS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THESE TRUSTS OR THE ISSUER OR OWNERS OF THESE TRUSTS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THESE TRUSTS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THESE TRUSTS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE UNITS OF THESE TRUSTS ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THESE TRUSTS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THESE TRUSTS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE TRUSTS, OWNERS OF THESE TRUSTS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR

PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Page 91


                             First Trust(R)

                  Dow(R) Target 5 2Q '11 - Term 6/29/12
                 Global Target 15 2Q '11 - Term 6/29/12
                MSCI EAFE Target 20 2Q '11 - Term 6/29/12
               Nasdaq(R)  Target 15 2Q '11 - Term 6/29/12
              NYSE(R) Intl. Target 25 2Q '11 - Term 6/29/12
                   S&P Target 24 2Q '11 - Term 6/29/12
                S&P Target SMid 60 2Q '11 - Term 6/29/12
                   Target 50/50 2Q '11 - Term 6/29/12
                Target Divsd. Dvd. 2Q '11 - Term 6/29/12
             Target Dvd. Multi-Strat. 2Q '11 - Term 6/29/12
                 Target Dbl. Play 2Q '11 - Term 6/29/12
                  Target Focus 5 2Q '11 - Term 6/29/12
            Target Global Dvd. Leaders 2Q '11 - Term 6/29/12
                   Target Growth 2Q '11 - Term 6/29/12
                 Target Small-Cap 2Q '11 - Term 6/29/12
              Target VIP Cons. Eqty. 2Q '11 - Term 6/29/12
          Value Line(R) Divsd. Target 40 2Q '11 - Term 6/29/12
              Value Line(R) Target 25 2Q '11 - Term 6/29/12

                                 FT 2857

                                Sponsor:
                       First Trust Portfolios L.P.
                       Member SIPC o Member FINRA
                         120 East Liberty Drive
                         Wheaton, Illinois 60187
                             1-800-621-1675

       FTPS Unit Servicing Agent:               Trustee:
            FTP Services LLC           The Bank of New York Mellon
         120 East Liberty Drive            101 Barclay Street
         Wheaton, Illinois 60187        New York, New York 10286
             1-866-514-7768                  1-800-813-3074
                                    24-Hour Pricing Line:1-800-446-0132
                        ________________________

When Units of the Trusts are no longer available, this prospectus may be used as a preliminary prospectus for a future series, in which case you should note the following:

THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE
  MAY NOT SELL, OR ACCEPT OFFERS TO BUY, SECURITIES OF A FUTURE SERIES UNTIL THAT SERIES HAS BECOME EFFECTIVE WITH THE SECURITIES AND EXCHANGE
COMMISSION. NO SECURITIES CAN BE SOLD IN ANY STATE WHERE A SALE WOULD BE
                                ILLEGAL.
                        ________________________

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the SEC in Washington, D.C.
                               under the:

     -  Securities Act of 1933 (file no. 333-172064) and

     -  Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the SEC's Public Reference Room in Washington
 D.C. Information regarding the operation of the SEC's Public Reference
               Room may be obtained by calling the SEC at
                             1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                         SEC's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the SEC
                     100 F Street, N.E.; Washington, D.C. 20549 e-mail address: publicinfo@sec.gov

                             March 31, 2011
                         As amended April 1, 2011

           PLEASE RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE

Page 92


                             First Trust(R)

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of the unit investment trusts contained in FT 2857 not found in the prospectus for the Trusts. This Information Supplement is not a prospectus and does not include all of the information you should consider before investing in the Trusts. This Information Supplement should be read in conjunction with the prospectus for the Trust in which you are considering investing.

This Information Supplement is dated March 31, 2011, as amended April 1, 2011. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Dow Jones & Company, Inc.                                       1
Standard & Poor's                                               2
The NASDAQ Stock Market LLC                                     3
Value Line Publishing, Inc.                                     3
New York Stock Exchange                                         3
Risk Factors
   Securities                                                   4
   Dividends                                                    4
   Hong Kong and China                                          4
   Japan                                                        6
   United Kingdom                                               7
   Foreign Issuers                                              7
   Emerging Markets                                             8
   Exchange Rates                                               9
   REITs                                                       12
   Small-Cap Companies                                         13
Litigation
   Microsoft Corporation                                       13
   Tobacco Industry                                            14
Concentrations
   Consumer Products                                           15
   Financials                                                  15
   Health Care                                                 19
   Information Technology                                      20
   Utilities                                                   21
Securities
   The Dow(R) DART 5 Strategy Stocks                           22
   The Dow(R) DART 10 Strategy Stocks                          22
   The Dow(R) Target 5 Strategy Stocks                         23
   The Dow(R) Target Dividend Strategy Stocks                  23
   European Target 20 Strategy Stocks                          24
   Global Target 15 Strategy Stocks                            26
   MSCI EAFE Target 20 Strategy Stocks                         27
   Nasdaq(R) Target 15 Strategy Stocks                         28
   NYSE(R) International Target 25 Strategy Stocks             29
   S&P Target 24 Strategy Stocks                               30
   S&P Target SMid 60 Strategy Stocks                          32
   Target Diversified Dividend Strategy Stocks                 35
   Target Global Dividend Leaders Strategy Stocks              37
   Target Growth Strategy Stocks                               40
   Target Small-Cap Strategy Stocks                            42
   Value Line(R) Diversified Target 40 Strategy Stocks         44
   Value Line(R) Target 25 Strategy Stocks                     46

Dow Jones & Company, Inc.

The "Dow Jones Industrial Average(sm)" and the "Dow Jones U.S. Select Dividend Index(sm)" are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"), and have been licensed for use. "Dow Jones(R)", "Dow Jones Industrial Average(sm)",

"Dow Jones U.S. Select Dividend Index(sm)" and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME and have been licensed for use for certain purposes by the Sponsor. The Trusts are not sponsored, endorsed, sold or promoted by Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Trusts or any member of the public regarding the advisability of investing in securities generally or in the Trusts particularly. Dow Jones', CME's and their respective affiliates' only relationship to the Sponsor is the licensing of certain trademarks, trade names and service marks of Dow Jones, the Dow Jones Industrial Average(sm) and the Dow Jones U.S. Select Dividend Index(sm), which are determined, composed and calculated by CME without regard to the Sponsor or the Trusts. Dow Jones and CME have no obligation to take the needs of the Sponsor or the owners of the Trusts into consideration in determining, composing or calculating the Dow Jones Industrial Average(sm) and the Dow Jones U.S. Select Dividend Index(sm). Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Trusts to be issued or in the determination or calculation of the equation by which the Trusts are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Trusts. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Trusts currently being issued by the Sponsor, but which may be similar to and competitive with the Trusts. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Dow Jones Industrial Average(sm) and the Dow Jones U.S. Select Dividend Index(sm). It is possible that this trading activity will affect the value of the Dow Jones Industrial Average(sm) and the Dow Jones U.S. Select Dividend Index(sm) and the Trusts.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE(SM), THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM) OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE SPONSOR, OWNERS OF THE TRUSTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE(SM), THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM) OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGE(SM), THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE SPONSOR, OTHER THAN THE LICENSORS OF CME.

Standard & Poor's

The Trusts are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Trusts or any member of the public regarding the advisability of investing in securities generally or in the Trusts particularly or the ability of either the S&P 500 Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index, which are determined, composed and calculated by S&P without regard to the licensee or the Trusts. S&P has no obligation to take the needs of the licensee or the owners of the Trusts into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Trusts or the timing of the issuance or sale of the Trusts or in the determination or calculation of the equation by which the Trusts are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Trusts.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALL CAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS

OF THE TRUSTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALL CAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALL CAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

The NASDAQ Stock Market LLC.

The "Nasdaq 100(R)," "Nasdaq-100 Index(R)," and "Nasdaq(R)" are trade or service marks of The NASDAQ Stock Market LLC (which with its affiliates is the "Corporations") and are licensed for use by us. Neither the Nasdaq(R) Target 15 Portfolio nor the Target 50/50 Portfolio have been passed on by the Corporations as to its legality or suitability. Neither the Nasdaq(R) Target 15 Portfolio nor the Target 50/50 Portfolio are issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio.

Value Line Publishing, Inc.

Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust Portfolios L.P. and/or First Trust Advisors L.P. is VLPI's licensing to First Trust Portfolios L.P. and/or First Trust Advisors L.P. of certain VLPI trademarks and trade names and the Value Line(R) Timeliness(TM) Ranking System (the "System"), which is composed by VLPI without regard to First Trust Portfolios L.P. or First Trust Advisors L.P., this Product or any investor. VLPI has no obligation to take the needs of First Trust Portfolios L.P. and/or First Trust Advisors L.P. or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line(R) Timeliness(TM) Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

New York Stock Exchange

"NYSE (R)" is a registered trademark of, and "NYSE International 100 Index(SM)" is a service mark of, New York Stock Exchange, Inc. ("NYSE"). NYSE has no relationship to First Trust Portfolios L.P. other than the licensing of the "NYSE International 100 Index(SM)" and the trademark and service mark referenced above for use in connection with the NYSE
(R) International Target 25 Strategy.

NYSE does not: sponsor, endorse, sell or promote the NYSE (R) International Target 25 Strategy; recommend that any person invest in the NYSE (R) International Target 25 Strategy or any other securities; have any responsibility or liability for or make any decision about the timing, amount or pricing of the NYSE (R) International Target 25 Strategy; have any responsibility or liability for the administration, management or marketing of the NYSE (R) International Target 25 Strategy; consider the needs of the NYSE (R) International Target 25 Strategy or the owners of the NYSE (R) International Target 25 Strategy in determining, composing or calculating the NYSE International 100 Index(SM) or have any obligation to do so.

NYSE will not have any liability in connection with the NYSE (R) International Target 25 Strategy. Specifically, NYSE does not make any warranty, express or implied, and NYSE disclaims any warranty about: the results to be obtained by the NYSE (R) International Target 25 Strategy, the owners of the NYSE (R) International Target 25 Strategy, or any other relevant person in connection with the use of the Index and the data included in the Index; the accuracy or completeness of the Index and its data; the merchantability or fitness for a particular purpose or use of the Index and its data. NYSE will have no liability for any errors, omissions or interruptions in the Index or its data. Under no circumstances will NYSE be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE knows that they might occur. The licensing agreement between First Trust Portfolios L.P. and NYSE is solely for their benefit and not for the benefit of the owners of the NYSE (R) International Target 25 Strategy or any other third parties.

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trusts have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Cumulative preferred stock dividends must be paid before common stock dividends, and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

Hong Kong and China. Hong Kong, established as a British colony in the 1840's, reverted to Chinese sovereignty effective July 1, 1997. On such date, Hong Kong became a Special Administrative Region ("SAR") of China under the "one country, two systems" principle. Hong Kong's new constitution became the Basic Law (promulgated by China in 1990). Prior to July 1, 1997, the Hong Kong government followed a laissez-faire policy toward industry. There were no major import, export or foreign exchange restrictions. Regulation of business was generally minimal with certain exceptions, including regulated entry into certain sectors of the economy and a fixed exchange rate regime by which the Hong Kong dollar has been pegged to the U.S. dollar. Over the two decades leading up to and through 1996, the gross domestic product (GDP) tripled in real terms, equivalent to an average annual growth rate of 6%. Following the Asian financial crisis which began in 1997, the economy suffered seriously along with the collapse of an overheated property market which resulted in deflation which persisted for several years after November 1998, dampening investment and consumption. However, in the years following 2002, Hong Kong enjoyed strong economic growth. Real GDP expanded by 8.6% in 2004, 7.1% in 2005 and 7.0% in 2006. Additionally, the unemployment rate fell in 2006 to 4.7%. This economic growth was the result of an increase in private domestic consumption, an increase in fixed asset and infrastructure spending and continued strong exports of goods and services. However, the current global economic crisis has negatively impacted Hong Kong's economy. Real GDP grew only 2.5% in 2008 and is expected to experience -4.5% growth in 2009. The long-term impact of the economic downturn and any recovery efforts remains unknown.

Although China committed by treaty to preserve for 50 years the economic and social freedoms enjoyed in Hong Kong prior to the reversion, the continuation of the economic system in Hong Kong going forward will be dependent on the Chinese government, and there can be no assurances that the commitment made by China regarding Hong Kong will be maintained. Prior to the reversion, legislation was enacted in Hong Kong designed to extend democratic voting procedures for Hong Kong's legislature. The Basic Law stipulates that, after a review in 2007, elections for Chief Executive and all members of the Legislative Council may be held by universal suffrage, which is the "ultimate aim" set by the Basic Law. However, China's current administration has taken a hard line on such steps that it thinks may lead to the democratization of Hong Kong, calling into question China's commitment to the "one country, two systems" model and to reform in general. Additionally, Hong Kong recently proposed legislation to implement Article 23 of the Basic Law, which stipulates that Hong Kong should enact laws on its own to prohibit any act of treason, secession, sedition or subversion against the central government of China. The draft legislation has since been withdrawn due to local and international concerns, most notably a mass protest rally on July 1st, 2003, organized in an effort to protect Hong Kong's rights and freedoms as guaranteed in the Basic Law and to uphold the "one country, two systems" principle. Any increase in uncertainty as to the future economic and political status of Hong Kong could have a materially adverse effect on the value of the Trust. The Sponsor is unable to predict the level of market liquidity or volatility which may occur as a result of a change in Hong Kong's economic or political status, both of which may negatively impact such Trust and the value of the Units.

The currency crisis which affected a majority of Asian markets in mid-1997 and beyond has forced Hong Kong leaders to address whether to devalue the Hong Kong dollar or maintain its peg to the U.S. dollar. During the volatile markets of 1998, the Hong Kong Monetary Authority (the "HKMA") acquired the common stock of certain Hong Kong issuers listed on the Hong Kong Stock Exchange in an effort to stabilize the Hong Kong dollar and thwart currency speculators. Government intervention may hurt Hong Kong's reputation as a free market and increases concerns that authorities are not willing to let Hong Kong's currency system function autonomously. This may undermine confidence in the Hong Kong dollar's peg to the U.S. dollar. Any downturn in economic growth or increase in the rate of inflation in China or Hong Kong could have a materially adverse effect on the value of the Trust.

Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets. For example, the Hang Seng Index declined by approximately 31% in October, 1997 as a result of speculation that the Hong Kong dollar would become the next victim of the Asian currency crisis, and in 1989, the Hang Seng Index dropped 1,216 points (approximately 58%) in early June following the events at Tiananmen Square. During 1994, the Hang Seng Index lost approximately 31% of its value. From January through August of 1998, during a period marked by international economic instability and a global currency crisis, the Hang Seng Index declined by nearly 27%. Due to the outbreak of the Severe Acute Respiratory Syndrome (SARS) during March to May of 2003, the Hang Seng Index suffered a significant decrease. Also, the Hang Seng Index rose approximately 27% from June 2006 until the end of November 2006, at which time it suffered its largest one-day loss in five years. The Hang Seng Index is subject to change, and de-listing of any issues may have an adverse impact on the performance of the Trust, although de-listing would not necessarily result in the disposal of the stock of these companies, nor would it prevent the Trust from purchasing additional de-listed Securities. In recent years, a number of companies have de-listed from the Hang Seng Index. In addition, as a result of Hong Kong's reversion to Chinese sovereignty, an increased number of Chinese companies could become listed on the Hong Kong Stock Exchange, thereby changing the composition of the stock market and, potentially, the composition of the Hang Seng Index.

Investment in securities issued by companies organized, doing business or traded in China or its territorial possessions involves risks not typically associated with investments in securities of U.S. companies. For many centuries, the economy of the People's Republic of China was largely closed by geography as well as by government policy. Large-scale foreign investment in China's economy began during the middle of the 19th century and was curtailed after 1949 when the Communist government barred foreign investment. Political and economic structures in China are undergoing significant evolution and rapid development and may lack the social, political and economic stability characteristics of the United States. In 1978, China began implementing an economic reform program in an effort to revitalize the economy and improve the standard of living. Since that time, the Chinese government's economic policies have allowed for an increasing degree of liberalization from a centrally-planned economy to a more market-oriented economy. In October 1992, the National People's Congress called for a "socialist market economy" in which full reign should be given to market forces with the government limiting its role to setting and implementing broad macro-economic policies. As part of the economic reforms, managers of enterprises have been granted more decision-making powers and responsibilities in relation to matters such as production, marketing, use of funds, and employment and disciplining of staff.

Economic reform in China, designed to replace Communist style central planning, has proceeded largely by trial and error aimed at achieving the fastest possible change with the minimum social dislocation. The reform process has not always been even, however, as it has generally proceeded in a direction toward increased openness and decentralization of economic decision-making. While there is a broad base of support for these reforms, there can be no assurance that current or future reforms in economic, trade and investment policies will be successful. Despite recent reforms, the Chinese Communist Party continues to play the leading role in formulating policy and selecting and providing personnel at all levels of government. In addition, a significant portion of China's output continues to be derived from state-owned enterprises and, therefore, the Chinese government maintains control over a significant range of products, including the production obligations and prices of such products. However, China is firmly committed to opening to the outside world. The Chinese leadership has identified reform of state industries and the establishment of a social safety network as government priorities. Government strategies for achieving these goals include large scale privatization of inefficient and unprofitable state-owned enterprises and development of a pension system for workers. The leadership has also downsized the government bureaucracy. Of course, there can be no assurance that reform efforts will be successful and in certain economies, such as the former Soviet-bloc countries, reform efforts have experienced difficulties.

The development of China's economy has been characterized by the adoption, since 1953, of Five Year Plans and Twenty Year Plans carried out under the supervision of the State Planning Commission which reports to the State Council, China's highest executive body (the National People's Congress is the highest authority and law-making body). The next five years represent a critical period in China's existence. To investors and firms, China represents a vast market that has yet to be fully tapped. This point is best illustrated by the rapid growth of cell phone and Internet users in China. Educationally, China is forging ahead as partnerships and exchanges with foreign universities have helped create new research opportunities for its students. However, other issues, especially human rights, remain a concern among members of the world community. To the extent that the Chinese Government responds positively to these concerns, relations with concerned countries should grow stronger.

The Chinese economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. The stability of China's economic policies has however, increased following its membership in December 2001 in the World Trade Organization. Additionally, the 2008 Summer Olympic Games provided China, especially Beijing, with international exposure which has the potential to lead to higher demand for Chinese businesses and investment sustainability for the Chinese economy.

The willingness and ability of the Chinese government to support the Chinese economy and market is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, and its market is relatively new and undeveloped. Changes in government policy could significantly affect the markets in China. A small number of industries, including the commercial banking industry, which can be significantly affected by interest rate and currency fluctuations, changes in market regulation, and political and economic developments in the Asian region, represent a large portion of the Chinese market as a whole. Given the still-developing nature of laws impacting China region securities markets and corporate entities, changes in regulatory policy could have a material adverse affect on the Securities.

Japan. Although the market for Japanese stocks traded on the First Section of the Tokyo Stock Exchange (the "TSE") is substantial in terms of trading volume and liquidity, the TSE has nonetheless exhibited significant market volatility in the past several years. The general weakness in TSE prices since 1989 has adversely affected financial institutions (including banks and insurance companies) heavily invested in the market, in turn contributing to weakness in the Japanese economy.

Reports of official improprieties, resignations and political realignments have recently been followed by significant economic reforms. There is currently uncertainty as to the future of Japan's political outlook (including the influence and effectiveness of Japan's bureaucracy) and the impact of these political factors on the Japanese economy and the stock market.

While Japan's long-term prospects are considered good, it continues to recover from the worst period of stagnation since World War II. Strains on the financial system in the form of non-performing loans and financial institutions and real estate companies had been one of the major causes of Japan's economic weakness. The bad debt problem required and may continue to require disproportionate contributions by major banks, and contributed to the insolvency of several major financial institutions as well as the restriction of credit in the domestic economy. Japanese exports could be adversely affected by pressure from trading partners-particularly the United States-to improve trade imbalances.

However, recently the Government has undertaken certain measures to simulate the domestic economy and to support financial institutions. The Japanese economy is now in its longest postwar expansion period after more than a decade of recession.

On March 11, 2011, a massive earthquake and resulting tsunami struck the northeast coast of Japan destroying homes and infrastructure and severely damaging a nuclear power plant. This has resulted in a nuclear crisis that has prompted evacuations and uncertainty as to possible long-term contamination in the area. Japanese securities markets have reacted with volatility and there has been a slow down of the pace of business as a result of widespread power shortages and extensive destruction of infrastructure. The extent to which these and other factors will delay reconstruction efforts in Japan and negatively impact the business environment in the country is unknown, but may be significant.

United Kingdom. The emphasis of the United Kingdom's economy is in the private services sector, which includes the wholesale and retail sector, banking, finance, insurance and tourism. Services as a whole account for a majority of the United Kingdom's gross national product and makes a significant contribution to the country's balance of payments. The portfolios of the Trusts may contain common stocks of British companies engaged in such industries as banking, chemicals, building and construction, transportation, telecommunications and insurance. Many of these industries may be subject to government regulation, which may have a materially adverse effect on the performance of their stock. Gross domestic product (GDP) growth slipped in 2001-03 as the global downturn, the high value of the pound, and the bursting of the "new economy" bubble hurt manufacturing and exports. Still, the economy is one of the strongest in Europe with low inflation, interest rates and unemployment. The United Kingdom is a member of the European Union (the "EU") which was created through the formation of the Maastricht Treaty on European Union in late 1993. The Treaty has had the effect of eliminating most remaining trade barriers between the 15 member nations and has made Europe one of the largest common markets in the world. However, the effective implementation of the Treaty provisions is an ongoing process, and the rate at which trade barriers continue to be eliminated is uncertain at this time. Furthermore, the recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and Europe and the impact of such development upon the value of Securities issued by United Kingdom companies impossible to predict.

A majority of the EU members converted their existing sovereign currencies to a common currency (the "euro") on January 1, 1999. The United Kingdom did not participate in this conversion on January 1, 1999 and the Sponsor is unable to predict if or when the United Kingdom will convert to the euro. The relatively good economic performance as of late has complicated the current regime's efforts to make a case for the United Kingdom to join the European Economic and Monetary Union (EMU), although the government has stipulated that a public referendum on adopting the euro will occur only after five economic tests are met. The five tests are concerned with the compatibility of the United Kingdom's business cycles and economic structures with EMU membership, the sufficiency of flexibility to react to potential shocks after accession, the creation of better conditions for firms looking to make long-term investments in the United Kingdom, the maintenance of the United Kingdom's competitive position and, finally, the promotion of higher growth, stability and lasting job creation. Most expect that a referendum will not take place until after the next general election. The Sponsor is unable to predict what impact, if any, adoption of the euro by the United Kingdom will have on any of the Securities issued by United Kingdom companies in the Trusts.

Foreign Issuers. Since all of the Securities in the MSCI EAFE Target 20 Portfolio and the NYSE (R) International Target 25 Portfolio and certain of the Securities in certain other Trusts consist of securities of foreign issuers, an investment in these Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, as amended, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for such Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rates" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to such Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to such Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of such Trusts to satisfy their obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to a Trust relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by a Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Emerging Markets. An investment in Units of certain of the Trusts should be made with an understanding of the risks inherent with investing in certain smaller and emerging markets. Compared to more mature markets, some emerging markets may have a low level of regulation, enforcement of regulations and monitoring of investors' activities. Those activities may include practices such as trading on material non-public information. The securities markets of developing countries are not as large as the more established securities markets and have substantially less trading volume, resulting in a lack of liquidity and high price volatility. There may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries as well as a high concentration of investors and financial intermediaries. These factors may adversely affect the timing and pricing of the acquisition or disposal of securities.

In certain emerging markets, registrars are not subject to effective government supervision nor are they always independent from issuers. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists, which, along with other factors, could result in the registration of a shareholding being completely lost. Investors should therefore be aware that the Trust could suffer loss arising from these registration problems. In addition, the legal remedies in emerging markets are often more limited than the remedies available in the United States.

Practices pertaining to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in large part because of the need to use brokers and counterparties who are less well capitalized, and custody and registration of assets in some countries may be unreliable. As a result, brokerage commissions and other fees are generally higher in emerging markets and the procedures and rules governing foreign transactions and custody may involve delays in payment, delivery or recovery of money or investments. Delays in settlement could result in investment opportunities being missed if the Trust is unable to acquire or dispose of a security. Certain foreign investments may also be less liquid and more volatile than U.S. investments, which may mean at times that such investments are unable to be sold at desirable prices.

Political and economic structures in emerging markets often change rapidly, which may cause instability. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalization, intervention in the securities market and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these could be repeated in the future. In addition to withholding taxes on investment income, some governments in emerging markets may impose different capital gains taxes on foreign investors. Foreign investments may also be subject to the risks of seizure by a foreign government and the imposition of restrictions on the exchange or export of foreign currency. Additionally, some governments exercise substantial influence over the private economic sector and the political and social uncertainties that exist for many developing countries are considerable.

Another risk common to most developing countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructures and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a large degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices which, in turn, may be affected by a variety of factors.

Exchange Rates. The Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target 50/50 Portfolio, the Target Dividend Multi-Strategy Portfolio, the Target Focus Five Portfolio and the Target VIP Conservative Equity Portfolio contain Securities that are principally traded in foreign currencies and as such, involve investment risks that are substantially different from an investment in a fund which invests in securities that are principally traded in United States dollars. The United States dollar value of the portfolio (and hence of the Units) and of the distributions from the portfolio will vary with fluctuations in the United States dollar foreign exchange rates for the relevant currencies. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the rate of inflation in the respective economies compared to the United States, the impact of interest rate differentials between different currencies on the movement of foreign currency rates, the balance of imports and exports goods and services, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries.

The post-World War II international monetary system was, until 1973, dominated by the Bretton Woods Treaty which established a system of fixed exchange rates and the convertibility of the United States dollar into gold through foreign central banks. Starting in 1971, growing volatility in the foreign exchange markets caused the United States to abandon gold convertibility and to effect a small devaluation of the United States dollar. In 1973, the system of fixed exchange rates between a number of the most important industrial countries of the world, among them the United States and most Western European countries, was completely abandoned. Subsequently, major industrialized countries have adopted "floating" exchange rates, under which daily currency valuations depend on supply and demand in a freely fluctuating international market. Many smaller or developing countries have continued to "peg" their currencies to the United States dollar although there has been some interest in recent years in "pegging" currencies to "baskets" of other currencies or to a Special Drawing Right administered by the International Monetary Fund. In Europe, the euro has been developed. Currencies are generally traded by leading international commercial banks and institutional investors (including corporate treasurers, money managers, pension funds and insurance companies). From time to time, central banks in a number of countries also are major buyers and sellers of foreign currencies, mostly for the purpose of preventing or reducing substantial exchange rate fluctuations.

Exchange rate fluctuations are partly dependent on a number of economic factors including economic conditions within countries, the impact of actual and proposed government policies on the value of currencies, interest rate differentials between the currencies and the balance of imports and exports of goods and services and transfers of income and capital from one country to another. These economic factors are influenced primarily by a particular country's monetary and fiscal policies (although the perceived political situation in a particular country may have an influence as well-particularly with respect to transfers of capital). Investor psychology may also be an important determinant of currency fluctuations in the short run. Moreover, institutional investors trying to anticipate the future relative strength or weakness of a particular currency may sometimes exercise considerable speculative influence on currency exchange rates by purchasing or selling large amounts of the same currency or currencies. However, over the long term, the currency of a country with a low rate of inflation and a favorable balance of trade should increase in value relative to the currency of a country with a high rate of inflation and deficits in the balance of trade.

The following tables set forth, for the periods indicated, the range of fluctuation concerning the equivalent U.S. dollar rates of exchange and end-of-month equivalent U.S. dollar rates of exchange for the United Kingdom pound sterling, the Hong Kong dollar, the euro, the Japanese Yen, the Singapore dollar and the Australian dollar:

                         Foreign Exchange Rates

              Range of Fluctuations in Foreign Currencies


           United Kingdom
Annual     Pound Sterling/           Hong Kong/       Euro/                Japanese Yen/      Singapore/        Australia/
Period     U.S. Dollar               U.S. Dollar      U.S. Dollar          U.S. Dollar        U.S. Dollar       U.S. Dollar
_____      ______________            ___________      ___________          _____________      ___________       ___________
1983       0.616-0.707               6.480-8.700
1984       0.670-0.864               7.774-8.050
1985       0.672-0.951               7.729-7.990
1986       0.643-0.726               7.768-7.819
1987       0.530-0.680               7.751-7.822
1988       0.525-0.601               7.764-7.912
1989       0.548-0.661               7.775-7.817
1990       0.504-0.627               7.740-7.817
1991       0.499-0.624               7.716-7.803
1992       0.499-0.667               7.697-7.781
1993       0.630-0.705               7.722-7.766
1994       0.610-0.684               7.723-7.750
1995       0.610-0.653               7.726-7.763                            80.630-104.550    1.389-1.466       1.289-1.411
1996       0.583-0.670               7.732-7.742                           103.450-116.210    1.394-1.426       1.225-1.363
1997       0.584-0.633               7.708-7.751                           111.260-130.880    1.399-1.699       1.253-1.538
1998       0.584-0.620               7.735-7.749                           113.600-147.260    1.584-1.792       1.456-1.797
1999       0.597-0.646               7.746-7.775      0.845-0.999          101.640-124.320    1.654-1.736       1.488-1.639
2000       0.605-0.715               7.774-7.800      0.968-1.209          101.450-114.410    1.656-1.759       1.499-1.961
2001       0.678-0.707               7.798-7.800      1.045-1.194          113.570-131.790    1.727-1.856       1.749-2.087
2002       0.621-0.709               7.799-7.800      0.953-1.164          115.810-134.710    1.733-1.852       1.737-1.974
2003       0.560-0.636               7.742-7.800      0.794-0.929          106.970-121.690    1.700-1.784       1.330-1.779
2004       0.514-0.568               7.763-7.800      0.738-0.844          102.080-114.510    1.631-1.728       1.253-1.465
2005       0.518-0.583               7.752-7.800      0.743-0.857          102.050-121.040    1.619-1.706       1.252-1.381
2006       0.509-0.576               7.753-7.792      0.755-0.839          109.760-119.780    1.534-1.661       1.264-1.419
2007       0.481-0.509               7.750-7.826      0.683-0.767          107.410-123.900    1.440-1.545       1.071-1.298
2008       0.502-0.685               7.750-7.804      0.633-0.788           90.640-108.800    1.356-1.513       1.043-1.526
2009       0.598-0.698               7.750-7.755      0.666-0.789          86.410-  98.960    1.384-1.547       1.092-1.569
2010       0.624-0.688               7.751-7.789      0.717-0.817          80.400-  93.850    1.283-1.407       0.977-1.189

Source: Bloomberg L.P.


                                                 End of Month Exchange Rates
                                                   for Foreign Currencies

                  United Kingdom                                        Japanese
Monthly           Pound Sterling/   Hong Kong/        Euro/             Yen/              Singapore/        Australia/
Period            U.S. Dollar       U.S.Dollar        U.S. Dollar       U.S. Dollar       U.S. Dollar       U.S. Dollar
________          ______________    __________        ___________       ___________       ___________       ___________
2008:
 January             .503              7.797             .673           106.450             1.417             1.116
 February            .505              7.782             .659           103.740             1.395             1.074
 March               .504              7.783             .633            99.690             1.376             1.095
 April               .503              7.794             .640           103.910             1.356             1.060
 May                 .505              7.804             .643           105.510             1.362             1.046
 June                .502              7.797             .635           106.210             1.360             1.043
 July                .504              7.802             .641           107.910             1.367             1.061
 August              .549              7.804             .682           108.800             1.416             1.166
 September           .562              7.765             .710           106.110             1.435             1.262
 October             .622              7.750             .786            98.460             1.484             1.497
 November            .650              7.750             .788            95.520             1.513             1.526
 December            .685              7.750             .716            90.640             1.430             1.423
2009:
 January             .688              7.755             .780            89.920             1.510             1.569
 February            .698              7.755             .789            97.570             1.547             1.565
 March               .698              7.750             .755            98.960             1.523             1.447
 April               .676              7.750             .756            98.630             1.481             1.378
 May                 .618              7.752             .706            95.340             1.444             1.248
 June                .608              7.750             .713            96.360             1.447             1.240
 July                .598              7.750             .701            94.680             1.439             1.196
 August              .614              7.751             .698            93.120             1.441             1.185
 September           .626              7.750             .683            89.700             1.410             1.133
 October             .608              7.750             .679            90.090             1.400             1.111
 November            .608              7.750             .666            86.410             1.384             1.092
 December            .618              7.754             .698            93.020             1.405             1.114
2010:
 January             .626              7.765             .721            90.270             1.407             1.131
 February            .656              7.763             .734            88.970             1.406             1.117
 March               .659              7.764             .740            93.470             1.399             1.090
 April               .655              7.764             .752            93.850             1.371             1.082
 May                 .688              7.787             .813            91.260             1.400             1.182
 June                .669              7.789             .817            88.430             1.399             1.189
 July                .637              7.767             .766            86.470             1.360             1.123
 August              .652              7.778             .789            84.200             1.356             1.106
 September           .636              7.759             .733            83.530             1.316             1.034
 October             .624              7.751             .717            80.400             1.294             1.017
 November            .643              7.766             .770            83.690             1.320             1.043
 December            .641              7.770             .747            81.120             1.283             0.977
2011:
 January             .624              7.797             .730            82.040             1.280             1.003
 February            .615              7.788             .724            81.780             1.272             0.982
 March               .624              7.779             .706            83.130             1.260             0.968

Source: Bloomberg L.P.

The Evaluator will estimate current exchange rates for the relevant currencies based on activity in the various currency exchange markets. However, since these markets are volatile and are constantly changing, depending on the activity at any particular time of the large international commercial banks, various central banks, large multi-national corporations, speculators and other buyers and sellers of foreign currencies, and since actual foreign currency transactions may not be instantly reported, the exchange rates estimated by the Evaluator may not be indicative of the amount in United States dollars the Trusts would receive had the Trustee sold any particular currency in the market. The foreign exchange transactions of the Trusts will be conducted by the Trustee with foreign exchange dealers acting as principals on a spot (i.e., cash) buying basis. Although foreign exchange dealers trade on a net basis, they do realize a profit based upon the difference between the price at which they are willing to buy a particular currency (bid price) and the price at which they are willing to sell the currency (offer price).

REITs. An investment in Units of the S&P Target 24 Portfolio, the Target 50/50 Portfolio, the Target Global Dividend Leaders Portfolio and the Target VIP Conservative Equity Portfolio should be made with an understanding of risks inherent in an investment in U.S.-based REITs specifically and real estate generally (in addition to securities market risks). Generally, these include economic recession, the cyclical nature of real estate markets, competitive overbuilding, unusually adverse weather conditions, changing demographics, changes in governmental regulations (including tax laws and environmental, building, zoning and sales regulations), increases in real estate taxes or costs of material and labor, the inability to secure performance guarantees or insurance as required, the unavailability of investment capital and the inability to obtain construction financing or mortgage loans at rates acceptable to builders and purchasers of real estate. Additional risks include an inability to reduce expenditures associated with a property (such as mortgage payments and property taxes) when rental revenue declines, and possible loss upon foreclosure of mortgaged properties if mortgage payments are not paid when due.

REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate directly in real estate ownership or financing. REITs are generally fully integrated operating companies that have interests in income-producing real estate. Equity REITs emphasize direct property investment, holding their invested assets primarily in the ownership of real estate or other equity interests. REITs obtain capital funds for investment in underlying real estate assets by selling debt or equity securities in the public or institutional capital markets or by bank borrowing. Thus, the returns on common equities of the REITs in which the Trust invests will be significantly affected by changes in costs of capital and, particularly in the case of highly "leveraged" REITs (i.e., those with large amounts of borrowings outstanding), by changes in the level of interest rates. The objective of an equity REIT is to purchase income-producing real estate properties in order to generate high levels of cash flow from rental income and a gradual asset appreciation, and they typically invest in properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities.

REITs are a creation of the tax law. REITs essentially operate as a corporation or business trust with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of Sections 856 through 860 of the Internal Revenue Code. The major tests for tax-qualified status are that the REIT (i) be managed by one or more trustees or directors, (ii) issue shares of transferable interest to its owners, (iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distributed at least 95% of its taxable income to its shareholders each year. If any REIT in the Trust's portfolio should fail to qualify for such tax status, the related shareholders (including the Trust) could be adversely affected by the resulting tax consequences.

The underlying value of the Securities and the Trust's ability to make distributions to Unit holders may be adversely affected by changes in national economic conditions, changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics, increased competition from other properties, obsolescence of property, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skill, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in the Trust. The value of the REITs may at times be particularly sensitive to devaluation in the event of rising interest rates.

REITs may concentrate investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Investors should be aware the REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for pass-through of income under the Internal Revenue Code, and to maintain exemption from the Investment Company Act of 1940. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its right as mortgagee or lessor and to incur significant costs related to protecting its investments. In addition, because real estate generally is subject to real property taxes, the REITs in the Trust may be adversely affected by increases or decreases in property tax rates and assessments or reassessments of the properties underlying the REITs by taxing authorities. Furthermore, because real estate is relatively illiquid, the ability of REITs to vary their portfolios in response to changes in economic and other conditions may be limited and may adversely affect the value of the Units. There can be no assurance that any REIT will be able to dispose of its underlying real estate assets when advantageous or necessary.

The issuer of REITs generally maintains comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, certain types of losses may be uninsurable or not be economically insurable as to which the underlying properties are at risk in their particular locales. There can be no assurance that insurance coverage will be sufficient to pay the full current market value or current replacement cost of any lost investment. Various factors might make it impracticable to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds received by a REIT might not be adequate to restore its economic position with respect to such property.

Under various environmental laws, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in the Trust may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in the Trust.

Small-Cap Companies. While historically small-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of these companies may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Trusts which contain these Securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

Litigation

Microsoft Corporation. Microsoft Corporation has been engaged in antitrust and unfair competition litigation with the U.S. Department of Justice, the District of Columbia, and several states. Microsoft reached a settlement in 2001 with the U.S. Department of Justice which was joined by nineteen states, while three other states reached separate settlements.

Microsoft is also involved in class action lawsuits alleging unfair competition and monopolization of markets for operating systems and certain software. The classes have consisted of both direct and indirect purchasers of Microsoft products. As of February 14, 2007, damages claims brought in class action cases by indirect purchasers have been dismissed under federal law and in 16 states. Additionally, two states have refused to certify these classes. However, classes have been certified in several states, and Microsoft has reached settlement agreements with many of these classes. The settlement agreements have received final approval in 17 states and the District of Columbia. Two other states have granted preliminary approval of settlements. The settlement agreements generally grant the class members vouchers entitling the holder to reimbursement.

Microsoft had also been involved in antitrust and unfair competition litigation in Europe. On March 24, 2004, the European Commission (the "Commission") found that Microsoft violated the European Union Treaty's competition rules by abusing its market power. The Commission found that Microsoft abused its power by deliberately limiting the interoperability between PCs and non-Microsoft servers and bundling Windows Media Player with its Windows operating system. As remedial measures, Microsoft was ordered to disclose certain interface documentation to allow non-Microsoft servers to interact with Windows PCs and servers, and it was ordered to develop a new version of its Windows operating system without Windows Media Player. Microsoft was also fined $605 million by the Commission, and it was fined $351 million in 2006 for failure to comply with the Commission's disclosure order of 2004. Microsoft was fined again in February 2008, in the amount of $1.35 billion, for failure to comply with the 2004 order. Two additional investigations were initiated in January 2008 involving the interoperability and bundling of Microsoft products. On December 16, 2009, the Commission agreed to settle its remaining antitrust issues with Microsoft in exchange for a legally binding commitment from Microsoft. Pursuant to the settlement agreement, Microsoft will provide a pop-up screen which will offer users an option to replace Microsoft's Internet Explorer with a competitor's Web browser. Microsoft will provide this pop-up screen for five years and report its progress every six months to the Commission. In addition, Microsoft agreed to a public undertaking which will further the interoperability of Microsoft products with non-Microsoft technologies.

The Korean Fair Trade Commission ("KFTC") made similar anti-competitive findings regarding the bundling of instant messaging software and Windows Media Player with Microsoft's Windows operating systems. The KFTC issued an order in December 2005 which imposed a fine of $35 million and required a modified version of Windows be made available. On August 23, 2006, versions of Microsoft Windows mandated by the KFTC were released.

Microsoft is involved in several other lawsuits arising from both intellectual property issues and the normal operations of business. It is impossible to predict what impact any future litigation or settlement will have on Microsoft or the value of its stock.

Tobacco Industry. Certain of the issuers of Securities in certain Trusts may be involved in the manufacture, distribution and sale of tobacco products. Pending litigation proceedings against such issuers in the United States and abroad cover a wide range of matters including product liability and consumer protection. Damages claimed in such litigation alleging personal injury (both individual and class actions), and in health cost recovery cases brought by governments, labor unions and similar entities seeking reimbursement for healthcare expenditures, aggregate many billions of dollars.

In November 1998, five of the largest tobacco companies in the United States entered into the Tobacco Master Settlement Agreement ("MSA") with 46 states to settle state lawsuits to recover costs associated with treating smoking-related illnesses. According to the MSA, the tobacco industry is projected to pay the settling states in excess of $200 billion over 25 years. Four states settled their tobacco cases separately from the MSA.

In March 2001, five states initiated court proceedings to stop R.J. Reynolds Tobacco Company ("R.J. Reynolds") from violating provisions of the MSA. The lawsuits, filed in state courts of Arizona, California, New York, Ohio and Washington, seek enforcement of restrictions on marketing, advertising and promotional activities that R.J. Reynolds agreed to under the terms of the MSA. In June 2002, a California court ruled that R.J. Reynolds unlawfully placed cigarette ads in magazines with a large percentage of readers aged 12-17, in violation of the MSA. As a result, R.J. Reynolds was ordered to pay $20 million in sanctions plus attorneys' fees and costs. An Arizona court also found R.J. Reynolds had violated the MSA. In July 2004, R.J. Reynolds and Brown & Williamson Tobacco Corporation ("B&W") combined R.J. Reynolds and the U.S. assets, liabilities and operations of B&W to form Reynolds American Inc.

On December 15, 2005, the Illinois Supreme Court reversed a $10.1 billion verdict against Altria Group's Philip Morris USA division ("Philip Morris") in what is known as the Price case, ordering a lower court to dismiss the case in which the company was accused of defrauding customers into thinking "light" cigarettes were safer than regular ones. The Court held that the Federal Trade Commission specifically authorized the use of "light" and "low tar" to describe the cigarettes, and, therefore, Philip Morris is not liable under the Illinois Consumer Fraud Act, even if the terms may be deemed false, deceptive or misleading. The case was decided on the basis of a state statute and not federal preemption. The initial $10.1 billion judgment in the Price case was handed down against Philip Morris by a trial court judge in March 2003. The Illinois Supreme Court took the unusual step of bypassing the appellate court in hearing the case on appeal directly from the trial court. The size of the original award put the company at risk for filing bankruptcy protection. In addition, because Philip Morris accounts for more than half of the annual tobacco-settlement payments to the states under the 1998 MSA, such payments could have been in jeopardy. On May 5, 2006 the Illinois Supreme Court denied the plaintiff's motion for a rehearing, and on November 27, 2006 the Supreme Court of the United States denied certiorari.

In a suit brought by the Department of Justice against Altria and other cigarette companies, a U.S. District Court ruled on August 17, 2006, that the defendants violated the Racketeer Influenced and Corrupt Organizations Act ("RICO"). However, the court refused to grant the $10 billion smoking cessation campaign and $4 billion youth counter-marketing campaign remedies requested by the government. The court did rule that Philip Morris must remove "light" and "ultra light" from its packaging. Altria is appealing this verdict.

On July 6, 2006, the Florida Supreme Court decertified a class and overturned a trial court's $145 billion punitive damages award against Philip Morris as excessive and improper as a matter of law.

On December 15, 2008 the Supreme Court of the United States ruled that consumers may sue Philip Morris under state unfair trade laws. The Court held that neither the Federal Trade Commission's actions nor the Labeling Act, which sets forth the required cigarette warning labels, preempted a lawsuit based on state law. The Court noted that the Labeling Act mandates labels aimed at providing adequate health warnings, and it bars states from requiring additional health warnings. But the Labeling Act does not prevent claims that cigarettes labeled as "light" or "low tar" are fraudulent, deceptive or misleading.

Additional pending and future litigation and/or legislation could adversely affect the value, operating revenues, financial position and sustainability of tobacco companies. The Sponsor is unable to predict the outcome of litigation pending against tobacco companies or how the current uncertainty concerning regulatory and legislative measures will ultimately be resolved. These and other possible developments may have a significant impact upon both the price of such Securities and the value of Units of Trusts containing such Securities.

Concentrations

When at least 25% of a Trust's portfolio is invested in securities issued by companies within a single sector, the Trust is considered to be concentrated in that particular sector. A portfolio concentrated in a single sector may present more risks than a portfolio broadly diversified over several sectors.

The Dow(R) Target 5 Portfolio is concentrated in stocks of health care companies. The Global Target 15 Portfolio and the The NYSE(R) International Target 25 Portfolio are concentrated in stocks of financial companies. The Nasdaq(R) Target 15 Portfolio, the Target Small- Cap Portfolio and the Value Line(R) Target 25 Portfolio are concentrated in stocks of information technology companies. The S&P Target SMid 60 Portfolio, the Target VIP Conservative Equity Portfolio and the Value Line(R) Diversified Target 40 Portfolio are concentrated in stocks of consumer product companies. The Target 50/50 Portfolio is concentrated in stocks of utility companies.

Consumer Products. The general problems and risks inherent in an investment in the consumer products sector include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low-cost foreign competition), unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. In general, expenditures on consumer products will be affected by the economic health of consumers. A weak economy with its consequent effect on consumer spending would have an adverse effect on consumer products companies. Other factors of particular relevance to the profitability of the sector are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

Financials. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets, in commercial and residential real estate loans or any particular segment or industry; and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Banks and thrifts traditionally receive a significant portion of their revenues from consumer mortgage fee income as a result of activity in mortgage and refinance markets. As home purchasing and refinancing activity has subsided, this revenue has diminished. Economic conditions in the real estate markets have deteriorated, leading to asset write-offs and decreased liquidity in the credit markets, which can have a substantial negative effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Difficulties in the mortgage and broader credit markets have resulted in decreases in the availability of funds. Financial performance of many banks and thrifts, especially in securities collateralized by mortgage loans has deteriorated.

In response to recent market and economic conditions, the United States Government, particularly the U.S. Department of the Treasury ("U.S. Treasury"), the Federal Reserve Board ("FRB"), and the Federal Deposit Insurance Corporation ("FDIC") have taken a variety of extraordinary measures including capital injections, guarantees of bank liabilities and the acquisition of illiquid assets from banks designed to provide fiscal stimulus, restore confidence in the financial markets and to strengthen financial institutions. The Emergency Economic Stabilization Act of 2008 ("EESA") gave the U.S. Treasury $700 billion to purchase bad mortgage-related securities that caused much of the difficulties experienced by financial institutions and the credit markets in general. Additionally, the American Recovery and Reinvestment Act of 2009 ("ARRA") was signed into law in February, 2009. The EESA and ARRA, along with the U.S. Treasury's Capital Purchase Program (which provides for direct purchases by the U.S. Treasury of equity from financial institutions), contain provisions limiting the way banks and their holding companies are able pay dividends, purchase their own common stock, and compensate officers. Furthermore, participants have been subject to forward looking stress tests to determine if they have sufficient capital to withstand certain economic scenarios, including situations more severe than the current recession. As a result of these stress tests, some financial institutions were required to increase their level of capital through a combination of asset sales, additional equity offerings and the conversion of preferred shares into common stock. The long-term effects of the EESA, ARRA, and the stress tests are not yet known and cannot be predicted. This uncertainty may cause increased costs and risks for the firms associated with the respective programs.

Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the FDIC, can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

In light of the current credit market difficulties, the U.S. Government is considering changes to the laws and regulatory structure. New legislation and regulatory changes could cause business disruptions, result in significant loss of revenue, limit financial firms' ability to pursue business opportunities, impact the value of business assets and impose additional costs that may adversely affect business. There can be no assurance as to the actual impact these laws and their implementing regulations, or any other governmental program, will have on the financial markets. Currently the FRB, FDIC, Securities and Exchange Commission, Office of Comptroller of the Currency (a bureau of the U.S. Treasury which regulates national banks), and the U.S. Commodities Futures Trading Commission (which oversees commodity futures and option markets) all play a role in the supervision of the financial markets. On July 21, 2010 the President signed into law the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Reform Act"). The Reform Act calls for swift government intervention which includes the creation of new federal agencies that will have a direct impact on the financial, banking and insurance industries. Provisions of the Reform Act include the creation of a Financial Oversight Council to advise the FRB on the identification of firms who failure could pose a threat to financial stability due to their combination of size, leverage, and interconnectedness. Additionally, these financial firms would be subject to increased scrutiny concerning their capital, liquidity, and risk management standards. Provisions of the Reform Act would create a the National Bank Supervisor to conduct prudential supervision regulation of all federally chartered depository institutions, and all federal branches and agencies of foreign banks. This single regulator would oversee the entire banking industry, thereby leading to potential risks, costs and unknown impacts on the entire financial sector.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in the recent past. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act of 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991, the Riegle-Neal Interstate Banking and Branching Efficiency Act of 1994 and the regulations promulgated under these laws. In 1999, the Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act which separated the banking, insurance and securities industries. Banks and thrifts now face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies. Banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation has resulted in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations and legislation to liberalize interstate banking has been signed into law. Under the legislation, banks are able to purchase or establish subsidiary banks in any state. S ince mid-1997, banks have been allowed to turn existing banks into branches, thus leading to continued consolidation.

The Securities and Exchange Commission and the Financial Accounting Standards Board ("FASB") require the expanded use of market value accounting by banks and have imposed rules requiring mark-to-market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Accounting Standards Codification 820, "Fair Value Measurements and Disclosures" (formerly Statement of Financial Accounting Standards No. 157) changed the requirements of mark-to-market accounting and determining fair value when the volume and level of activity for the asset or liability has significantly decreased. These changes and other potential changes in financial accounting rules and valuation techniques may have a significant impact on the banking and financial services industries in terms of accurately pricing assets or liabilities.

Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in a Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or change the dollar amount or number of deposits insured for any depositor. On October 3, 2008, EESA increased the maximum amount of federal deposit insurance coverage payable as to any certificate of deposit from $100,000 to $250,000 per depositor until December 31, 2013. The impact of this reform is unknown and could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on a Trust's portfolio.

The Federal Bank Holding Company Act of 1956 ("BHC Act") generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining FRB approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies in which the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Negative economic events in the credit markets have led some firms to declare bankruptcy, forced short-notice sales to competing firms, or required government intervention by the FDIC or through an infusions of Troubled Asset Relief Program funds. Consolidation in the industry and the volatility in the stock market have negatively impacted investors.

Additionally, government intervention has required many financial institutions to become bank holding companies under the BHC Act. Under the system of functional regulation established under the BHC Act, the FRB supervises bank holding companies as an umbrella regulator. The BHC Act and regulations generally restrict bank holding companies from engaging in business activities other than the business of banking and certain closely related activities. The FRB and FDIC have also issued substantial risk-based and leverage capital guidelines applicable to U.S. banking organizations. The guidelines define a three-tier framework, requiring depository institutions to maintain certain leverage ratios depending on the type of assets held. If any depository institution controlled by a financial or bank holding company ceases to meet capital or management standards, the FRB may impose corrective capital and/or managerial requirements on the company and place limitations on its ability to conduct broader financial activities. Furthermore, proposed legislation will allow the Treasury and the FDIC to create a resolution regime to "take over" bank and financial holding companies. The "taking over" would be based on whether the firm is in default or in danger of defaulting and whether such a default would have a serious adverse affect on the financial system or the economy. This mechanism would only be used by the government in exceptional circumstances to mitigate these effects. This type of intervention has unknown risks and costs associated with it, which may cause unforeseeable harm in the industry.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multi-line insurance companies. Interest rate levels, general economic conditions and price and marketing competition affect insurance company profits. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations;
(viii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables; and (ix) proposed legislation that would establish the Office of National Insurance within the Treasury. This proposed federal agency would gather information, develop expertise, negotiate international agreements, and coordinate policy in the insurance sector. This enhanced oversight into the insurance industry may pose unknown risks to the sector as a whole.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980

("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRPs"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRPs fail to do so, and to assign liability to PRPs. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability has not been fully established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Major determinants of future earnings of companies in the financial services sector are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Securities included in the Trust will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

Health Care. These companies include those involved in health care/managed care, hospital management/health services, the creation and development of drugs and biotechnology, and the development of advanced medical devices, instruments and other supplies, all of which have unique potential risks. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have operating losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services.

As the number of older people in the United States increases, the health care system is increasingly burdened by the costs related to chronic illnesses, injuries, disabilities, nursing home care and home health care. These costs may be exaggerated for health care facility operators who may already by events and conditions including fluctuating demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party programs. The challenges presented by an increase in the elderly population may require an increase in spending to improve and expand the health care infrastructure as well as overall reform to the entire health care system.

Legislative proposals concerning health care are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which may include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of health care services, tax incentives and penalties related to health care insurance premiums and promotion of pre-paid health care plans. Recent regulatory changes include Medicare

Prescription Drug Improvement and Modernization Act of 2003, the Deficit Reduction Act of 2005, the Food and Drug Administration Amendments Act of 2007, and the Health Care and Education Affordability Reconciliation Act of 2010.

The possibility of significant health care reform has increased in recent years. President Barack Obama's budget request for the 2010 fiscal year sets aside $634 billion over 10 years to finance reforms to the health care system including the expansion of health care insurance to cover all Americans. If adopted, this reserved funding would be financed in part by $316 billion in various cuts to Medicare and Medicaid, including cutting payments to insurers that contract with the government through Medicare. The effects on health care companies if the budget proposal is approved are uncertain.

President Obama recently signed the Health Care and Education Affordability Reconciliation Act of 2010, which is expected to have significant implications on the health care sector. The goal of the legislation is to provide health insurance coverage for those who do not have it. The measure will require most Americans to purchase health insurance coverage; will add approximately 16 million people to the Medicaid rolls; and will subsidize private coverage for low- and middle-income people. It will also regulate private insurers more closely, banning practices such as denial of care for pre-existing conditions. The implementation of the Act's provisions will take place over the next several years and could cause a decrease in the profitability of companies in the health care sector through increased costs and possible downward pressure on prices charged. The long-term effects of the Act on the health care sector remain uncertain and cannot be predicted.

Information Technology. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trust.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Utilities. General problems of the public utility sector include risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental, nuclear safety and other regulations; regulatory restrictions on the ability to pass increasing wholesale costs along to the retail and business customer; energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the effects of local weather, maturing markets and difficulty in expanding to new markets due to regulatory and other factors; natural or man-made disasters; difficulty obtaining adequate returns on invested capital; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There is no assurance that such public service commissions will, in the future, grant rate increases or that any such increases will be adequate to cover operating and other expenses and debt service requirements. All of the public utilities which are issuers of the Securities in the portfolio have been experiencing many of these problems in varying degrees. Furthermore, utility stocks are particularly susceptible to interest rate risk, generally exhibiting an inverse relationship to interest rates. As a result, utility stock prices may be adversely affected as interest rates rise. The Sponsor makes no prediction as to whether interest rates will rise or fall or the effect, if any, interest rates may have on the Securities in the portfolio. In addition, federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the Securities in the Trust's portfolio to make dividend payments on their Securities.

Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. The value of utility company securities may decline as a result of changes to governmental regulation controlling the utilities industry. The Energy Policy Act of 2005 was enacted on August 8, 2005. Its purpose is to develop a long-term energy policy, and it includes incentives for both traditional and more efficient energy sources. Additionally it eliminates the Public Utility Holding Company Act (PUHCA) of 1935 and replaces it with PUHCA of 2005. The effect of this change is to give federal regulatory jurisdiction to the U.S. Federal Energy Regulatory Commission, rather than the Securities and Exchange Commission, and give states more regulatory control. This is because the Energy Policy Act of 2005 recognized that strong regulations are necessary to ensure consumers are not exploited and to prevent unfair competition. The effects of these changes have not yet been fully realized. However, adverse regulatory changes could prevent or delay utilities from passing along cost increases to customers, which could hinder a utility's ability to meet its obligations to its suppliers.

Additionally, certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other.

Mergers in the utility sector may require approval from several federal and state regulatory agencies. These regulatory authorities could, as a matter of policy, reverse the trend toward deregulation and make consolidation more difficult, or cause delay in the merger process, any of which could cause the prices of these securities to fall. Certain of the issuers of the Securities in the Trust may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remain present until completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere, such as the accident at a plant in Chernobyl, could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United States.

Securities

The following information describes the common stocks selected through the application of each of the Strategies which comprise the various Trusts described in the prospectus.

                   The Dow (R) DART 5 Strategy Stocks

AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

The Home Depot, Inc., headquartered in Atlanta, Georgia, operates do-it-yourself warehouse stores in the United States, Canada and Mexico. These stores sell a wide assortment of building material, home improvement, and lawn and garden products.

International Business Machines Corporation, headquartered in Armonk,
New York, provides customer solutions through the use of advanced information technologies. The company offers a variety of solutions that include services, software, systems, products, financing and technologies.

McDonald's Corporation, headquartered in Oak Brook, Illinois, develops, franchises, operates and services a worldwide system of quick-service restaurants under the name "McDonald's." The company's restaurants prepare, assemble, package and sell a limited menu of moderately-priced foods including hamburgers, chicken, salads, breakfast foods and beverages.

Microsoft Corporation, headquartered in Redmond, Washington, develops, manufactures, licenses and supports a range of software products, including scalable operating systems, server applications, worker productivity applications and software development tools. The company also develops the MSN network of Internet products and services.

                   The Dow (R) DART 10 Strategy Stocks

AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

Hewlett-Packard Company, headquartered in Palo Alto, California, designs, makes and services equipment and systems for measurement, computation and communications including computer systems, personal computers, printers, calculators, electronic test equipment, medical electronic equipment, electronic components and instrumentation for chemical analysis.

The Home Depot, Inc., headquartered in Atlanta, Georgia, operates do-it-yourself warehouse stores in the United States, Canada and Mexico. These stores sell a wide assortment of building material, home improvement, and lawn and garden products.

International Business Machines Corporation, headquartered in Armonk,
New York, provides customer solutions through the use of advanced information technologies. The company offers a variety of solutions that include services, software, systems, products, financing and technologies.

McDonald's Corporation, headquartered in Oak Brook, Illinois, develops, franchises, operates and services a worldwide system of quick-service restaurants under the name "McDonald's." The company's restaurants prepare, assemble, package and sell a limited menu of moderately-priced foods including hamburgers, chicken, salads, breakfast foods and beverages.

Merck & Co., Inc., headquartered in Whitehouse Station, New Jersey, is a leading pharmaceutical concern that discovers, develops, makes and markets a broad range of human and animal health products and services. The company also administers managed prescription drug programs.

Microsoft Corporation, headquartered in Redmond, Washington, develops, manufactures, licenses and supports a range of software products, including scalable operating systems, server applications, worker productivity applications and software development tools. The company also develops the MSN network of Internet products and services.

The Procter & Gamble Company, headquartered in Cincinnati, Ohio, manufactures consumer products worldwide, including detergents, fabric conditioners and hard surface cleaners; products for personal cleansing, oral care, digestive health, hair and skin; paper tissue, disposable diapers and pharmaceuticals; and shortenings, oils, snacks, baking mixes, peanut butter, coffee, drinks and citrus products.

The Travelers Companies, Inc., headquartered in St. Paul, Minnesota, through its subsidiaries, provides commercial and personal property and casualty insurance products and services to businesses, government units, associations and individuals in the United States.

Wal-Mart Stores, Inc., headquartered in Bentonville, Arkansas, is the largest retailer in the United States measured by total revenues. The company operates "Wal-Mart" retail discount department stores, "Wal-Mart Supercenters" and "Sam's" wholesale clubs in the United States and several other countries.

                  The Dow (R) Target 5 Strategy Stocks

AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

Intel Corporation, headquartered in Santa Clara, California, designs, develops, makes and markets advanced microcomputer components and related products at various levels of integration. Principal components consist of silicon-based semiconductors etched with complex patterns of transistors.

Kraft Foods Inc., headquartered in Northfield, Illinois, is engaged in the manufacture and sale of retail packaged foods in the United States, Canada, Europe, Latin America and Asia Pacific.

Merck & Co., Inc., headquartered in Whitehouse Station, New Jersey, is a leading pharmaceutical concern that discovers, develops, makes and markets a broad range of human and animal health products and services. The company also administers managed prescription drug programs.

Pfizer Inc., headquartered in New York, New York, produces and distributes anti-infectives, anti-inflammatory agents, cardiovascular agents, antifungal drugs, central nervous system agents, orthopedic implants, food science products, animal health products, toiletries, baby care products, dental rinse and other proprietary health items.

               The Dow (R) Target Dividend Strategy Stocks

Alliant Energy Corporation, headquartered in Madison, Wisconsin, operates as the holding company for Interstate Power and Light Company and Wisconsin Power and Light Company. The company engages in the generation, transmission, distribution, and sale of electric energy and the purchase, distribution, transportation, and sale of natural gas in Iowa, Minnesota, Wisconsin, and Illinois.

The Allstate Corporation, headquartered in Northbrook, Illinois, through subsidiaries, writes property-liability insurance, primarily private passenger automobile and homeowners policies. The company also offers life insurance, annuity and group pension products.

Astoria Financial Corporation, headquartered in Lake Success, New York, through wholly-owned Astoria Federal Savings and Loan Association, conducts a savings and loan business through numerous offices in Brooklyn, Chenango, Nassau, Otsego, Queens, Suffolk and Westchester counties in New York.

AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

Avery Dennison Corporation, headquartered in Pasadena, California, manufactures pressure-sensitive materials and specialty adhesives for labels, product identification and control systems, as well as office products and accessories.

CenturyLink, Inc., headquartered in Monroe, Louisiana, is a regional diversified communications company engaged primarily in providing local exchange telephone services and wireless telephone communications services.

Chevron Corporation, headquartered in San Francisco, California, is engaged in fully integrated petroleum operations, chemicals operations, and coal mining through subsidiaries and affiliates worldwide. The company markets its petroleum products under brand names such as "Chevron," "Texaco," "Caltex," "Havoline" and "Delo." The company is also developing businesses in the areas of e-commerce and technology.

Cleco Corporation, headquartered in Pineville, Louisiana, is a holding company which, through its subsidiaries, generates, transmits and distributes electric energy and natural gas in Louisiana.

Dominion Resources, Inc., headquartered in Richmond, Virginia, supplies electricity in Virginia and North Carolina; participates in independent power production projects; acquires and develops natural gas reserves; and offers diversified financial services.

DTE Energy Company, headquartered in Detroit, Michigan, is an exempt holding company for The Detroit Edison Company, a public utility engaged in the generation, purchase, transmission, distribution and sale of electric energy in southeastern Michigan.

Edison International, headquartered in Rosemead, California, through subsidiaries, supplies electricity in the central and southern portions of California. The company also develops, owns and operates independent power facilities; provides capital and financial services for energy and infrastructure projects; and manages and sells real estate projects.

F.N.B. Corporation, headquartered in Hermitage, Pennsylvania, is a financial services holding company. The company, through its subsidiaries in Pennsylvania, northern and central Tennessee, and eastern Ohio, provides a variety of financial services, primarily to consumers and small to medium-sized businesses.

First Niagara Financial Group, Inc., headquartered in Lockport, New York, is a bank holding company. The banks provide an array of deposit products and loans, as well as insurance, leasing, investment advisory services, insurance agency services and trust services.

Integrys Energy Group, Inc., headquartered in Chicago, Illinois, is a holding company for regulated utility and non-regulated business units that distribute electricity and natural gas to customers in the upper midwestern United States.

NiSource Inc., headquartered in Merrillville, Indiana, is an energy and utility-based holding company that provides natural gas, electricity and water to the public for residential, commercial and industrial uses. The company's business is comprised primarily of regulated gas utilities that operate throughout northern Indiana and New England.

Northrop Grumman Corporation, headquartered in Los Angeles, California, provides technologically advanced products, services and solutions in defense and commercial electronics, systems integration, information and non-nuclear shipbuilding and systems.

Pinnacle West Capital Corporation, headquartered in Phoenix, Arizona, owns Arizona Public Service Company, an electric utility that provides retail and wholesale electric service to substantially all of Arizona, with the major exceptions of the Tucson metropolitan area and approximately one-half of the Phoenix metropolitan area.

PPL Corporation, headquartered in Allentown, Pennsylvania, is an energy and utility holding company that, through its subsidiaries, generates electricity in power plants in the northeastern and western United States; markets wholesale or retail energy in 42 states and Canada; delivers electricity to customers in the United States, United Kingdom and Latin America; and provides energy services for businesses in the mid-Atlantic and northeastern United States.

R.R. Donnelley & Sons Company, headquartered in Chicago, Illinois, prepares, produces and delivers integrated communications services that produce, manage and deliver its customers' content, regardless of the communications medium.

Trustmark Corporation, headquartered in Jackson, Mississippi, through its subsidiaries, provides banking and financial solutions to corporate, institutional and individual customers in the states of Florida, Mississippi, Tennessee and Texas.

                   European Target 20 Strategy Stocks

AstraZeneca Plc, headquartered in London, England, is a holding company. Through its subsidiaries, the company researches, develops and makes ethical (prescription) pharmaceuticals and agricultural chemicals; and provides disease-specific healthcare services. Pharmaceutical products are focused on three areas: oncology, primary care and specialist/hospital care.

Deutsche Telekom AG, headquartered in Bonn, Germany, provides public fixed-network voice telephony, mobile communications, cable TV and radio programming in Germany. The company also provides leased lines, text and data services, corporate networks and on-line services.

E.ON AG, headquartered in Dusseldorf, Germany, is a multi-national company which generates, distributes and trades electricity to industrial, commercial and residential customers. Additionally, the company distributes gas and drinking water. The company also manufactures flexible ceramic membranes and polymers, buys and sells residential properties, and develops real estate.

Enel SpA, headquartered in Rome, Italy, generates, transmits and distributes electricity throughout Italy. The company's subsidiaries also provide fixed-line and mobile telephone services, install public lighting systems, and operate real estate, telecommunications and Internet service provider businesses.

Eni SpA, headquartered in Rome, Italy, operates in the oil and natural gas, petrochemicals, and oil field services industries. The company is currently expanding into power generation.

France Telecom S.A., headquartered in Paris, France, through its subsidiaries, offers various telecommunications services, which include fixed line telephony, wireless telephony, multimedia, Internet, data transmission, cable television and other services to consumers, businesses, and telecommunications operators worldwide.

GDF Suez, headquartered in Paris, France, is the French national gas company, offering a full range of natural gas and associated energy services throughout the world.

GlaxoSmithKline Plc, headquartered in Middlesex, England, is a research-based pharmaceutical group that develops, manufactures and markets vaccines, prescription and over-the-counter medicines, as well as health-related consumer products. The company specializes in treatments for respiratory, central nervous system, gastro-intestinal and genetic disorders.

Koninklijke (Royal) KPN N.V., headquartered in The Hague, the
Netherlands, provides telecommunications services throughout the Netherlands. The company provides local, long distance, international, and mobile telecommunications services, voice-mail, call forwarding, ISDN Internet lines, faxing, and communications services for businesses and individuals.

Muenchener Rueckversicherungs-Gesellschaft AG, headquartered in Munich, Germany, is a financial services provider which offers reinsurance, insurance and asset management services. The company has subsidiaries in most major financial centers throughout the world.

National Grid Plc, headquartered in London, England, develops and operates electricity and gas networks located throughout the United Kingdom and the northeastern United States. In addition, the company owns liquefied natural gas storage facilities in England and provides infrastructure services to the mobile telecommunications industry.

Nokia Oyj, headquartered in Espoo, Finland, supplies telecommunications systems and equipment, including mobile phones, battery chargers for mobile phones, computer monitors, multimedia network terminals and satellite receivers. The company provides its products and services worldwide.

RWE AG, headquartered in Essen, Germany, operates energy businesses and offers municipal services. The company generates electricity, mines coal, refines petroleum, produces natural gas, offers waste disposal and recycling services, supplies drinking water, manufactures printing presses, decommissions nuclear power plants, and disposes of nuclear waste.

Snam Rete Gas SpA, headquartered in San Donato Milanese, Italy, owns and operates Italy's natural-gas distribution network. The company owns and transports gas on a network of high-pressure and medium-pressure pipes, including trunklines connected to production and import sites in Italy.

Swiss Re, headquartered in Zurich, Switzerland, provides insurance, reinsurance and insurance-linked financial market products. Company products include automobile, liability, accident, health insurance, life, engineering, marine, and aviation. The company also manages equity and fixed-income investments for itself and other insurance companies.

Telecom Italia SpA, headquartered in Milan, Italy, through subsidiaries, offers fixed line and mobile telephone and data transmission services in Italy and abroad. The company offers local and long-distance telephone, satellite communications, Internet access and teleconferencing services.

Telefonica S.A., headquartered in Madrid, Spain, provides telecommunications services mainly to countries in Europe and Latin America. The company offers fixed-line and mobile telephone, Internet, and data transmission services to residential and corporate customers. The company also holds stakes in television stations, radio stations and production companies, and publishes directories.

Total S.A., headquartered in Courbevoie, France, is an international integrated oil and gas and specialty chemical company with operations in approximately 80 countries. The company engages in all areas of the petroleum industry, from exploration and production to refining and shipping.

Vivendi S.A., headquartered in Paris, France, through its subsidiaries, conducts operations ranging from music, games and television to film and telecommunications.

Vodafone Group Plc, headquartered in Newbury, Berkshire, England, provides mobile telecommunication services, supplying its customers with digital and analog cellular telephone, paging and personal communications services. The company offers its services in many countries, including Australia, Egypt, Fiji, France, Germany, Greece, Malta, the Netherlands, New Zealand, South Africa, Sweden, Uganda and the United States.

                    Global Target 15 Strategy Stocks

Dow Jones Industrial Average(sm) Companies
__________________________________________

AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

Intel Corporation, headquartered in Santa Clara, California, designs, develops, makes and markets advanced microcomputer components and related products at various levels of integration. Principal components consist of silicon-based semiconductors etched with complex patterns of transistors.

Kraft Foods Inc., headquartered in Northfield, Illinois, is engaged in the manufacture and sale of retail packaged foods in the United States, Canada, Europe, Latin America and Asia Pacific.

Merck & Co., Inc., headquartered in Whitehouse Station, New Jersey, is a leading pharmaceutical concern that discovers, develops, makes and markets a broad range of human and animal health products and services. The company also administers managed prescription drug programs.

Pfizer Inc., headquartered in New York, New York, produces and distributes anti-infectives, anti-inflammatory agents, cardiovascular agents, antifungal drugs, central nervous system agents, orthopedic implants, food science products, animal health products, toiletries, baby care products, dental rinse and other proprietary health items.

Financial Times Industrial Ordinary Share Index Companies
_________________________________________________________

BAE SYSTEMS Plc, headquartered in Farnborough, England, manufactures products for the military defense sector, in addition to the civil aircraft market. The company's military products include aircraft, submarines and assorted ships, electronics, sensors and assorted ammunition and weapons systems. Their civil aircraft operations include the manufacture of planes and jet wings, and various engineering services.

Ladbrokes Plc, headquartered in Middlesex, England, is comprised of Ladbrokes, the biggest retail bookmaker in the United Kingdom and Ireland; Ladbrokes.com, a world-leading provider of interactive betting and gaming services; Vernons, the leading football pools operator; and Ladbrokes Casinos, which opened its first casino at the Hilton London Paddington.

Man Group Plc, headquartered in London, England, operates a financial services company, specializing in fund management and brokerage services. The company's brokerage division caters to exchange-traded futures and options in addition to providing agency brokerage and advisory services.

Royal & Sun Alliance Insurance Group Plc, headquartered in London, England, is the holding company for the multi-national insurance companies Sun Alliance Group Plc and Royal Insurance Holdings Plc. The companies provide major classes of general and life insurance to customers in the United Kingdom, Australia, Canada, Scandinavia, South Africa and the United States.

Vodafone Group Plc, headquartered in Newbury, Berkshire, England, provides mobile telecommunication services, supplying its customers with digital and analog cellular telephone, paging and personal communications services. The company offers its services in many countries, including Australia, Egypt, Fiji, France, Germany, Greece, Malta, the Netherlands, New Zealand, South Africa, Sweden, Uganda and the United States.

Hang Seng Index Companies
_________________________

Bank of China Ltd., headquartered in Beijing, China, provides a complete range of banking and other financial services to individual and corporate customers worldwide.

BOC Hong Kong (Holdings) Limited, headquartered in Hong Kong, China, is the parent of Bank of China (Hong Kong), which operates branches in Hong Kong as well as on mainland China.

Cathay Pacific Airways Limited, headquartered in Hong Kong, China, operates scheduled airline services. The company also provides airline catering, aircraft handling and engineering services.

China Construction Bank, headquartered in Beijing, China, provides a complete range of banking services and other financial services to individual and corporate customers. The bank's services include retail banking, international settlement, project finance, and credit card services.

PetroChina Company Limited, headquartered in Beijing, China, explores for, develops, and produces crude oil and natural gas. The company also refines, transports, and distributes crude oil and petroleum products; transmits, markets and sells natural gas; and produces and sells chemicals.

                   MSCI EAFE Target 20 Strategy Stocks

France
______

Total S.A., headquartered in Courbevoie, France, is an international integrated oil and gas and specialty chemical company with operations in approximately 80 countries. The company engages in all areas of the petroleum industry, from exploration and production to refining and shipping.

Unibail-Rodamco S.A., headquartered in Paris, France, leases and rents building space, finances real estate investments, and renovates real estate for sale.

Germany
_______

BASF SE, headquartered in Ludwigshafen, Germany, is the world's largest chemical company.

Bayerische Motoren Werke (BMW) AG, headquartered in Munich, Germany, manufactures and sells luxury cars and motorcycles worldwide.

Daimler AG, headquartered in Stuttgart, Germany, designs, manufactures, assembles and sells passenger cars and commercial trucks under the brand names "Mercedes-Benz" and "Daimler." The company also provides related financial services for its automotive and commercial operations.

Volkswagen Ag-Pfd, headquartered in Wolfsburg, Germany, and its subsidiaries engage in the manufacture and sale of automobiles worldwide. The company operates in two divisions, Automotive and Financial Services.

Hong Kong
_________

Wharf Holdings Ltd, headquartered in Hong Kong, China, is a conglomerate built on real estate development, ownership, sales and property management. The company's holdings also include interests in several shipping terminals, cable TV providers and nightclubs. Other interests include ferries, trams, harbor tunnels and the Marco Polo Hotels.

Italy
_____

Enel SpA, headquartered in Rome, Italy, generates, transmits and distributes electricity throughout Italy. The company's subsidiaries also provide fixed-line and mobile telephone services, install public lighting systems, and operate real estate, telecommunications and Internet service provider businesses.

Eni SpA, headquartered in Rome, Italy, operates in the oil and natural gas, petrochemicals, and oil field services industries. The company is currently expanding into power generation.

Telecom Italia SpA, headquartered in Milan, Italy, through subsidiaries, offers fixed line and mobile telephone and data transmission services in Italy and abroad. The company offers local and long-distance telephone, satellite communications, Internet access and teleconferencing services.

Japan
_____

Hitachi, Ltd., headquartered in Tokyo, Japan, is engaged in the manufacture of communications and electronic equipment, consumer electronics, and heavy electrical and industrial machinery. The company's has a wide range of products from nuclear power systems to kitchen appliances and also operates subsidiaries in the metal, chemical, and wire and cable industries.

MITSUI & CO., LTD., headquartered in Tokyo, Japan, is a general trading company. The company has operating groups including Iron and Steel, Non-Ferrous Metals, Machinery, Chemicals, Foods, Energy, Textiles and
General Merchandise. The company also operates real estate and overseas development projects.

Nippon Telegraph and Telephone Corporation (NTT), headquartered in Tokyo, Japan, provides various telecommunication services, including data communication, telephone, telegraph, leased circuits, terminal equipment sales, and related services. The company supplies both local and long distance telephone services within Japan.

Sumitomo Corporation, headquartered in Tokyo, Japan, operates a general trading company which imports and exports a wide variety of goods, including food products, textiles, metals, machinery, chemicals, and fuel. The company also operates construction, real estate, insurance, finance, leasing and shipping businesses.

The Netherlands
__________________

Royal Dutch Shell Plc, incorporated in the United Kingdom and headquartered in The Hague, the Netherlands, produces crude oil, natural gas, chemicals, coal and metals worldwide; and it provides integrated petroleum services in the United States.

Norway
______

Telenor ASA, headquartered in Fornebu, Norway, is mostly an international wireless carrier with operations in Scandinavia, Eastern Europe and Asia. The company also has extensive broadband and TV distribution operations in four Nordic countries.

Spain
_____

Repsol YPF, S.A., headquartered in Madrid, Spain, explores for and produces crude oil and natural gas. Through its subsidiaries, the company also refines petroleum and transports petroleum products. Gasoline and other products are retailed through its chain of gasoline filling stations. Petroleum reserves are maintained in Spain, Asia, Latin America, the Middle East, North Africa and the United States.

United Kingdom
______________

Anglo American Plc, headquartered in London, England, is a mining and natural resources company with operations worldwide. The company has interests in gold, diamonds, coal, platinum, and other industrial materials.

Fresnillo Plc, incorporated in the United Kingdom and headquartered in Mexico City, Mexico, is the world's largest producer of silver from ore (primary silver) and Mexico's second-largest gold miner.

Vodafone Group Plc, headquartered in Newbury, Berkshire, England, provides mobile telecommunication services, supplying its customers with digital and analog cellular telephone, paging and personal communications services. The company offers its services in many countries, including Australia, Egypt, Fiji, France, Germany, Greece, Malta, the Netherlands, New Zealand, South Africa, Sweden, Uganda and the United States.

                   Nasdaq(R) Target 15 Strategy Stocks

Altera Corporation, headquartered in San Jose, California, designs, manufactures and markets programmable logic devices and associated development tools to the telecommunications, data communications and industrial applications markets.

Apple Inc., headquartered in Cupertino, California, designs, manufactures, and markets microprocessor-based personal computers and related personal computing, audio and video, and communicating devices. The company sells its product line worldwide through its retail stores, online store, and third-party wholesalers.

Applied Materials, Inc., headquartered in Santa Clara, California, develops, makes, sells, and services semiconductor wafer fabrication equipment and related spare parts for the worldwide semiconductor industry.

Baidu, Inc. (ADR), headquartered in Beijing, China, provides Chinese language Internet search services primarily in the People's Republic of China and Japan.

Cognizant Technology Solutions Corporation, headquartered in Teaneck, New Jersey, provides full life cycle solutions to complex software development and maintenance problems that companies face as they transition to e-business.

Joy Global Inc., headquartered in Milwaukee, Wisconsin, manufactures and markets underground mining machinery and surface mining equipment.

KLA-Tencor Corporation, headquartered in San Jose, California, designs, makes, markets and services yield management and process monitoring systems for the semiconductor manufacturing industry.

Lam Research Corporation, headquartered in Fremont, California, designs, manufactures, markets and services semiconductor processing equipment used in the fabrication of integrated circuits.

Micron Technology, Inc., headquartered in Boise, Idaho, designs, develops, makes and sells semiconductor memory products, personal computer systems and network servers.

Netflix Inc., headquartered in Los Gatos, California, is an online movie rental subscription service provider in the United States. The company provides its subscribers access to a library of movie, television and other filmed entertainment titles.

priceline.com Incorporated, headquartered in Norwalk, Connecticut, is the provider of an e-commerce pricing system, known as a demand collection system, which enables consumers to use the Internet to save money on a range of products and services, while enabling sellers to generate incremental revenue.

Ross Stores, Inc., headquartered in Newark, California, operates a chain of off-price retail apparel and home accessories stores. The stores offer brand name and designer merchandise at low everyday prices.

SanDisk Corporation, headquartered in Sunnyvale, California, designs, makes and sells solid-state data, image and audio storage products using proprietary high density flash memory and controller technologies.

Starbucks Corporation, headquartered in Seattle, Washington, buys and roasts whole bean coffees and sells its own brand of specialty coffee. The company has retail operations in North America and the Pacific Rim. The company also produces and sells the bottled "Frappucino" coffee drink and a line of ice creams.

Xilinx, Inc., headquartered in San Jose, California, designs, develops and sells complementary metal-oxide-silicon ("CMOS") programmable logic devices and related design software, including field programmable gate arrays and erasable programmable logic devices.

             NYSE(R) International Target 25 Strategy Stocks

Canada
______

Manulife Financial Corporation, headquartered in Toronto, Ontario, Canada, is a life insurance company and the holding company of The Manufacturers Life Insurance Company, a Canadian life insurance company.

Sun Life Financial Inc., headquartered in Toronto, Ontario, Canada, offers a range of wealth accumulation and protection products and services to individuals and corporate customers. The company's product portfolio includes individual life insurance, individual annuity and saving products, group life and health insurance, group pensions and retirement products, mutual funds, asset management services, individual health insurance, and reinsurance-life retrocession.

France
______

France Telecom S.A. (ADR), headquartered in Paris, France, through its subsidiaries, offers various telecommunications services, which include fixed line telephony, wireless telephony, multimedia, Internet, data transmission, cable television and other services to consumers, businesses, and telecommunications operators worldwide.

Hong Kong
_________

China Unicom Ltd. (ADR), headquartered in Hong Kong, China, an integrated telecommunications operator, offers a range of telecommunications services in China.

Italy
_____

Eni SpA (ADR), headquartered in Rome, Italy, operates in the oil and natural gas, petrochemicals, and oil field services industries. The company is currently also expanding into power generation.

Telecom Italia SpA (ADR), headquartered in Milan, Italy, through subsidiaries, offers fixed line and mobile telephone and data transmission services in Italy and abroad. The company offers local and long-distance telephone, satellite communications, Internet access and teleconferencing services.

Japan
_____

Hitachi, Ltd. (ADR), headquartered in Tokyo, Japan, is engaged in the manufacture of communications and electronic equipment, consumer electronics, and heavy electrical and industrial machinery. The company has a wide range of products from nuclear power systems to kitchen appliances and also operates subsidiaries in the metal, chemical, and wire and cable industries.

Honda Motor Co., Ltd. (ADR), headquartered in Tokyo, Japan, manufactures, distributes and provides financing for the sale of its motorcycles, automobiles and power products, including portable generators, power tillers and general purpose engines.

Mitsubishi UFJ Financial Group, Inc. (MUFG) (ADR), headquartered in Tokyo, Japan, operates as the holding company for The Bank of Tokyo-Mitsubishi, Ltd. and The Mitsubishi Trust and Banking Corporation.

Mizuho Financial Group, Inc. (ADR), headquartered in Tokyo, Japan, through its subsidiary banks, provides various financial services, including banking, securities, and trust and asset management services in Japan and internationally.

Nippon Telegraph and Telephone Corporation (ADR), headquartered in Tokyo, Japan, provides various telecommunication services, including data communication, telephone, telegraph, leased circuits, terminal equipment sales, and related services. The company supplies both local and long distance telephone services within Japan.

Nomura Holdings, Inc. (ADR), headquartered in Tokyo, Japan, is a holding company which manages financial operations for its subsidiaries.

NTT DoCoMo, Inc. (ADR), headquartered in Tokyo, Japan, provides various types of telecommunications services including cellular phone, personal handyphone system (PHS), paging, and other telephone, satellite mobile communication and wireless Private Branch Exchange (PBX) system services. The company also sells cellular phones, PNS, car phones and pagers.

Panasonic Corporation (ADR), headquartered in Osaka, Japan, manufactures electronic products, including home appliances, audio and video, computer peripherals, telecommunications, industrial equipment, and electronic parts. The company markets products under the brand names "Panasonic," "Technics," "Victor," "JVC," and "Quasar."

Sony Corporation (ADR), headquartered in Tokyo, Japan, develops, makes and markets electronic equipment and devices. Products include video and audio equipment and televisions; computers and computer peripherals; semiconductors and telecommunications equipment.

Sumitomo Mitsui Financial Group, Inc. (ADR), headquartered in Tokyo, Japan, provides various consumer, commercial, corporate banking and other financial services in Japan.

Toyota Motor Corporation (ADR), headquartered in Toyota City, Japan, manufactures, sells, leases and repairs passenger automobiles, trucks, buses, boats and airplanes in Japan and internationally. The company also manages real estate, civil engineering and insurance businesses.

The Netherlands
_______________

ING Groep N.V. (ADR), headquartered in Amsterdam, the Netherlands, offers a comprehensive range of financial services worldwide, including life and non-life insurance, commercial and investment banking, asset management and related products.

VimpelCom Ltd. (ADR), headquartered in Amsterdam, the Netherlands, provides voice and data services through a range of wireless, fixed, and broadband technologies.

South Korea
___________

Korea Electric Power Corporation (ADR), headquartered in Seoul, South Korea, builds and operates hydro-power, thermal-power, and nuclear power units in South Korea. The company also generates, transmits, and distributes electricity to South Korea and is majority owned by the Korean government.

POSCO (ADR), headquartered in Seoul, South Korea, manufactures and sells a line of steel products, including hot rolled and cold rolled products, plates, wire rods, silicon steel sheets and stainless steel products.

Spain
_____

Banco Bilbao Vizcaya Argentaria, S.A. (ADR), headquartered in Bilbao, Spain, engages in retail banking, asset management, private banking and wholesale banking operations worldwide.

Banco Santander Central Hispano S.A. (ADR), headquartered in Santander, Spain, operates in five business areas, which include European Retail Banking; Retail Banking Latin America; Asset Management and Private Banking; Global Wholesale Banking; and Financial Management and Equity Stakes.

Switzerland
___________

UBS AG, headquartered in Zurich, Switzerland, is a leading global financial services firm, the world's largest global asset manager, a top-tier provider of investment banking and securities distribution, and a leading provider of private banking services.

United Kingdom
______________

Barclays Plc (ADR), headquartered in London, England, is a financial services group engaged primarily in the banking and investment banking businesses. Through its subsidiary, Barclay Bank Plc, the company offers commercial and investment banking, insurance, financial and related services in more than 60 countries.

                      S&P Target 24 Strategy Stocks

ACE Limited, headquartered in Zurich, Switzerland, is the holding company for the ACE Group of Companies, a property and casualty insurance business. The company provides a range of insurance and reinsurance products worldwide through subsidiary operations in the United States and around the world, including excess liability, professional lines, financial solutions, satellite, excess property and political risk.

Altera Corporation, headquartered in San Jose, California, designs, manufactures and markets programmable logic devices and associated development tools to the telecommunications, data communications and industrial applications markets.

Apache Corporation, headquartered in Houston, Texas, is an independent energy company that explores for, develops, and produces natural gas, crude oil and natural gas liquids.

AutoZone, Inc., headquartered in Memphis, Tennessee, is a specialty retailer of automotive parts, chemicals and accessories, targeting the do-it-yourself customers. The company offers a variety of products, including new and remanufactured automotive hard parts, maintenance items and accessories.

Ball Corporation, headquartered in Broomfield, Colorado, is a manufacturer of metal and plastic packaging, primarily for beverages and foods, and a supplier of aerospace and other technologies and services to commercial customers.

Biogen Idec Inc., headquartered in Cambridge, Massachusetts, is a biopharmaceutical company engaged primarily in the research, development, manufacture and commercialization of targeted therapies for the treatment of cancer and autoimmune and inflammatory diseases.

C.R. Bard, Inc., headquartered in Murray Hill, New Jersey, develops, manufactures and markets healthcare products, including vascular, urological and oncological diagnosis and intervention products, sold worldwide to hospitals, healthcare professionals, and extended care and alternate site facilities.

The Coca-Cola Company, headquartered in Atlanta, Georgia, makes and distributes soft drink concentrates and syrups; and also markets juice and juice-drink products. The company's products are sold in more than 200 countries and include the leading soft drink products in most of these countries.

ConocoPhillips, headquartered in Bartlesville, Oklahoma, explores for and produces crude oil and natural gas worldwide, markets refined products and manufactures chemicals. The company's chemicals segment manufactures and markets petrochemicals and plastics on a worldwide basis.

DIRECTV, Inc., headquartered in El Segundo, California, provides digital television entertainment in the United States and Latin America.

Family Dollar Stores, Inc., headquartered in Charlotte, North Carolina, operates a chain of self-service retail discount stores in 39 states and Washington, D.C.

International Flavors & Fragrances Inc., headquartered in New York, New York, is a creator and manufacturer of flavor and fragrance products used by other manufacturers to impart or improve flavor or fragrance in various consumer products.

Leucadia National Corporation, headquartered in New York, New York, through its subsidiaries, engages in telecommunications, healthcare services, manufacturing, banking and lending, real estate, and winery businesses.

Lorillard, Inc., headquartered in Greensboro, North Carolina, is engaged in the manufacture and marketing of cigarettes. The company sells to distributors and retailers in the United States.

Noble Corporation, headquartered in Baar, Switzerland, provides diversified services for the oil and gas industry through its contract drilling services located in markets worldwide. The company also provides labor contract drilling services, well site and project management services, and engineering services.

Philip Morris International Inc., headquartered in New York, New York, produces, markets and distributes a variety of branded cigarette and tobacco products.

PPG Industries, Inc., headquartered in Pittsburgh, Pennsylvania, makes protective and decorative coatings, flat and fabricated glass, continuous-strand fiberglass products, and chlor-alkali and specialty chemicals.

Rockwell Automation, Inc., headquartered in Milwaukee, Wisconsin, researches, develops and makes automation equipment and systems, avionics and communications products and systems. The company's products are sold to customers in both commercial and government markets.

Texas Instruments Incorporated, headquartered in Dallas, Texas, provides semiconductor products and designs and supplies digital signal processing and analog technologies. The company has worldwide manufacturing and sales operations.

Union Pacific Corporation, headquartered in Omaha, Nebraska, operates through subsidiaries in the areas of rail transportation (Union Pacific Railroad Co. and Southern Pacific Rail Corp.) and trucking (Overnite Transportation Company).

Varian Medical Systems, Inc., headquartered in Palo Alto, California, designs and produces integrated systems of equipment and software for treating cancer with radiation, as well as cost-effective x-ray tubes for original equipment manufacturers and replacement x-ray tubes and imaging subsystems.

W.W. Grainger, Inc., headquartered in Lake Forest, Illinois, is a distributor of maintenance, repair, and operating supplies, services and related information to the commercial, industrial, contractor and institutional markets in North America.

Weyerhaeuser Company, headquartered in Federal Way, Washington, is a real estate investment trust that is principally engaged in the growing and harvesting of timber and the manufacture, distribution and sale of forest products, real estate development and construction and other real estate-related activities.

Xilinx, Inc., headquartered in San Jose, California, designs, develops and sells complementary metal-oxide-silicon ("CMOS") programmable logic devices and related design software, including field programmable gate arrays and erasable programmable logic devices.

                   S&P Target SMid 60 Strategy Stocks

Alliant Energy Corporation, headquartered in Madison, Wisconsin, operates as the holding company for Interstate Power and Light Company and Wisconsin Power and Light Company. The company engages in the generation, transmission, distribution, and sale of electric energy and the purchase, distribution, transportation, and sale of natural gas in Iowa, Minnesota, Wisconsin, and Illinois.

American Financial Group, Inc., headquartered in Cincinnati, Ohio, is a holding company which, through subsidiaries, is engaged primarily in property and casualty insurance, focusing on specialized commercial products for businesses, and in the sale of retirement annuities, life and supplemental health insurance products.

American Greetings Corporation, headquartered in Cleveland, Ohio, and its subsidiaries design, manufacture, and sell everyday and seasonal greeting cards and other social expression products. The company's products include greeting cards, paper party goods, gift-wrapping supplies, balloons, candles, and stationery. The company's products are sold worldwide.

Arrow Electronics, Inc., headquartered in Melville, New York, is a distributor of electronic components and computer products to industrial and commercial customers through a global distribution network spanning North America, Europe and the Asia/Pacific region.

Ashland Inc., headquartered in Covington, Kentucky, distributes industrial chemicals and solvents, markets Valvoline motor oil and automotive chemicals, performs contract construction work, and operates crude oil refineries.

Avista Corporation, headquartered in Spokane, Washington, engages in the generation, transmission, and distribution of energy, as well as other energy-related businesses.

Avnet Inc., headquartered in Phoenix, Arizona, distributes electronic components, enterprise network and computer equipment, and embedded subsystems.

Benchmark Electronics, Inc., headquartered in Angleton, Texas, provides contract manufacturing and design services to original equipment manufacturers. The company specializes in the assembly of printed circuit boards with computer-automated equipment using surface mount and pin-through-hole interconnection technologies.

Black Hills Corporation, headquartered in Rapid City, South Dakota, is an electric utility serving customers in South Dakota, Wyoming and Montana.

Blyth, Inc., headquartered in Greenwich, Connecticut, engages in the design, marketing, and distribution of candles, potpourri, decorative accessories, seasonal decorations, and household convenience items, as well as tabletop lighting, accessories, and chafing fuel.

Bristow Group, Inc., headquartered in Houston, Texas, provides helicopter transportation services to the offshore oil and gas industry. Through its subsidiaries, affiliates, and joint ventures, the company offers transportation services in oil and gas producing regions around the world.

Brown Shoe Company, Inc., headquartered in St. Louis, Missouri, operates retail shoe stores in the United States and Canada. The company's stores sell footwear for men, women and children. The company's stores include "Famous Footwear," "Factory Brand Shoes," "Warehouse Shoes," "Supermarket of Shoes," "Naturalizer" and "F.X. LaSalle." The company's licensed brand names include "Dr. Scholls," "Disney" and "Star Wars."

Central Vermont Public Service Corporation, headquartered in Rutland, Vermont, engages in the purchase, production, transmission, distribution, and sale of electricity in Vermont.

Cleco Corporation, headquartered in Pineville, Louisiana, is a holding company which, through its subsidiaries, generates, transmits and distributes electric energy and natural gas in Louisiana.

Collective Brands, Inc., headquartered in Topeka, Kansas, operates as a family footwear retailer. The company offers athletic and casual footwear, dress shoes, sandals, work and fashion boots, and slippers, as well as accessories, such as handbags and hosiery.

Comstock Resources, Inc., headquartered in Frisco, Texas, is engaged in the acquisition, production and exploration of oil and natural gas properties in Texas, Louisiana and the Gulf of Mexico.

Comtech Telecommunications Corp., headquartered in Melville, New York, engages in the design, development, production, and marketing of products, systems, and services for communications solutions. The company operates through three segments: Telecommunications Transmission; Mobile Data Communications; and RF Microwave Amplifiers.

CTS Corporation, headquartered in Elkhart, Indiana, designs, manufactures and sells electronic components and electronic component assemblies used in the communications, automotive and computer industries.

Delphi Financial Group, Inc. (Class A), headquartered in Wilmington, Delaware, is a holding company whose subsidiaries provide integrated employee benefit services.

The E.W. Scripps Company, headquartered in Cincinnati, Ohio, through its subsidiaries, operates as a media company with interests in national television networks, newspaper publishing, broadcast television, television retailing, online comparison shopping, interactive media, and licensing and syndication.

EMS Technologies, Inc., headquartered in Norcross, Georgia, designs, manufactures, and sells wireless communications products to satellite and wireless communications markets for commercial and defense applications in the United States and internationally.

Exterran Holdings Inc., headquartered in Houston, Texas, provides natural gas compression technology, and sales, operations, maintenance, fabrication, service, and equipment for oil and gas production, processing, and transportation applications worldwide.

Fidelity National Financial, Inc., headquartered in Jacksonville, Florida, is engaged in issuing title insurance policies and performing other title-related services arising from real estate closings. The company utilizes both in-house employees and independent agents in providing its services.

G&K Services, Inc., headquartered in Minnetonka, Minnesota, leases and maintains uniforms and other textile products. The company supplies work clothes, anti-static and particle-free garments, dress clothes for supervisory personnel, floor mats, dust mops, wiping towels and linens. The company serves the pharmaceutical, electronic, transportation, healthcare and auto service industries in the United States and the Canadian provinces of Ontario and Quebec.

Great Plains Energy Incorporated, headquartered in Kansas City, Missouri, provides electricity in the midwestern United States. The company develops competitive generation for the wholesale market. The company is also an electric delivery company with regulated generation. In addition, the company invests in energy-related ventures nationwide.

Haverty Furniture Companies, Inc., headquartered in Atlanta, Georgia, engages in the retailing of residential furniture and accessories in the middle to upper-middle price ranges in the United States.

Healthways, Inc., headquartered in Nashville, Tennessee, provides specialized, comprehensive care enhancement services to health plans and hospitals, with an emphasis on diabetes, cardiac disease and respiratory disease.

Helen of Troy Limited, headquartered in El Paso, Texas, designs, develops and markets a variety of personal care and comfort products. Such products include hair dryers, curling irons, hot air brushes, brush irons, lighted mirrors, hairsetters, hair brushes, combs, hair accessories, women's shavers, foot baths, body massagers and hair clippers and trimmers. Most of the company's products are sold by mass merchandisers, drug chains, warehouse clubs, grocery stores and beauty supply retailers and wholesalers.

InfoSpace, Inc., headquartered in Bellevue, Washington, a technology and services company, engages in the development and marketing of Internet and wireless solutions for a range of customers, including consumers, merchants, wireless operators, content brands, and financial institutions.

Ingram Micro Inc., headquartered in Santa Ana, California, is a wholesale distributor of information technology products and services. The company also markets computer hardware, networking equipment, and software products, and provides supply chain optimization services and demand generation services for its suppliers and reseller customers.

International Speedway Corporation, headquartered in Daytona Beach, Florida, together with its subsidiaries, promotes motorsports themed entertainment activities in the United States.

JAKKS Pacific, Inc., headquartered in Malibu, California, develops, markets and distributes a variety of toys and electronic products for children including specialty dolls and related accessories; toys featuring popular entertainment properties and characters; and collectible and toy vehicles.

Kelly Services, Inc., headquartered in Troy, Michigan, provides staffing services to various industries worldwide.

Kindred Healthcare, Inc., headquartered in Louisville, Kentucky, is a healthcare services company that primarily operates hospitals, nursing centers and institutional pharmacies.

LifePoint Hospitals, Inc., headquartered in Brentwood, Tennessee, is engaged primarily in the operation and management of healthcare facilities, in particular, general, acute care hospitals in non-urban communities in the United States.

Meadowbrook Insurance Group, Inc., headquartered in Southfield,
Michigan, through its subsidiaries, provides business and risk management solutions for agents, brokers, professional and trade associations, pools, trusts, and small- to medium-sized insureds in the United States.

Mohawk Industries, Inc., headquartered in Calhoun, Georgia, designs and manufactures woven and tufted broadloom carpet and rugs for principally residential applications.

NorthWestern Corporation, headquartered in Sioux Falls, South Dakota, doing business as NorthWestern Energy and together with its subsidiaries, provides electricity and natural gas in Montana, South Dakota, and Nebraska.

NV Energy Inc., headquartered in Reno, Nevada, operates as the holding company for Nevada Power Company and Sierra Pacific Power Company which engage in the distribution, transmission, generation and sale of electric energy.

Olympic Steel, Inc., headquartered in Bedford Heights, Ohio, acts as an intermediary between steel producers and manufacturers. The company's services include processing and distributing flat-rolled carbon, stainless steel and tubular steel products. The company purchases steel from producers and processes it according to customer specifications.

OM Group, Inc., headquartered in Cleveland, Ohio, through its operating subsidiaries, is a vertically integrated international producer and marketer of value-added metal-based specialty chemicals.

Penn Virginia Corporation, headquartered in Radnor, Pennsylvania, is engaged in the exploration, development and production of crude oil and natural gas, primarily in the eastern and Gulf Coast onshore areas of the United States.

Perry Ellis International, Inc., headquartered in Miami, Florida, is an apparel company whose portfolio includes men's and women's brands. The company designs, sources, markets and licenses its products nationally and internationally at multiple price points, and across all major levels of retail distribution.

ProAssurance Corporation, headquartered in Birmingham, Alabama, is a risk management and claims defense company with a license to write business across the United States. The company provides medical professional liability insurance to policyholders throughout the United States and also provides automobile, homeowners, umbrella and boat coverages for educational employees and their families.

Regis Corporation, headquartered in Edina, Minnesota, operates and franchises hair and retail product salons under the names "Regis
Hairstylists," "Supercuts," "MasterCuts," "Trade Secret" and
"SmartStyle." The company operates salons worldwide.

Reinsurance Group of America, headquartered in Chesterfield, Missouri, is primarily engaged in traditional life, asset-intensive and financial reinsurance.

RTI International Metals, Inc., headquartered in Niles, Ohio, manufactures and distributes titanium and specialty metal products through subsidiaries. The company's products also include extruded shapes and engineered systems and are used for aerospace, industrial and consumer applications.

Saks, Inc., headquartered in New York, New York, operates department stores throughout the United States offering a wide variety of luxury apparel, accessories, shoes, cosmetics, and decorative home furnishings.

SEACOR Holdings Inc., headquartered in Houston, Texas, is a provider of offshore marine services to the oil and gas exploration and production industry. The company also provides oil spill response services to owners of tank vessels and oil storage, processing and handling facilities.

Skechers U.S.A., Inc., headquartered in Manhattan Beach, California, designs and markets contemporary footwear for men, women and children. The company sells its products through department stores, specialty retailers and through its own retail stores.

SkyWest, Inc., headquartered in St. George, Utah, through its wholly owned subsidiary, SkyWest Airlines Inc., operates regional airlines in the United States.

Smithfield Foods, Inc., headquartered in Smithfield, Virginia, operates as a producer, manufacturer, marketer, seller and distributor of a variety of fresh pork and processed meat products both domestically and in Canada, France, Japan, Mexico and Poland.

Southern Union Company, headquartered in Houston, Texas, together with its subsidiaries, engages in the transportation, storage, and distribution of natural gas in the United States.

SYNNEX Corporation, headquartered in Fremont, California, operates as an information technology supply chain services company.

Tech Data Corporation, headquartered in Clearwater, Florida, is a full-line distributor of technology products. The company serves resellers in the United States, Canada, the Caribbean, Latin America, Europe and the Middle East. The company also provides pre- and post-sale training, service, and support, as well as configuration and assembly services and electronic commerce solutions.

Unitrin, Inc., headquartered in Chicago, Illinois, is engaged in the property and casualty insurance, life and health insurance and consumer finance businesses. Product lines include automobile, homeowners, commercial multi-peril, motorcycle, boat and watercraft, fire, casualty, workers compensation and other types of property and casualty insurance.

Universal Corporation, headquartered in Richmond, Virginia, is an independent leaf tobacco merchant with additional operations in agri-products and the distribution of lumber and building products. The company markets its products globally.

Vectren Corporation, headquartered in Evansville, Indiana, is a public utility holding company whose subsidiaries provide natural gas distribution and generate, transmit, distribute and sell electric energy to counties in southwestern Indiana.

W.R. Berkley Corporation, headquartered in Greenwich, Connecticut, is an insurance holding company, providing regional property casualty insurance, reinsurance, specialty lines of insurance, alternative markets services and international insurance.

Westar Energy, Inc., headquartered in Topeka, Kansas, engages in the generation, transmission, and distribution of electricity in Kansas.

               Target Diversified Dividend Strategy Stocks

A. Schulman, Inc., headquartered in Akron, Ohio, sells plastic resins and compounds for use as raw materials. They enhance purchased resins with additives.

Abbott Laboratories, headquartered in Abbott Park, Illinois, discovers, develops, manufactures and sells a wide range of healthcare products and services worldwide. They specialize in nutritional, vascular, diagnostics and pharmaceutical products.

American Electric Power Company, Inc., headquartered in Columbus, Ohio, is a public utility holding company engaged in the generation, transmission, and distribution of electric power.

Apogee Enterprises, Inc., headquartered in Minneapolis, Minnesota, provides technologies used in the design and development of value-added glass products and services for various industries worldwide.

AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

Atlantic Tele-Network, Inc., headquartered in Salem, Massachusetts, is a holding company for Guyana Telephone & Telegraph Company Limited. The company provides local, long distance, and international services in the Republic of Guyana. Atlantic focuses on expansion in wire line, cellular, and cable television throughout the Caribbean region.

Avista Corporation, headquartered in Spokane, Washington, engages in the generation, transmission, and distribution of energy, as well as other energy-related businesses.

AVX Corporation, headquartered in Myrtle Beach, South Carolina, makes and supplies a broad line of passive electronic components and related products. The company also makes and sells electronic connectors, and distributes and sells certain passive components and connectors manufactured by Kyocera Corp.

Bemis Company, Inc., headquartered in Minneapolis, Minnesota, is a principal manufacturer of flexible packaging products and pressure-sensitive materials, selling to customers throughout the United States, Canada and Europe as well as Mexico and the Asia Pacific region.

Best Buy Co., Inc., headquartered in Eden Prairie, Minnesota, sells a wide selection of name brand consumer electronics, home office equipment, entertainment software and appliances through retail stores in numerous states.

Bristol-Myers Squibb Company, headquartered in New York, New York, through divisions and subsidiaries, produces and distributes pharmaceutical and non-prescription health products, toiletries and beauty aids, and medical devices.

Broadridge Financial Solutions, headquartered in Lake Success, New York, provides technology-based solutions to the financial services industry in the United States, Canada and the United Kingdom.

The Cato Corporation, headquartered in Charlotte, North Carolina, is a women's fashion retailer offering fashion apparel and accessories in junior/missy and plus sizes under the names "Cato," "Cato Fashions," "Cato Plus" and "It's Fashion!", in 26 states, principally in the Southeast.

CenturyLink, Inc., headquartered in Monroe, Louisiana, is a regional diversified communications company engaged primarily in providing local exchange telephone services and wireless telephone communications services.

Chevron Corporation, headquartered in San Francisco, California, is engaged in fully integrated petroleum operations, chemicals operations, and coal mining through subsidiaries and affiliates worldwide. The company markets its petroleum products under brand names such as "Chevron," "Texaco," "Caltex," "Havoline" and "Delo." The company is also developing businesses in the areas of e-commerce and technology.

Cinemark Holdings, Inc., headquartered in Plano, Texas, and subsidiaries engage in the motion picture exhibition business. The company operates theatres and screens in the United States, Canada and Latin America.

ConAgra Foods, Inc., headquartered in Omaha, Nebraska, is a diversified food company that operates across the food chain, from agricultural input to the production and sale of branded consumer products.

Edison International, headquartered in Rosemead, California, through subsidiaries, supplies electricity in the central and southern portions of California. The company also develops, owns and operates independent power facilities; provides capital and financial services for energy and infrastructure projects; and manages and sells real estate projects.

Entergy Corporation, headquartered in New Orleans, Louisiana, is a holding company which engages principally in the following businesses: domestic utility, power marketing and trading, global power development, and domestic nuclear operations.

Harris Corporation, headquartered in Melbourne, Florida, through its subsidiaries, provides communications products, systems, and services to government and commercial customers. The company operates in four segments: Government Communications Systems; RF Communications;
Microwave Communications; and Broadcast Communications.

Harte-Hanks, Inc., headquartered in San Antonio, Texas, is a leading direct marketing services firm and one of the largest producers of shoppers (weekly advertising circulars sent by mail) in the United States. The company's direct marketing division offers outsourced traditional direct marketing services as well as consulting and technology services to clients within the United States and other countries.

Hudson City Bancorp, Inc., headquartered in Paramus, New Jersey, is the holding company for Hudson City Savings Bank, which operates a general banking business through a network of offices and branches located throughout New Jersey.

Intel Corporation, headquartered in Santa Clara, California, designs, develops, makes and markets advanced microcomputer components and related products at various levels of integration. Principal components consist of silicon-based semiconductors etched with complex patterns of transistors.

Johnson & Johnson, headquartered in New Brunswick, New Jersey, makes and sells pharmaceuticals, personal healthcare products, medical and surgical equipment, and contact lenses.

Kraft Foods Inc., headquartered in Northfield, Illinois, is engaged in the manufacture and sale of retail packaged foods in the United States, Canada, Europe, Latin America and Asia Pacific.

L-3 Communications Holdings, Inc., headquartered in New York, New York, is a merchant supplier of secure communication systems and specialized communication products, including secure, high data rate systems, microwave components, avionics and ocean systems, and telemetry and space products.

MeadWestvaco Corporation, headquartered in Stamford, Connecticut, is a global company engaged in packaging, coated and specialty papers, consumer and office products, and specialty chemicals businesses.

Molson Coors Brewing Company, headquartered in Denver, Colorado, produces beers that are designed to appeal to a range of consumer tastes, styles and price preferences.

National Presto Industries, Inc., headquartered in Eau Claire,
Wisconsin, engages in the design, marketing and distribution of housewares/small appliances; the manufacture of defense products; and the manufacture and sale of absorbent products in the United States.

Overseas Shipholding Group, Inc., headquartered in New York, New York, an independent bulk shipping company, engages in the ocean transportation of crude oil and petroleum products.

PartnerRe Ltd., headquartered in Pembroke, Bermuda, provides multi-line reinsurance to insurance companies globally through its wholly-owned subsidiaries. Products include catastrophe, automobile, marine, property, space and aviation, credit/surety, life/annuity and health.

Raytheon Company, headquartered in Lexington, Massachusetts, is in the business of defense electronics, including missiles; radar; sensors and electro-optics; intelligence, surveillance and reconnaissance; command, control, communication and information systems; naval systems; air traffic control systems; aircraft integration systems; and technical services.

Safety Insurance Group, Inc., headquartered in Boston, Massachusetts, is a provider of private passenger automobile insurance in Massachusetts. The company also offers a portfolio of other insurance products, including commercial automobile, homeowners, dwelling fire, umbrella and business owner policies.

Sensient Technologies Corporation, headquartered in Milwaukee,
Wisconsin, supplies colors, flavors, and fragrances. The company manufactures a variety of cosmetic and pharmaceutical additives, ink-jet inks, and food and beverage flavors.

Teekay Tankers Ltd., headquartered in Hamilton, Bermuda, through its subsidiaries, engages in the ownership and operation of oil tankers.

Teleflex Incorporated, headquartered in Limerick, Pennsylvania, is a diversified industrial firm operating commercial, medical, and aerospace segments. The company is engaged in the manufacture of mechanical controls, electronic products, driver control systems, hospital supply and surgical devices, precision controls, and cargo systems.

TELUS Corporation, headquartered in Vancouver, British Columbia, Canada, is a telecommunication company offering local, long distance, wireless, data, Internet and e-business products and services.

TransCanada Corporation, headquartered in Calgary, Alberta, Canada, transmits, markets and processes energy in North America and around the world. Its pipeline system transports natural gas and crude oil.

Universal Corporation, headquartered in Richmond, Virginia, is an independent leaf tobacco merchant with additional operations in agri-products and the distribution of lumber and building products. The company markets its products globally.

Validus Holdings, Limited, headquartered in Hamilton, Bermuda, through its subsidiaries, provides reinsurance and insurance coverage in the property, marine, and specialty lines markets worldwide.

             Target Global Dividend Leaders Strategy Stocks

                             Domestic Stocks

Consumer Discretionary
______________________

The Buckle, Inc., headquartered in Kearney, Nebraska, is a retailer of casual apparel for young men and women. The company markets mostly brand name apparel, including denims, sportswear, outerwear, shoes and accessories.

Cinemark Holdings, Inc., headquartered in Plano, Texas, and subsidiaries engage in the motion picture exhibition business. The company operates theatres and screens in the United States, Canada and Latin America.

Consumer Staples
________________

Lorillard, Inc., headquartered in Greensboro, North Carolina, is engaged in the manufacture and marketing of cigarettes. The company sells to distributors and retailers in the United States.

Philip Morris International Inc., headquartered in New York, New York, produces, markets and distributes a variety of branded cigarette and tobacco products.

Reynolds American Inc., headquartered in Winston-Salem, North Carolina, is a holding company for Reynolds Tobacco, the second largest cigarette manufacturer in the United States, whose major brands include "Doral," "Winston," "Camel," "Salem" and "Vantage."

Universal Corporation, headquartered in Richmond, Virginia, is an independent leaf tobacco merchant with additional operations in agri-products and the distribution of lumber and building products. The company markets its products globally.

Energy
______

Diamond Offshore Drilling, Inc., headquartered in Houston, Texas, together with its subsidiaries, operates as an offshore oil and gas drilling contractor worldwide.

Spectra Energy Corporation, headquartered in Houston, Texas, gathers, processes, distributes and stores natural gas.

Health Care
___________

Eli Lilly and Company, headquartered in Indianapolis, Indiana, with subsidiaries, develops, makes and markets pharmaceutical and animal health products sold in countries around the world. The company also provides healthcare management services in the United States.

Pfizer Inc., headquartered in New York, New York, produces and distributes anti-infectives, anti-inflammatory agents, cardiovascular agents, antifungal drugs, central nervous system agents, orthopedic implants, food science products, animal health products, toiletries, baby care products, dental rinse and other proprietary health items.

Industrials
___________

Deluxe Corporation, headquartered in Shoreview, Minnesota, is a provider of integrated risk management, electronic transaction services and paper payments to the financial services and retail industries.

R.R. Donnelley & Sons Company, headquartered in Chicago, Illinois, prepares, produces and delivers integrated communications services that produce, manage and deliver its customers' content, regardless of the communications medium.

TAL International Group, Inc., headquartered in Purchase, New York, is engaged in the intermodal container industry. The company acquires, leases and sells intermodal containers used to transport freight by truck, ship and rail.

Werner Enterprises, Inc., headquartered in Omaha, Nebraska, is a transportation company engaged in hauling truckload shipments of general commodities in both interstate and intrastate commerce.

Telecommunication Services
__________________________

AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

CenturyLink, Inc., headquartered in Monroe, Louisiana, is a regional diversified communications company engaged primarily in providing local exchange telephone services and wireless telephone communications services.

Utilities
_________

CenterPoint Energy, Inc., headquartered in Houston, Texas, through its subsidiaries, operates as an energy delivery company in the United States.

Dominion Resources, Inc., headquartered in Richmond, Virginia, supplies electricity in Virginia and North Carolina; participates in independent power production projects; acquires and develops natural gas reserves; and offers diversified financial services.

Portland General Electric Company, headquartered in Portland, Oregon, is an electric utility which generates, purchases, transmits, distributes, and sells electricity in Oregon. The company also sells energy to wholesale customers throughout the western United States.

Unisource Energy Corporation, headquartered in Tucson, Arizona, is a holding company for Tucson Electric Power Company, an electric utility, and Millennium Energy Holdings, Inc., which invests in energy-related ventures.

                          International Stocks

Consumer Discretionary
______________________

Garmin Ltd., headquartered in George Town, Grand Cayman, Cayman Islands, is a provider of navigation, communications, and information devices, most of which are enabled by Global Positioning System (GPS) technology.

Reed Elsevier NV (ADR), headquartered in Amsterdam, the Netherlands, engages in publishing and providing information in the areas of science, medical, legal, risk, and business sectors primarily in North America and Europe.

Consumer Staples
________________

Companhia de Bebidas das Americas (AmBev) (ADR), headquartered in Sao Paulo, Brazil, a holding company, engages in the production, distribution, and sale of beer, soft drinks, and non-alcoholic and non-carbonated products in Latin America and North America.

Energy
______

Repsol YPF, S.A. (ADR), headquartered in Madrid, Spain, explores for and produces crude oil and natural gas. Through its subsidiaries, the company also refines petroleum and transports petroleum products. Gasoline and other products are retailed through its chain of gasoline filling stations. Petroleum reserves are maintained in Spain, Asia, Latin America, the Middle East, North Africa and the United States.

Royal Dutch Shell Plc (ADR), headquartered in The Hague, the
Netherlands, produces crude oil, natural gas, chemicals, coal and metals worldwide; and it provides integrated petroleum services in the United States.

StatoilHydro ASA (ADR), headquartered in Stavanger, Norway, is engaged primarily in the exploration, development and production of oil and natural gas from the Norwegian Continental Shelf.

Total S.A. (ADR), headquartered in Courbevoie, France, is an international integrated oil and gas and specialty chemical company with operations in approximately 80 countries. The company engages in all areas of the petroleum industry, from exploration and production to refining and shipping.

Financials
__________

BBVA Banco Frances SA (ADR), headquartered in Buenos Aires, Argentina, together with its subsidiaries, provides financial services to large corporations, medium and small companies, and individuals in the Republic of Argentina.

Health Care
___________

AstraZeneca Plc (ADR), headquartered in London, England, is a holding company. Through its subsidiaries, the company researches, develops and makes ethical (prescription) pharmaceuticals and agricultural chemicals; and provides disease-specific healthcare services. Pharmaceutical products are focused on three areas: oncology, primary care and specialist/hospital care.

Industrials
___________

Costamare Inc., headquartered in Athens, Greece, owns and charters containerships to liner companies.

Information Technology
______________________

Siliconware Precision Industries Company (ADR), headquartered in
Taichung Hsien, Taiwan, provides semiconductor packaging and testing services.

Taiwan Semiconductor Manufacturing Company Ltd. (ADR), headquartered in Hsinchu, Taiwan, manufactures integrated circuits based on its proprietary designs. The company offers a comprehensive set of integrated circuit fabrication processes to manufacture CMOS logic, mixed-mode, volatile and non-volatile memory and BiCMOS chips. The company is an affiliate of Philips Electronic N.V.

Telecommunication Services
__________________________

Telecom Argentina S.A. (ADR), headquartered in Buenos Aires, Argentina, through its subsidiaries, provides fixed-line public telecommunications services, international long-distance service, data transmission, Internet services and directory publishing services in Argentina.

Telefonica, S.A. (ADR), headquartered in Madrid, Spain, is the exclusive supplier of voice telephone services in Spain under a contract with the Spanish state. The company also provides telecommunications services in Argentina, Brazil, El Salvador, Peru, Portugal, Puerto Rico, the United States and Venezuela.

Telefonos de Mexico S.A. de CV (Telmex) (ADR), headquartered in Mexico City, Mexico, is a provider of telecommunication services to users of domestic and international telephone services in Mexico.

Telesp-Telecomunicacoes de Sao Paulo S.A. (ADR), headquartered in Sao Paulo, Brazil, provides fixed-line telecommunications services in the state of Sao Paulo under a concession agreement granted by the federal government of Brazil.

Utilities
_________

Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP (ADR), headquartered in Sao Paulo, Brazil, operates public water and sewage systems in the state of Sao Paulo, Brazil. The company also provides water on a bulk basis to certain municipalities in the Sao Paulo metropolitan region that do not have water production systems.

Companhia Energetica de Minas Gerais-CEMIG (ADR), headquartered in Belo Horizonte, Brazil, an integrated energy company, engages in the generation, transmission, and distribution of electricity in Minas Gerais, Brazil.

CPFL Energia S.A. (ADR), headquartered in Sao Paulo, Brazil, distributes, generates and commercializes electricity in Brazil through its subsidiaries. The company also provides electricity-related services to its affiliates as well as unaffiliated parties.

Veolia Environnement (ADR), headquartered in Paris, France, offers waste management services and logistics for industrial clients, sorting and recycling of materials, waste treatment through incineration, composting and storage, and final recovery of waste in the form of energy or organic materials.

                                  REITs

American Capital Agency Corp., headquartered in Bethesda, Maryland, operates as a real estate investment trust that invests in agency pass-through securities and collateralized mortgage obligations for which the principal and interest payments are guaranteed by a U.S. Government agency or a U.S. Government sponsored entities.

Annaly Capital Management Inc., headquartered in New York, New York, is a self-managed real estate investment trust that owns and manages a portfolio of mortgage-backed securities, including mortgage pass-through certificates, collateralized mortgage obligations (CMOs) and other securities representing interests in or obligations backed by pools of mortgage loans.

Chimera Investment Corporation, headquartered in New York, New York, is a real estate investment trust that invests in residential mortgage backed securities (RMBS), residential mortgage loans, real estate-related securities, asset backed securities (ABS), and various other asset classes in the United States.

Entertainment Properties Trust, headquartered in Kansas City, Missouri, is a self-managed real estate investment trust engaged in acquiring and developing entertainment properties including megaplex theatres and entertainment-themed retail centers.

Hatteras Financial Corp., headquartered in Winston-Salem, North
Carolina, operates as an externally-managed mortgage real estate investment trust. It invests in adjustable-rate and hybrid adjustable-rate single-family residential mortgage pass-through securities guaranteed or issued by the United States Government agency, or by the United States Government-sponsored entity.

Highwood Properties, Inc., headquartered in Raleigh, North Carolina, is a real estate investment trust which acquires, develops, manages and leases suburban office and industrial properties through its operating partnership and subsidiaries. The company operates in the southeastern and midwestern regions of the United States.

Invesco Mortgage Capital Inc., headquartered in Atlanta, Georgia, operates as a mortgage real estate investment trust.

Liberty Property Trust, headquartered in Malvern, Pennsylvania, is a self-managed real estate investment trust providing leasing, acquisition, development, property management and other related services for industrial and office properties located in the southeastern, mid-Atlantic and midwestern regions of the United States.

MFA Financial, Inc., headquartered in New York, New York, is a self-managed real estate investment trust which is primarily engaged in the business of investing in high-grade adjustable-rate mortgage-backed securities.

National Health Investors, Inc., headquartered in Murfreesboro,
Tennessee, is a real estate investment trust that invests in income-producing healthcare properties primarily in the long-term care industry.

National Retail Properties Inc., headquartered in Orlando, Florida, is a real estate investment trust that owns and manages commercial properties throughout the United States. The company leases properties to major retail tenants under long-term commercial net leases.

Piedmont Office Realty Trust Inc., headquartered in Johns Creek,
Georgia, engages in the acquisition and ownership of commercial real estate properties in the United States.

Plum Creek Timber Company, Inc., headquartered in Seattle, Washington, is a self-managed real estate investment trust that owns timberland and wood products conversion plants in the northwestern, northeastern and southern regions of the United States. The company also harvests and exports timber as well as producing lumber, plywood and fiberboard.

Potlatch Corporation, headquartered in Spokane, Washington, operates as a real estate investment trust that owns and manages timberlands located in Arkansas, Idaho, Minnesota and Wisconsin in the United States.

Realty Income Corporation, headquartered in Escondido, California, is a self-managed real estate investment trust engaged in acquisition;
leasing; legal, retail, and real estate research; portfolio management; and capital markets.

Redwood Trust, Inc., headquartered in Mill Valley, California, is a self-managed real estate investment trust specializing in owning, financing and credit-enhancing high-quality jumbo residential mortgage loans nationwide.

Senior Housing Properties Trust, headquartered in Newton, Massachusetts, is a real estate investment trust that invests in senior housing real estate, including apartment buildings for aged residents, independent living properties, assisted living facilities and nursing homes.

Sovran Self Storage, Inc., headquartered in Buffalo, New York, is a self-managed real estate investment trust that owns and operates self-storage facilities in 21 states.

Starwood Property Trust Inc., headquartered in Greenwich, Connecticut, a real estate investment trust, primarily focuses on originating, investing in, financing, and managing commercial mortgage loans, commercial mortgage-backed securities, commercial real estate debt investments, and other commercial real estate-related debt investments.

Ventas, Inc., headquartered in Louisville, Kentucky, is a self-managed real estate investment trust that owns skilled nursing facilities, hospitals and personal care facilities in 36 states across every region of the United States.

                      Target Growth Strategy Stocks

Agilent Technologies, Inc., headquartered in Santa Clara, California, provides bio-analytical and electronic measurement solutions to various industries; including life sciences, electronics, chemical analysis, and communications.

Altera Corporation, headquartered in San Jose, California, designs, manufactures and markets programmable logic devices and associated development tools to the telecommunications, data communications and industrial applications markets.

Atmel Corporation, headquartered in San Jose, California, designs, develops, makes and markets a broad range of high-performance, non-volatile memory and logic integrated circuits using its proprietary complementary metal-oxide semiconductor technologies.

Avago Technologies Limited, headquartered in Singapore, engages in the design, development and supply of analog semiconductor devices worldwide.

BorgWarner, Inc., headquartered in Chicago, Illinois, is a supplier of engineered systems and components, primarily for automotive powertrain applications.

CB Richard Ellis Group, Inc., headquartered in Los Angeles, California, offers commercial real estate services worldwide. The company provides various advisory services, such as strategic advice and execution to owners, investors, and occupiers of real estate; origination and servicing of commercial mortgage loans; and valuation services that include market value appraisals, litigation support, discounted cash flow analyses, and feasibility and fairness opinions.

Chesapeake Energy Corporation, headquartered in Oklahoma City, Oklahoma, is engaged in the exploration and production of oil and natural gas.

Chipotle Mexican Grill, Inc., headquartered in Denver, Colorado, develops and operates fast-casual, fresh Mexican food restaurants in the United States and Canada.

Cimarex Energy Co., headquartered in Denver, Colorado, is engaged in oil and gas exploration and production and gas marketing, with exploration and development activities primarily in Louisiana, Oklahoma, Texas and the Hugoton Field of western Kansas.

Cliffs Natural Resources Inc., headquartered in Cleveland, Ohio, operates iron ore mines in the United States and eastern Canada. The company produces iron ore pellets, selling the majority of its product to integrated steel companies in the United States and Canada.

Deere & Company, headquartered in Moline, Illinois, manufactures and distributes farm equipment and machines used in construction, earthmoving and forestry.

Devon Energy Corporation, headquartered in Oklahoma City, Oklahoma, including its subsidiaries, is an energy company engaged primarily in oil and gas exploration, development and production and in the acquisition of producing properties.

Eastman Chemical Company, headquartered in Kingsport, Tennessee, is a global chemical company engaged in the manufacture and sale of a broad portfolio of chemicals, plastics, and fibers.

The Estee Lauder Companies Inc., headquartered in New York, New York, manufactures and markets skin care, makeup, fragrance, and hair care products. The company's products are sold worldwide under brand names such as Aramis, Aveda, Clinique, Estee Lauder, Origins, and Prescriptives.

Freeport-McMoRan Copper & Gold, Inc. (Class B), headquartered in
Phoenix, Arizona, is a copper and gold mining and production company.

Lam Research Corporation, headquartered in Fremont, California, designs, manufactures, markets and services semiconductor processing equipment used in the fabrication of integrated circuits.

Leucadia National Corporation, headquartered in New York, New York, through its subsidiaries, engages in telecommunications, healthcare services, manufacturing, banking and lending, real estate, and winery businesses.

Liberty Media Capital Series A, headquartered in Englewood, Colorado, engages in the live-action theatrical film production and distribution, home video distribution, live-action television production and distribution, and theatrical and non-theatrical animation businesses primarily in the United States.

Micron Technology, Inc., headquartered in Boise, Idaho, designs, develops, makes and sells semiconductor memory products, personal computer systems and network servers.

The Mosaic Company, headquartered in Plymouth, Minnesota, engages in the production, blending, and distribution of crop nutrient and animal feed products worldwide.

Newfield Exploration Company, headquartered in Houston, Texas, explores for, develops and acquires oil and natural gas properties located principally in the Gulf of Mexico.

Pioneer Natural Resources Company, headquartered in Irving, Texas, is an oil and gas exploration and production company with ownership interests in oil and gas properties located in the United States, Argentina, Canada, Gabon, South Africa and Tunisia.

Potash Corporation of Saskatchewan Inc., headquartered in Saskatoon, Saskatchewan, Canada, manufactures and sells solid and liquid phosphate fertilizers, animal feed supplements and industrial acid used in food products and industrial processes. It produces potash from mines in Canada and conducts operations at facilities in Canada, Brazil, Chile, Trinidad and the United States.

Rockwell Automation, Inc., headquartered in Milwaukee, Wisconsin, researches, develops and makes automation equipment and systems, avionics and communications products and systems. The company's products are sold to customers in both commercial and government markets.

SINA Corp., headquartered in Shanghai, China, operates as an online media company and information services provider in China.

Southwestern Energy Company, headquartered in Houston, Texas, is a diversified energy company engaging in oil and gas exploration and production, and natural gas gathering, transmission, marketing and distribution.

Starbucks Corporation, headquartered in Seattle, Washington, buys and roasts whole bean coffees and sells its own brand of specialty coffee. The company has retail operations in North America and the Pacific Rim. The company also produces and sells the bottled "Frappucino" coffee drink and a line of ice creams.

Tim Hortons, Inc., headquartered in Oakville, Ontario, Canada, is engaged in franchising fast food restaurants which serve coffee drinks, tea, soups, sandwiches and bakery products. The company operates restaurants in Canada and the United States.

TRW Automotive Holdings Corp., headquartered in Cleveland, Ohio, designs, manufactures and sells products and systems in seven industry segments: occupant safety systems, chassis systems, automotive electronics, other automotive, space and electronics systems, information technology and aeronautical systems.

Walter Industries, Inc., headquartered in Tampa, Florida, engages in home building, financing, industrial products, natural resources, and other businesses.

                    Target Small-Cap Strategy Stocks

Accuray Incorporated, headquartered in Sunnyvale, California, designs, develops, and sells the CyberKnife system, an image-guided robotic radiosurgery system used for the treatment of solid tumors.

ACI Worldwide, Inc., headquartered in New York, New York, develops, markets and supports software products for the global electronics funds transfer market. The company's products are used to process transactions involving credit cards, debit cards, smartcards, home banking services, checks, and automated clearing and settlement.

Arbitron Inc., headquartered in Columbia, Maryland, measures radio and webcast audiences and provides application software used for analyzing media audience and marketing information. The company is an international marketing and media research firm serving clients in the United States and Europe.

Balchem Corporation, headquartered in New Hampton, New York, provides specialty performance ingredients and products for the food, nutritional, feed, pharmaceutical, and medical sterilization industries in the United States and internationally.

BJ's Restaurants Inc., headquartered in Huntington Beach, California, owns and operates casual dining restaurants in the United States. The company operates restaurants under the "BJ's Restaurant & Brewery" and "BJ's Pizza & Grill" brand names.

Boise Inc., headquartered in Boise, Idaho, manufactures packaging and paper products in North America.

The Boston Beer Company, Inc., headquartered in Boston, Massachusetts, produces malt beverages and hard cider products primarily in the United States.

Bottomline Technologies, Inc., headquartered in Portsmouth, New
Hampshire, markets and provides electronic payment, invoice, and document automation solutions to corporations, financial institutions, and banks worldwide.

Cardtronics Inc., headquartered in Houston, Texas, owns and operates ATMs and financial services kiosks.

Clearwater Paper Corporation, headquartered in Spokane, Washington, manufactures and sells pulp-based products in the United States.

Computer Programs and Systems, Inc., headquartered in Mobile, Alabama, is a healthcare information technology company that designs, develops, markets, installs and supports computerized information technology systems to meet the demands of small and mid-size hospitals.

Constant Contact, Inc., headquartered in Waltham, Massachusetts, provides on-demand e-mail marketing and online survey solutions, as well as event marketing solutions for small organizations, including small businesses, associations, and non-profits located primarily in the United States.

CoStar Group Inc., headquartered in Bethesda, Maryland, is a provider of information services to the commercial real estate industry in the United States and United Kingdom.

Cyberonics, Inc., headquartered in Houston, Texas, designs, develops and markets medical devices. The company's devices are used for the treatment of epilepsy and other debilitating neurological and psychiatric disorders, as well as other diseases. The company's NCP System is approved for sale in the United States, Europe, Canada and other markets.

Entropic Communications, Inc., headquartered in San Diego, California, is a fabless semiconductor company that designs, develops, and markets systems solutions to enable connected home entertainment.

FEI Company, headquartered in Hillsboro, Oregon, is engaged in the design, manufacture, sale and service of Structural Process Management solutions for the high-growth segments of the semiconductor, data storage and industry and institute markets.

Financial Engines, Inc., headquartered in Palo Alto, California, and its subsidiaries provide independent, technology-enabled portfolio management services, investment advice, and retirement help to participants in employer-sponsored defined contribution plans, such as 401(k) plans.

Franklin Electric Co., Inc., headquartered in Bluffton, Indiana, is primarily engaged in the design, manufacture and distribution of motors, electronic controls and related parts and equipment.

GeoEye Inc., headquartered in Dulles, Virginia, is a provider of earth imagery products and services on a global basis. The company's high-resolution satellite offers both color and black and white digital imagery worldwide.

Hanger Orthopedic Group, Inc., headquartered in Bethesda, Maryland, owns and operates orthotic and prosthetic patient care centers in the United States.

Hornbeck Offshore Services, Inc., headquartered in Covington, Louisiana, provides marine transportation services to the offshore oil and gas industry. The company owns and operates supply vessels in the Gulf of Mexico supporting operations of drilling rigs and platforms. Ocean-going tugs and barges are also operated in the northeastern United States and Puerto Rico.

Ixia, headquartered in Calabasas, California, provides converged test systems and services for wireless and wired infrastructures and services.

James River Coal Co., headquartered in Richmond, Virginia, through its subsidiaries, engages in mining, processing, and selling bituminous, steam- and industrial-grade coal in eastern Kentucky and southern
Indiana.

Jos. A. Bank Clothiers, Inc., headquartered in Hampstead, Maryland, is a retailer and direct marketer (through catalog and Internet) of men's tailored and casual clothing and accessories.

K12, Inc., headquartered in Herndon, Virginia, is a technology-based education company that provides proprietary curriculum and educational services for online delivery to students in kindergarten through 12th grade primarily in the United States.

KapStone Paper and Packaging Corporation, headquartered in Northbrook, Illinois, engages in the production and sale of unbleached kraft, linerboard, saturating kraft and unbleached folding carton boards in the United States and internationally.

Lattice Semiconductor Corporation, headquartered in Hillsboro, Oregon, designs, develops and markets high-performance programmable logic devices (PLDs) and related software.

Littelfuse, Inc., headquartered in Des Plaines, Illinois, is a leading manufacturer and seller of fuses and other circuit protection devices for use in the electronic, automotive and general industrial markets. The company manufactures and sells a wide range of electronic circuit protection products, including miniature and subminiature fuses, protectors and resettables.

LivePerson Inc., headquartered in New York, New York, provides online engagement solutions that facilitate real-time assistance and advice.

Medidata Solutions, Inc., headquartered in New York, New York, provides hosted clinical development solutions for life science organizations worldwide.

Microstrategy Incorporated, headquartered in McLean, Virginia, provides business intelligence software that enables companies to analyze the raw data stored across their enterprise to identify the trends and insights.

Molina Healthcare Inc., headquartered in Long Beach, California, is a multi-state managed care organization that arranges for the delivery of healthcare services to persons eligible for Medicaid and other programs for low-income families and individuals.

Neogen Corp., headquartered in Lansing, Michigan, together with its subsidiaries, engages in the development, manufacture, and sale of various products for food safety testing and animal health applications.

Questcor Pharmaceuticals, Inc., headquartered in Union City, California, focuses on developing and commercializing pharmaceutical drugs primarily in the United States.

STEC Inc., headquartered in Santa Ana, California, designs, develops, manufactures and markets custom memory solutions based on flash memory and Dynamic Random Access Memory technologies primarily for original equipment manufacturers.

Steven Madden, Ltd., headquartered in Long Island City, New York, together with its subsidiaries, designs, sources, markets and sells fashion-forward footwear brands for women, men and children.

Synchronoss Technologies, Inc., headquartered in Bridgewater, New
Jersey, provides multi-channel transaction management solutions to the communications services and digital content marketplaces primarily in North America.

Vitamin Shoppe, Inc., headquartered in North Bergen, New Jersey, engages in the retail and direct marketing of vitamins, minerals, nutritional supplements, herbs, sports nutrition formulas, homeopathic remedies, natural pet food, low carb foods, diet and weight management supplements, and other health and beauty aids primarily in the United States.

World Acceptance Corporation, headquartered in Greenville, South
Carolina, is engaged in the small-loan consumer finance business, offering short-term loans, related credit insurance and ancillary products and services to individuals in 10 states.

Zoll Medical Corporation, headquartered in Burlington, Massachusetts, designs, makes and markets an integrated line of proprietary, noninvasive cardiac resuscitation devices; disposable electrodes used for the emergency treatment of cardiac arrest victims; and EMS data management systems.

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Aaron's, Inc., headquartered in Atlanta, Georgia, operates as a specialty retailer of consumer electronics, computers, residential and office furniture, household appliances, and accessories in the United States and Canada.

Advanced Micro Devices, Inc., headquartered in Sunnyvale, California, designs, develops, makes and sells a variety of industry-standard integrated circuits which are used in product applications such as telecommunications equipment, data and network communications equipment, consumer electronics, personal computers and workstations.

Aetna Inc., headquartered in Hartford, Connecticut, is a health benefits company whose business operations are conducted in the Healthcare, Group Insurance and Large Case Pensions segments.

Alaska Air Group, Inc., headquartered in Seattle, Washington, a holding company, engages in airline passenger and mail services within Alaska and the Western United States.

Archer-Daniels-Midland Company, headquartered in Decatur, Illinois, is engaged in the business of procuring, transporting, storing, processing, and merchandising agricultural commodities and products, including oil seeds, corn, and wheat.

Arrow Electronics, Inc., headquartered in Melville, New York, is a distributor of electronic components and computer products to industrial and commercial customers through a global distribution network spanning North America, Europe and the Asia/Pacific region.

Avnet Inc., headquartered in Phoenix, Arizona, distributes electronic components, enterprise network and computer equipment, and embedded subsystems.

Ball Corporation, headquartered in Broomfield, Colorado, is a manufacturer of metal and plastic packaging, primarily for beverages and foods, and a supplier of aerospace and other technologies and services to commercial customers.

Big Lots, Inc., headquartered in Columbus, Ohio, engages in the retail of closeout merchandise in the United States.

CIGNA Corporation, headquartered in Philadelphia, Pennsylvania, operates as one of the largest investor-owned, insurance-based financial services organizations in the country. The company focuses its efforts on employee benefits, property-casualty insurance, managed care products and services, retirement products and services and individual financial services worldwide.

Community Health Systems Inc., headquartered in Brentwood, Tennessee, is a non-urban provider of general hospital healthcare services in the United States.

ConocoPhillips, headquartered in Bartlesville, Oklahoma, explores for and produces crude oil and natural gas worldwide, markets refined products and manufactures chemicals. The company's chemicals segment manufactures and markets petrochemicals and plastics on a worldwide basis.

Dell Inc., headquartered in Round Rock, Texas, designs, develops, makes, sells, services and supports a broad range of computer systems, including desktops, notebooks and servers compatible with industry standards under the "Dell" brand name. The company also sells software, peripheral equipment, and service and support programs.

Delta Air Lines, Inc., headquartered in Atlanta, Georgia, provides scheduled air transportation for passengers and cargo in the United States and internationally.

Dillard's, Inc. (Class A), headquartered in Little Rock, Arkansas, operates traditional department stores located primarily in the midwestern, southeastern and southwestern United States. The stores offer fashion apparel and home furnishings.

DST Systems, Inc., headquartered in Kansas City, Missouri, provides information processing and computer software services and products, primarily to mutual funds, insurance providers, banks and other financial service organizations.

Federal-Mogul Corporation, headquartered in Southfield, Michigan, manufactures and distributes parts, components, modules and systems to customers in the automotive, small engine, heavy-duty, marine, railroad, aerospace and industrial markets worldwide.

GameStop Corporation (Class A), headquartered in Grapevine, Texas, is a specialty retailer of video game products and personal computer entertainment software in the United States and abroad.

Harris Corporation, headquartered in Melbourne, Florida, through its subsidiaries, provides communications products, systems, and services to government and commercial customers. The company operates in four segments: Government Communications Systems; RF Communications;
Microwave Communications; and Broadcast Communications.

Health Management Associates, Inc., headquartered in Naples, Florida, provides general acute health services in non-urban locations through the operation of general hospitals and psychiatric hospitals.

Hess Corporation, headquartered in New York, New York, explores for, produces, purchases, transports and sells crude oil and natural gas.

Hewlett-Packard Company, headquartered in Palo Alto, California, designs, makes and services equipment and systems for measurement, computation and communications including computer systems, personal computers, printers, calculators, electronic test equipment, medical electronic equipment, electronic components and instrumentation for chemical analysis.

L-3 Communications Holdings, Inc., headquartered in New York, New York, is a merchant supplier of secure communication systems and specialized communication products, including secure, high data rate systems, microwave components, avionics and ocean systems, and telemetry and space products.

Lockheed Martin Corporation, headquartered in Bethesda, Maryland, engages in the research, design, development, manufacture and integration of advanced technology products and services ranging from aircraft, spacecraft and launch vehicles to missiles, electronics, information systems and energy management.

Macy's, Inc., headquartered in Cincinnati, Ohio, operates department stores nationwide. The company also operates electronic commerce and direct mail catalog subsidiaries.

Nalco Holding Co., headquartered in Naperville, Illinois, and its subsidiaries provide integrated water treatment and process improvement services, and chemicals and equipment programs for industrial and institutional applications worldwide.

Northrop Grumman Corporation, headquartered in Los Angeles, California, provides technologically advanced products, services and solutions in defense and commercial electronics, systems integration, information and non-nuclear shipbuilding and systems.

Owens Corning Inc., headquartered in Toledo, Ohio, provides insulation, roofing, siding, basement and acoustic systems for building and remodeling, composites solutions and asphalt.

Rent-A-Center, Inc., headquartered in Plano, Texas, operates franchised and company-owned rent-to-own stores. The company's stores offer home electronics, appliances, furniture and accessories primarily to individuals under flexible rental purchase agreements that allow the customer to obtain ownership at the conclusion of an agreed upon rental period.

Rock-Tenn Company (Class A), headquartered in Norcross, Georgia, manufactures and distributes folding fiber partitions, cartons, corrugated containers and displays, laminated paperboard products, plastic packaging, recycled paperboard and corrugating medium to nondurable good producers.

Ryder System, Inc., headquartered in Miami, Florida, is a provider of transportation and supply chain management solutions.

Sauer-Danfoss, Inc., headquartered in Lincolnshire, Illinois, engages in the design, manufacture and sale of engineered hydraulic, electric and electronic systems and components that generate, transmit and control power in mobile equipment.

Smithfield Foods, Inc., headquartered in Smithfield, Virginia, operates as a producer, manufacturer, marketer, seller and distributor of a variety of fresh pork and processed meat products both domestically and in Canada, France, Japan, Mexico and Poland.

Temple-Inland Inc., headquartered in Austin, Texas, through its subsidiaries, conducts operations in three groups: Paper, Building Products and Financial Services.

Time Warner Telecom Inc., headquartered in Littleton, Colorado, is a fiber facilities-based local exchange carrier in selected metropolitan areas across the United States. The company offers a wide range of business telephony services, primarily to medium- and large-sized business customers and other carriers. The company's customers include telecommunications-intensive business end-users and long distance carriers.

TRW Automotive Holdings Corp., headquartered in Cleveland, Ohio, designs, manufactures and sells products and systems in seven industry segments: occupant safety systems, chassis systems, automotive electronics, other automotive, space and electronics systems, information technology and aeronautical systems.

Tyson Foods, Inc. (Class A), headquartered in Springdale, Arkansas, produces, processes and markets a variety of food products consisting of value-enhanced chicken, fresh and frozen chicken, beef and pork products and prepared foods. The company also produces flour and corn tortillas, taco shells, and high-protein animal food ingredients. The company's products are marketed through its food service, wholesale membership clubs, retail and international divisions.

UnitedHealth Group Incorporated, headquartered in Minnetonka, Minnesota, is aligned into four businesses which work together to provide customers with an integrated set of health and well-being products and services. These businesses include: Health Care Services; OptumHealth; Ingenix, and Prescription Solutions.

Vishay Intertechnology, Inc., headquartered in Malvern, Pennsylvania, makes and supplies passive electronic components, including resistors, capacitors and inductors, used in a broad range of products containing electronic circuitry. The company offers most of its product types in surface mount device form and in the traditional leaded device form.

Wal-Mart Stores, Inc., headquartered in Bentonville, Arkansas, is the largest retailer in the United States measured by total revenues. The company operates "Wal-Mart" retail discount department stores, "Wal-Mart Supercenters" and "Sam's" wholesale clubs in the United States and several other countries.

                 Value Line(R) Target 25 Strategy Stocks

American Axle & Manufacturing Holdings, Inc., headquartered in Detroit, Michigan, manufactures, engineers, validates and designs driveline systems for trucks, sport utility vehicles and passenger cars. The company's products include axles, driveshafts, chassis components, transmission parts, and forged products.

Brooks Automation Inc., headquartered in Chelmsford, Massachusetts, develops, makes and supplies vacuum central wafer handling systems and modules for the semiconductor process equipment industry; and central substrate handling systems and modules for the flat panel display manufacturing industry.

BT Group PLC (ADR), headquartered in London, England, through its subsidiaries, provides communications solutions and services to business, residential, and wholesale customers in Europe, the Americas, and the Asia-Pacific region.

Cliffs Natural Resources Inc., headquartered in Cleveland, Ohio, operates iron ore mines in the United States and eastern Canada. The company produces iron ore pellets, selling the majority of its product to integrated steel companies in the United States and Canada.

Deluxe Corporation, headquartered in Shoreview, Minnesota, is a provider of integrated risk management, electronic transaction services and paper payments to the financial services and retail industries.

Dillard's, Inc. (Class A), headquartered in Little Rock, Arkansas, operates traditional department stores located primarily in the midwestern, southeastern and southwestern United States. The stores offer fashion apparel and home furnishings.

Fairchild Semiconductor International, Inc., headquartered in South Portland, Maine, provides products that manage and distribute power and interface solutions for various electronic devices. The company's semiconductors are used in computers, communication products and other applications.

GT Solar International, Inc., headquartered in Merrimack, New Hampshire, and its subsidiaries provide manufacturing equipment and turnkey manufacturing solutions to the photovoltaic (PV) industry worldwide.

International Rectifier Corporation, headquartered in El Segundo, California, designs, makes and markets power semiconductors used to convert electricity at relatively high voltage and current levels in products such as automobiles, communications equipment, computers and peripherals, consumer electronics and lighting, and industrial and office equipment.

Lam Research Corporation, headquartered in Fremont, California, designs, manufactures, markets and services semiconductor processing equipment used in the fabrication of integrated circuits.

MasTec, Inc., headquartered in Coral Gables, Florida, provides various services to the providers of telecommunications, broadband, energy services, traffic control, and homeland security systems in North America. The company provides telecommunication customers with networks that carry voice, video, data, and Internet services to their end users.

MKS Instruments, Inc., headquartered in Andover, Massachusetts, develops, makes and supplies instruments and components used to measure, control and analyze gases in semiconductor manufacturing and similar industrial manufacturing processes.

Nordson Corporation, headquartered in Westlake, Ohio, manufactures equipment used for precision dispensing, testing and inspection, and surface preparation and curing.

Novellus Systems, Inc., headquartered in San Jose, California, designs, makes, sells and services chemical vapor deposition equipment used in the fabrication of integrated circuits. The company sells its products to semiconductor manufacturers worldwide.

Photronics, Inc., headquartered in Jupiter, Florida, manufactures photomasks which are photographic quartz plates containing microscopic images of electronic circuits used as masters to transfer circuit patterns onto semiconductor wafers.

Rent-A-Center, Inc., headquartered in Plano, Texas, operates franchised and company-owned rent-to-own stores. The company's stores offer home electronics, appliances, furniture and accessories primarily to individuals under flexible rental purchase agreements that allow the customer to obtain ownership at the conclusion of an agreed upon rental period.

RPC, Inc., headquartered in Atlanta, Georgia, is an oil and gas services company that provides a range of oilfield services and equipment to the oil and gas companies primarily in the United States.

Sauer-Danfoss, Inc., headquartered in Lincolnshire, Illinois, engages in the design, manufacture and sale of engineered hydraulic, electric and electronic systems and components that generate, transmit and control power in mobile equipment.

Sinclair Broadcast Group, Inc., headquartered in Hunt Valley, Maryland, a television broadcasting company, engages in the ownership and provision of programming, operating, and sales services to television stations in the United States.

STMicroelectronics N.V., headquartered in Geneva, Switzerland, designs, develops, makes and markets a broad range of semiconductor integrated circuits and discrete devices used in a variety of microelectronic applications, including telecommunications and computer systems, consumer products, automotive products and industrial automation and control systems.

The Timberland Company (Class A), headquartered in Stratham, New
Hampshire, designs, develops, makes and markets boots, shoes, apparel and accessories under the "Timberland" brand name.

TRW Automotive Holdings Corp., headquartered in Cleveland, Ohio, designs, manufactures and sells products and systems in seven industry segments: occupant safety systems, chassis systems, automotive electronics, other automotive, space and electronics systems, information technology and aeronautical systems.

Varian Semiconductor Equipment Associates, Inc., headquartered in Gloucester, Massachusetts, designs and manufactures semiconductor processing equipment used in the production of integrated circuits. The company also supplies ion implantation systems used in the manufacture of semiconductor chips.

Vishay Intertechnology, Inc., headquartered in Malvern, Pennsylvania, makes and supplies passive electronic components, including resistors, capacitors and inductors, used in a broad range of products containing electronic circuitry. The company offers most of its product types in surface mount device form and in the traditional leaded device form.

Westlake Chemical Corporation, headquartered in Houston, Texas, manufactures and markets basic chemicals, vinyls, polymers, and fabricated polyvinyl chloride (PVC) building products.

We have obtained the foregoing company descriptions from third-party sources we deem reliable.